UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22083

Fidelity Central Investment Portfolios II LLC
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2008

Item 1. Reports to Stockholders

Fidelity® 1-3 Year Duration
Securitized Bond Central Fund

Annual Report

August 31, 2008

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are the registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

13CEN-ANN-1008
1.833848.101

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2008	Past 1 year	Life of Fund A
Fidelity 1-3 Year Duration Securitized Bond Central Fund	-7.47%	-3.84%

A From September 25, 2006.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity 1-3 Year Duration Securitized Bond Central Fund on September 25, 2006, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers® U.S. Aggregate Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from John Houston, who became Portfolio Manager of Fidelity® 1-3 Year Duration Securitized Bond Central Fund on April 1, 2008

Several years of healthy economic growth and a hearty appetite for risk abruptly reversed during the 12-month period ending August 31, 2008, as a meltdown in the subprime mortgage market led to an unnerving credit crisis. In response, bond investors fled from lower-quality debt instruments and flocked to those with an explicit or implicit guarantee from the U.S. government. The investment-grade bond market as a whole, as measured by the Lehman Brothers® U.S. Aggregate Index, rose 5.86% during the past year, while seeing appreciable performance disparity among its constituents. Treasuries did the best, benefiting from their reputation as one of the world's safest investments. The Lehman Brothers U.S. Treasury Index gained 8.65% during the period - one of the highest returns of any domestic or international asset class over the past 12 months. At the opposite end of the spectrum, the asset-backed sector - home to weak-performing subprime debt - had negative results, falling 3.48% according to the Lehman Brothers U.S. Fixed-Rate Asset-Backed Securities Index.

The fund returned -7.47% during the past year. That result trailed the Lehman Brothers U.S. Aggregate Index and the 6.12% gain of the Lehman Brothers 1-Year/2-Year Swap Blend Index. The fund's underperformance for the period was the result of holdings in a variety of sectors. Chief among these were the fund's investments in asset-backed securities (ABS). Within the fund's ABS holdings, its position in subprime mortgage bonds, which accounted for approximately 15% of the portfolio on average, subtracted about 500 basis points from results. Holdings of ABS in the credit card, student loan and "other ABS" categories also hampered returns, as did subprime exposure via credit default swaps. Collateralized mortgage obligations derived from residential loans in the United Kingdom also hurt performance, as expectations for falling home prices in the U.K. caused yield spreads on these securities to widen dramatically - particularly on those rated below AAA. As the credit crunch unfolded, demand for these securities declined considerably. Lastly, the fund's investments in commercial mortgage-backed securities rated below AAA also weighed on results. As the period came to a close, I continued to position the fund more defensively by reducing its exposure to lower-quality securities.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2008 to August 31, 2008).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

	Beginning Account Value March 1, 2008	Ending Account Value August 31, 2008	Expenses Paid During Period* March 1, 2008 to August 31, 2008
Actual	$ 1,000.00	$ 956.70	$ .01
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,025.13	$ .01

* Expenses are equal to the Fund's annualized expense ratio of .0014%; multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annual Report

Investment Changes (Unaudited)

Quality Diversification (% of fund's net assets)
As of August 31, 2008	As of February 29, 2008
U.S. Government and U.S. Government Agency Obligations 7.6%	U.S. Government and U.S. Government Agency Obligations 11.2%
AAA 43.5%	AAA 55.1%
AA 8.5%	AA 9.5%
A 9.1%	A 8.4%
BBB 6.6%	BBB 7.3%
BB and Below 0.2%	BB and Below 0.0%
Not Rated 1.0%	Not Rated 0.9%
Short-Term Investments and Net Other Assets 23.5%	Short-Term Investments and Net Other Assets 7.6%

We have used ratings from Moody's ® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Weighted Average Maturity as of August 31, 2008
6 months ago
Years	2.1	3.1

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of August 31, 2008
6 months ago
Years	1.3	1.4

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of August 31, 2008*		As of February 29, 2008**
	U.S. Government and U.S. Government Agency Obligations 7.6%		U.S. Government and U.S. Government Agency Obligations 11.2%
	Asset-Backed Securities 34.5%		Asset-Backed Securities 39.0%
	CMOs and Other Mortgage Related Securities 34.4%		CMOs and Other Mortgage Related Securities 42.2%
	Short-Term Investments and Net Other Assets 23.5%		Short-Term Investments and Net Other Assets 7.6%
* Foreign investments	7.4%	** Foreign investments	8.4%
* Futures and Swaps	34.5%	** Futures and Swaps	23.4%

Annual Report

Investments August 31, 2008

Showing Percentage of Net Assets

U.S. Government Agency Obligations - 7.6%
	Principal Amount	Value
Fannie Mae 4.75% 3/12/10 (c)(e)(f)	$ 104,000,000	$ 106,592,601
Freddie Mac 4.25% 7/15/09 (f)	7,466,000	7,533,388
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $112,455,729)		114,125,989
Asset-Backed Securities - 34.5%

ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1:
Class M1, 2.9719% 2/25/34 (h)(j)	811,971	769,498
Class M2, 3.5719% 2/25/34 (h)(j)	2,525,000	1,900,101
Series 2006-HE3 Class A2A, 2.5219% 6/25/36 (h)(j)	26,968	26,921
Advanta Business Card Master Trust Series 2006-C1 Class C1, 2.9506% 10/20/14 (h)	2,280,000	1,335,478
American Express Credit Account Master Trust Series 2004-C Class C, 2.9669% 2/15/12 (d)(h)	252,165	246,055
AmeriCredit Automobile Receivables Trust Series 2006-1:
Class A3, 5.11% 10/6/10	138,248	138,209
Class B1, 5.2% 3/6/11	1,870,000	1,818,867
AmeriCredit Prime Automobile Receivables Trust Series 2007-2M Class A3, 5.22% 4/8/10	2,420,000	2,303,187
Ameriquest Mortgage Securities, Inc.:
Series 2004-R2 Class M1, 2.9019% 4/25/34 (h)(j)	5,085,000	3,736,301
Series 2005-R10 Class A2B, 2.6919% 12/25/35 (h)(j)	1,264,178	1,132,229
Series 2006-M3 Class A2A, 2.5219% 10/25/36 (h)(j)	817,421	795,198
Argent Securities, Inc.:
Series 2004-W5 Class M1, 3.0719% 4/25/34 (h)(j)	360,000	269,933
Series 2004-W7:
Class M1, 3.0219% 5/25/34 (h)(j)	4,965,000	3,704,876
Class M2, 3.0719% 5/25/34 (h)(j)	4,035,000	2,916,080
Asset Backed Funding Certificates Series 2005-HE1 Class M1, 2.8919% 12/25/34 (h)(j)	1,736,229	1,304,410
Asset Backed Funding Corp. Series 2006-OPT2:
Class M5, 2.8719% 10/25/36 (h)(j)	3,500,000	239,750
Class M7, 3.2519% 10/25/36 (h)(j)	1,490,000	83,440
Class M9. 4.3719% 10/25/36 (h)(j)	3,000,000	153,000
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2006-HE2 Class M1, 2.8419% 3/25/36 (h)(j)	1,370,000	273,178
Asset-Backed Securities - continued
	Principal Amount	Value
Asset Backed Securities Corp. Home Equity Loan Trust: - continued
Series 2006-HE6:
Class M7, 3.2719% 11/25/36 (h)(j)	$ 415,000	$ 26,892
Class M9, 4.6219% 11/25/36 (h)(j)	1,105,000	62,543
Axon Financial Funding Ltd. Series 2007-1A Class A1, 3.3913% 4/4/17 (b)(d)(h)	10,000,000	0
Bayview Financial Mortgage Trust Series 2006-D Class 2A1, 2.58% 12/28/36 (h)(j)	749,357	740,342
Bear Stearns Asset Backed Securities I Trust:
Series 2005-FR1 Class M1, 2.9719% 6/25/35 (h)(j)	1,235,000	895,458
Series 2007-HE3 Class 1A1, 2.5919% 4/25/37 (h)(j)	1,532,333	1,405,197
BMW Floorplan Master Owner Trust Series 2006-1A Class B, 2.5481% 9/17/11 (d)(h)	1,950,000	1,882,665
Brazos Higher Education Authority, Inc. Student Loan Rev. Series 2006 A2R, 5.03% 12/1/41	10,000,000	10,068,603
Capital Auto Receivables Asset Trust:
Series 2006-1 Class B, 5.26% 10/15/10	3,760,000	3,724,516
Series 2006-2:
Class B, 5.07% 12/15/11	11,625,000	10,851,745
Class C, 5.31% 6/15/12	8,550,000	7,281,206
Series 2007-1 Class C, 5.38% 11/15/12	3,045,000	2,278,966
Series 2007-SN1 Class D, 6.05% 1/17/12	1,490,000	1,321,910
Capital One Auto Finance Trust:
Series 2005-BSS Class D, 4.8% 9/15/12	6,300,000	6,221,162
Series 2006-C Class A3A, 5.07% 7/15/11	1,540,610	1,499,446
Series 2007-B Class A3A, 5.03% 4/15/12	8,670,000	8,403,129
Carmax Auto Owner Trust Series 2007-1 Class A3, 5.24% 7/15/11	2,535,000	2,537,378
Carrington Mortgage Loan Trust Series 2006-NC4 Class M1, 2.7719% 10/25/36 (h)(j)	1,170,000	210,618
Cendant Timeshare Receivables Funding LLC Series 2005-1A Class A1, 4.67% 5/20/17 (d)	5,470,763	4,348,775
Chase Manhattan Auto Owner Trust Series 2005-B Class A4, 4.88% 6/15/12	6,259,854	6,261,813
CIT Equipment Collateral Trust:
Series 2006-VT1:
Class A3, 5.13% 12/21/08	4,023,312	4,040,768
Class C, 5.28% 2/20/13	840,489	843,183
Series 2006-VT2:
Class A3, 5.07% 2/20/10	10,675,388	10,729,513
Class D, 5.46% 4/20/14	651,719	586,547
Citibank Credit Card Issuance Trust Series 2005-B1 Class B1, 4.4% 9/15/10	30,035,000	30,047,468
Asset-Backed Securities - continued
	Principal Amount	Value
Citigroup Mortgage Loan Trust:
Series 2006-HE2 Class A2A, 2.5113% 8/26/36 (h)(j)	$ 161,101	$ 156,117
Series 2006-NC2:
Class A2A, 2.5013% 9/25/36 (h)(j)	292,301	282,071
Class A2B, 2.6213% 9/25/36 (h)(j)	1,430,000	865,150
Series 2006-WF2 Class A2B, 5.735% 5/25/36 (j)	979,593	969,491
CNH Equipment Trust:
Series 2006-A Class A3, 5.2% 8/16/10	6,174,254	6,202,236
Series 2007-A Class A3, 4.98% 10/15/10	14,016,090	14,098,732
Countrywide Asset-Backed Certificates Trust:
Series 2006-13 Class 1AF1, 2.5919% 1/25/37 (h)(j)	105,276	102,907
Series 2007-11 Class 2A1, 2.5319% 6/25/47 (h)(j)	1,266,596	1,183,475
Series 2007-4 Class A1A, 2.5919% 9/25/37 (h)(j)	7,770,478	7,405,025
Series 2007-BC2 Class 2A1, 2.5619% 6/25/37 (h)(j)	1,221,263	1,188,251
Countrywide Home Loans, Inc.:
Series 2004-2 Class M1, 2.9719% 5/25/34 (h)(j)	5,275,000	4,003,524
Series 2004-3 Class M1, 2.9719% 6/25/34 (h)(j)	1,500,000	1,141,395
CPS Auto Receivables Trust:
Series 2006-D Class A3, 5.157% 5/15/11 (d)	3,835,000	3,793,057
Series 2007-B Class A3, 5.47% 11/15/11 (d)	2,234,999	2,187,506
Series 2007-C Class A3, 5.45% 5/15/12 (d)	1,819,988	1,732,970
Credit-Based Asset Servicing and Securitization Trust Series 2006-CB7 Class A2, 2.5319% 10/25/36 (h)(j)	2,095,416	1,933,021
DaimlerChrysler Auto Trust Series 2006-D Class A3, 4.98% 2/8/11	2,241,762	2,217,368
DriveTime Auto Owner Trust Series 2006-B Class A2, 5.32% 3/15/10 (d)	177,364	176,810
Fieldstone Mortgage Investment Corp. Series 2006-3:
Class 2A3, 2.6319% 11/25/36 (h)(j)	8,231,000	4,330,280
Class M1, 2.7319% 11/25/36 (h)(j)	5,480,000	580,222
First Franklin Mortgage Loan Trust:
Series 2004-FF2 Class M3, 3.2863% 3/25/34 (h)(j)	91,404	78,006
Series 2006-FF12 Class A2, 2.5119% 9/25/36 (h)(j)	1,115,589	1,053,597
Series 2006-FF5 Class 2A2, 2.5819% 4/25/36 (h)(j)	2,293,344	2,210,210
Series 2007-FF2 Class A2C, 2.6113% 3/25/37 (h)(j)	5,525,000	2,893,719
Ford Credit Auto Owner Trust Series 2006-C Class B, 5.3% 6/15/12	2,000,000	1,849,688
Fosse Master Issuer PLC Series 2007-1A Class C2, 3.335% 10/18/54 (d)(h)	1,680,000	1,414,325
Franklin Auto Trust:
Series 2006-1:
Class B, 5.14% 7/21/14	375,000	313,095
Asset-Backed Securities - continued
	Principal Amount	Value
Franklin Auto Trust: - continued
Series 2006-1:
Class C, 5.41% 7/21/14	$ 3,340,000	$ 2,331,788
Series 2007-1:
Class A4, 5.03% 2/16/15	2,625,000	2,474,364
Class C, 5.43% 2/16/15	3,215,000	2,134,577
Fremont Home Loan Trust:
Series 2005-A Class M1, 2.9019% 1/25/35 (h)(j)	4,032,438	3,533,708
Series 2006-3 Class 2A1, 2.5419% 2/25/37 (h)(j)	144,432	139,828
Series 2006-D Class M1, 2.7019% 11/25/36 (h)(j)	1,695,000	175,924
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 3.0181% 9/25/30 (d)(h)	2,810,000	1,687,319
GE Business Loan Trust Series 2006-2A:
Class A, 2.6469% 11/15/34 (d)(h)	6,206,818	5,060,301
Class B, 2.7469% 11/15/34 (d)(h)	2,243,758	1,583,035
Class C, 2.8469% 11/15/34 (d)(h)	3,725,915	2,311,954
Class D, 3.2169% 11/15/34 (d)(h)	1,416,595	719,937
GE Commercial Equipment Financing LLC Series 2004-A Class B, 3.65% 5/22/14 (d)	1,289,835	1,283,934
GE Equipment Midticket LLC Series 2006-1:
Class B, 2.6169% 9/15/17 (h)	2,765,000	2,572,275
Class C, 2.7869% 9/15/17 (h)	1,610,000	1,455,343
Goal Capital Funding Trust Series 2007-1 Class C1, 3.2044% 6/25/42 (h)	3,865,000	3,330,322
GS Auto Loan Trust Series 2007-1:
Class B, 5.53% 12/15/14	816,922	803,356
Class C, 5.74% 12/15/14	2,905,297	2,865,668
GSAMP Trust:
Series 2004-AR1 Class M1, 3.1219% 6/25/34 (h)(j)	2,775,000	1,976,112
Series 2004-FM2 Class M1, 3.2219% 1/25/34 (h)(j)	2,493,446	1,875,857
Series 2006-FM3 Class ABS, 2.6719% 11/25/36 (h)(j)	6,635,000	3,184,800
Series 2007-HE1 Class M1, 2.7219% 3/25/47 (h)(j)	975,000	189,004
GSR Mortgage Loan Trust Series 2006-6 Class AV1, 2.5313% 3/25/36 (h)	164,304	159,274
Helios Finance L.P. Series 2007-S1 Class B1, 3.1706% 10/20/14 (d)(h)	4,005,000	2,923,650
Holmes Master Issuer PLC Series 2006-1A Class 2C, 3.1031% 7/15/40 (d)(h)	720,000	651,209
Home Equity Asset Trust:
Series 2003-2 Class M1, 3.7919% 8/25/33 (h)(j)	3,061,674	2,535,539
Series 2003-4 Class M1, 3.6719% 10/25/33 (h)(j)	7,378,646	5,864,871
Series 2006-1 Class 2A3, 2.6969% 4/25/36 (h)(j)	6,095,000	3,476,436
Series 2006-7 Class M4, 2.8519% 1/25/37 (h)(j)	1,320,000	73,920
Asset-Backed Securities - continued
	Principal Amount	Value
Home Equity Asset Trust: - continued
Series 2006-8 Class 2A1, 2.5219% 3/25/37 (h)(j)	$ 226,397	$ 210,018
Home Equity Loan Trust Series 2007-FRE1 Class M1, 2.9719% 4/25/37 (h)(j)	7,165,000	1,536,534
HSBC Automotive Trust:
Series 2006-3 Class A3, 5.28% 9/19/11	3,426,358	3,433,317
Series 2007-1 Class A3, 5.3% 11/17/11	2,520,000	2,526,300
HSBC Home Equity Loan Trust:
Series 2006-3 Class A1V, 2.5506% 3/20/36 (h)(j)	1,361,590	1,322,231
Series 2007-2 Class A3V, 2.6906% 7/21/36 (h)(j)	1,055,000	650,144
HSI Asset Securitization Corp. Trust:
Series 2006-HE1 Class 2A3, 2.6319% 10/25/36 (h)(j)	2,445,000	1,124,700
Series 2007-HE1 Class 2A3, 2.6619% 1/25/37 (h)(j)	1,485,000	777,769
Hyundai Auto Receivables Trust:
Series 2006-1:
Class B, 5.29% 11/15/12	1,327,999	1,339,780
Class C, 5.34% 11/15/12	1,720,595	1,734,281
Series 2007-A Class A3A, 5.04% 1/17/12	4,070,000	4,115,289
JPMorgan Mortgage Acquisition Trust:
Series 2006-CH1:
Class A4, 2.6119% 1/25/35 (h)(j)	1,645,000	905,007
Class M1, 2.6919% 5/25/36 (h)(j)	765,000	166,942
Series 2006-NC2 Class M2, 2.7719% 7/25/36 (h)(j)	1,070,000	143,064
Series 2006-WF1:
Class A1A, 5.6% 7/25/36 (j)	157,080	156,245
Class A1B, 2.5719% 7/25/36 (h)(j)	524,685	521,570
Series 2007-CH1:
Class AV4, 2.6019% 11/25/36 (h)(j)	1,450,000	788,800
Class MV1, 2.7019% 11/25/36 (h)(j)	1,180,000	246,856
Series 2007-CH3 Class M1, 2.7719% 3/25/37 (h)(j)	3,000,000	383,340
Keycorp Student Loan Trust Series 2006-A Class 2C, 3.9581% 3/27/42 (h)	11,300,000	2,360,638
Long Beach Auto Receivables Trust Series 2007-A Class A4, 5.025% 1/15/14	9,242,500	8,780,375
Long Beach Mortgage Loan Trust:
Series 2004-2 Class M1, 3.0019% 6/25/34 (h)(j)	5,225,000	4,012,741
Series 2005-WL1 Class M2, 3.0219% 6/25/35 (h)(j)	2,340,000	1,965,433
Series 2006-1 Class 2A2, 2.6119% 2/25/36 (h)(j)	289,916	285,929
Series 2006-10 Class 2A3, 2.6319% 11/25/36 (h)(j)	2,270,000	959,075
Series 2006-2 Class 2A2, 2.6019% 3/25/36 (h)(j)	1,679,076	1,644,707
Series 2006-8 Class 2A1, 2.5119% 9/25/36 (h)(j)	693,264	667,700
Asset-Backed Securities - continued
	Principal Amount	Value
Long Beach Mortgage Loan Trust: - continued
Series 2006-9:
Class M4, 2.8419% 11/25/36 (h)(j)	$ 815,000	$ 39,283
Class M5, 2.8719% 11/25/36 (h)(j)	1,570,000	49,848
Class M7, 3.2719% 11/25/36 (h)(j)	740,000	14,696
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 2.7319% 10/25/36 (h)(j)	500,000	93,088
Series 2006-HE1 Class A2, 2.6119% 1/25/36 (h)(j)	568,654	563,056
Series 2006-HE5 Class M1, 2.7019% 11/25/36 (h)(j)	9,900,000	1,060,785
MBNA Credit Card Master Note Trust Series 2006-A1 Class A1, 4.9% 7/15/11	8,330,000	8,383,021
MBNA Master Credit Card Trust II Series 1999-B Class A, 5.9% 8/15/11	3,650,000	3,695,466
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 3.2219% 7/25/34 (h)(j)	1,416,227	802,485
Class M2, 3.2969% 7/25/34 (h)(j)	56,456	17,137
Merna Reinsurance Ltd. Series 2007-1 Class B, 4.5506% 6/30/12 (d)(h)	4,000,000	3,842,400
Merrill Auto Trust Securitization Series 2007-1:
Class A2, 5.43% 1/15/10	2,186,910	2,196,020
Class B, 5.79% 12/16/13	3,478,618	3,252,890
Merrill Lynch Alternative Note Asset Trust Series 2007-OAR1 Class A1, 2.6419% 2/25/37 (h)	2,163,024	1,477,761
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 3.1219% 7/25/34 (h)(j)	5,755,897	4,989,220
Series 2006-FM1 Class A2B, 2.5819% 4/25/37 (h)(j)	3,101,000	2,801,561
Series 2006-MLN1 Class A2A, 2.5419% 7/25/37 (h)(j)	1,089,423	1,038,356
Series 2006-OPT1 Class A1A, 2.7319% 6/25/35 (h)(j)	9,304,719	7,767,989
Morgan Stanley ABS Capital I Trust:
Series 2002-HE3 Class M1, 4.1113% 12/27/32 (h)(j)	1,647,620	1,331,035
Series 2003-NC8 Class M1, 3.5113% 9/25/33 (h)(j)	3,539,214	2,791,608
Series 2006-HE6 Class A2A, 2.5119% 9/25/36 (h)(j)	4,407,413	4,251,087
Series 2006-NC5 Class A2C, 2.6219% 10/25/36 (h)(j)	1,285,000	777,425
Series 2007-HE2:
Class A2A, 2.5119% 1/25/37 (h)(j)	215,949	198,808
Class M1, 2.7219% 1/25/37 (h)(j)	1,375,000	144,705
Asset-Backed Securities - continued
	Principal Amount	Value
Morgan Stanley ABS Capital I Trust: - continued
Series 2007-HE4 Class A2A, 2.5819% 2/25/37 (h)(j)	$ 205,435	$ 189,193
Series 2007-NC3:
Class A2A, 2.5319% 5/25/37 (h)(j)	98,999	90,027
Class A2C, 2.6619% 5/25/37 (h)(j)	5,815,000	3,038,338
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-NC4 Class M1, 3.9719% 1/25/32 (h)(j)	170,223	161,957
Series 2002-NC1 Class M1, 3.6719% 2/25/32 (d)(h)(j)	3,317,466	2,490,147
Series 2002-NC3 Class M1, 3.5519% 8/25/32 (h)(j)	1,892,187	1,198,133
Morgan Stanley Home Equity Loans Trust Series 2007-2 Class A1, 2.5719% 4/25/37 (h)(j)	1,889,490	1,745,121
Morgan Stanley IXIS Real Estate Capital Trust Series 2006-2 Class A1, 2.5219% 11/25/36 (h)(j)	285,951	279,740
National Collegiate Funding LLC Series 2004-GT1 Class IO1, 7.87% 6/25/10 (d)(h)(i)	22,795,000	2,814,649
National Collegiate Student Loan Trust:
Series 2004-1 Class AIO, 5.5% 4/25/11 (i)	2,440,000	265,250
Series 2005-GT1 Class AIO, 6.75% 12/25/09 (i)	16,950,000	1,359,973
Series 2006-2 Class AIO, 6% 8/25/11 (i)	1,210,000	199,700
Series 2006-3 Class AIO, 7.1% 1/25/12 (i)	1,945,000	375,949
Series 2006-4:
Class AIO, 6.35% 2/27/12 (i)	6,185,000	1,170,449
Class D, 3.5719% 5/25/32 (h)	8,700,000	1,740,000
Series 2007-1 Class AIO, 7.27% 4/25/12 (i)	8,315,000	1,902,306
Series 2007-2 Class AIO, 6.7% 7/25/12 (i)	7,070,000	1,569,894
New Century Home Equity Loan Trust:
Series 2005-A Class A2, 4.461% 8/25/35 (h)(j)	179,653	177,678
Series 2005-D Class M2, 2.9419% 2/25/36 (h)(j)	2,775,000	1,124,429
Newcastle CDO VIII Series 2006-8A Class 4, 3.0719% 11/1/52 (d)(h)	7,900,000	3,160,000
Nomura Home Equity Loan Trust Series 2006-AF1 Class A1, 6.032% 10/25/36 (j)	502,664	480,562
NovaStar Mortgage Funding Trust:
Series 2006-5 Class A2A, 2.5419% 11/25/36 (h)(j)	81,787	81,442
Series 2006-6 Class A2A, 2.5419% 1/25/37 (h)(j)	373,865	339,208
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 2.5619% 5/25/37 (h)(j)	482,314	450,888
Series 2007-6 Class 2A1, 2.5319% 7/25/37 (h)(j)	569,572	533,974
Ownit Mortgage Loan Trust:
Series 2006-2 Class A2A, 2.5519% 1/25/37 (h)(j)	106,403	105,505
Series 2006-6 Class A2A, 2.5319% 9/25/37 (h)(j)	3,325,185	3,181,268
Asset-Backed Securities - continued
	Principal Amount	Value
Ownit Mortgage Loan Trust: - continued
Series 2006-7 Class A2C, 2.6319% 10/25/37 (h)(j)	$ 1,975,000	$ 1,185,000
Park Place Securities, Inc. Series 2005-WCH1 Class M2, 2.9919% 1/25/35 (h)(j)	9,300,000	6,760,340
People's Choice Financial Realty Mortgage Securities Trust Series 2006-1 Class 1A1, 2.5419% 9/25/36 (h)(j)	1,674,134	1,622,603
Pinnacle Capital Asset Trust Series 2006-A Class C, 5.77% 5/25/10 (d)	741,895	740,274
Providian Master Note Trust Series 2006-C1A Class C1, 3.0169% 3/16/15 (d)(h)	11,090,000	7,086,621
Rental Car Finance Corp. Series 2005-1A Class A2, 4.59% 6/25/11 (d)	2,775,000	2,481,905
Residential Asset Securities Corp. Series 2006-EMX8 Class 1A2, 2.5919% 10/25/36 (h)(j)	2,455,000	2,346,442
Santander Drive Auto Receivables Trust Series 2007-3 Class A4A, 5.52% 10/15/14	3,500,000	2,912,949
Securitized Asset Backed Receivables LLC Trust:
Series 2005-FR4 Class B3, 4.1919% 1/25/36 (h)(j)	500,000	37,266
Series 2006-FR4 Class A2A, 2.5519% 8/25/36 (h)(j)	862,299	801,264
Series 2007-NC1 Class A2A, 2.5219% 12/25/36 (h)(j)	591,828	548,828
Sierra Receivables Funding Co. Series 2007-1A Class A2, 2.6206% 3/20/19 (d)(h)	1,623,955	1,347,883
Soundview Home Loan Trust Series 2006-WF1 Class A1F, 5.998% 10/25/36 (j)	408,225	399,167
Specialty Underwriting & Residential Finance Trust Series 2006-AB2 Class N1, 5.75% 6/25/37 (d)(j)	3,435,088	34,351
Structured Asset Securities Corp.:
Series 2004-1 Class 1A, 2.7719% 4/25/34 (h)(j)	9,216,491	7,833,326
Series 2006-BC3 Class M7, 3.2719% 10/25/36 (h)(j)	1,522,000	73,056
Structured Asset Securities Corp. Mortgage Loan Trust Series 2007-OSI Class A2, 2.5619% 6/25/37 (h)(j)	2,162,095	1,943,183
Superior Wholesale Inventory Financing Trust:
Series 2004-A10 Class B, 2.7469% 9/15/11 (h)	4,825,000	4,426,682
Series 2007-AE1:
Class A, 2.5669% 1/15/12 (h)	1,570,000	1,484,000
Class B, 2.7669% 1/15/12 (h)	1,060,000	950,833
Class C, 3.0669% 1/15/12 (h)	1,330,000	1,142,485
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 2.9169% 3/15/11 (d)(h)	9,345,000	9,328,936
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (d)	9,300,757	8,734,713
Asset-Backed Securities - continued
	Principal Amount	Value
Swift Master Auto Receivables Trust:
Series 2007-1:
Class A, 2.5669% 6/15/12 (h)	$ 3,570,000	$ 3,247,334
Class B, 2.6869% 6/15/12 (h)	2,220,000	1,843,686
Class C, 2.9669% 6/15/12 (h)	1,330,000	1,021,234
Series 2007-2 Class A, 3.1169% 10/15/12 (h)	15,000,000	13,638,605
Trapeza CDO XII Ltd./, Inc. Series 2007-12A:
Class A3, 3.2513% 4/6/42 (d)(h)	860,000	344,000
Class B, 3.3513% 4/6/42 (d)(h)	5,720,000	1,430,000
Turquoise Card Backed Securities PLC Series 2006-2:
Class B, 2.6169% 10/17/11 (h)	4,060,000	3,811,958
Class C, 2.8169% 10/17/11 (h)	3,815,000	3,469,266
Wachovia Auto Loan Owner Trust:
Series 2006-1 Class A4, 5.08% 4/20/12 (d)	5,252,000	5,173,220
Series 2006-2A:
Class A3, 5.23% 8/22/11 (d)	4,092,855	4,076,868
Class B, 5.29% 6/20/12 (d)	2,140,000	2,013,271
Class D, 5.54% 12/20/12 (d)	3,050,000	2,370,430
Wachovia Bank Commercial Mortgage Trust Series 2007-WHL8 Class LXR2, 3.2669% 6/15/20 (d)(h)	2,558,451	1,790,916
WaMu Asset-Backed Certificates Series 2006-HE5 Class M9, 4.9719% 10/25/36 (h)(j)	1,680,000	83,966
WaMu Master Note Trust:
Series 2006-C2A Class C2, 2.9669% 8/15/15 (d)(h)	8,000,000	4,892,504
Series 2006-C3A Class C3A, 2.8469% 10/15/13 (d)(h)	5,750,000	4,789,572
Series 2007-C1 Class C1, 2.8669% 5/15/14 (d)(h)	5,370,000	4,074,654
Wells Fargo Home Equity Trust Series 2007-2 Class A1, 2.5619% 4/25/37 (h)(j)	1,689,965	1,555,031
WFS Financial Owner Trust:
Series 2005-1 Class D, 4.09% 8/15/12	67,181	66,995
Series 2005-2 Class C, 4.62% 11/19/12	10,000,000	9,891,740
TOTAL ASSET-BACKED SECURITIES (Cost $685,993,498)		519,524,759
Collateralized Mortgage Obligations - 21.8%

Private Sponsor - 21.8%
Arkle Master Issuer PLC floater:
Series 2006-1A Class 3C, 3.1969% 2/17/52 (d)(h)	1,415,000	1,297,112
Series 2006-2A:
Class 2B, 2.9269% 2/17/52 (d)(h)	2,890,000	2,727,177
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Arkle Master Issuer PLC floater: - continued
Series 2006-2A:
Class 2C, 3.1869% 2/17/52 (d)(h)	$ 3,535,000	$ 3,193,166
Class 2M, 3.0069% 2/17/52 (d)(h)	1,965,000	1,860,894
Banc of America Mortgage Securities, Inc.:
Series 2003-K:
Class 1A1, 7.1073% 12/25/33 (h)	407,438	388,524
Class 2A1, 4.158% 12/25/33 (h)	9,411,064	8,970,862
Series 2003-L Class 2A1, 3.9669% 1/25/34 (h)	14,370,205	13,061,254
Series 2004-1 Class 2A2, 4.6836% 10/25/34 (h)	7,916,162	7,329,895
Series 2004-A:
Class 2A1, 3.5464% 2/25/34 (h)	757,500	691,761
Class 2A2, 4.0974% 2/25/34 (h)	3,269,903	3,033,719
Series 2004-B:
Class 1A1, 6.4244% 3/25/34 (h)	578,971	545,769
Class 2A2, 4.0834% 3/25/34 (h)	7,990,330	7,279,446
Series 2004-C Class 1A1, 5.9176% 4/25/34 (h)	636,106	601,664
Series 2004-D:
Class 1A1, 4.9618% 5/25/34 (h)	2,170,800	2,013,463
Class 2A2, 4.1963% 5/25/34 (h)	19,702,005	18,235,290
Series 2004-G Class 2A7, 4.5215% 8/25/34 (h)	14,266,461	13,274,557
Series 2004-H Class 2A1, 4.4702% 9/25/34 (h)	14,246,630	12,945,231
Series 2004-J:
Class 1A2, 6.3686% 11/25/34 (h)	1,126,547	1,033,697
Class 2A1, 4.7623% 11/25/34 (h)	14,747,982	13,724,133
Series 2005-H Class 2A2, 4.8029% 9/25/35 (h)	935,894	845,658
Series 2005-J Class 2A4, 5.0927% 11/25/35 (h)	7,646,000	7,042,455
Bear Stearns Alt-A Trust floater:
Series 2005-1 Class A1, 2.7519% 1/25/35 (h)	167,108	96,527
Series 2005-2 Class 1A1, 2.7219% 3/25/35 (h)	229,851	139,526
Bear Stearns Commercial Mortgage Securities Trust Series 2006-T24 Class X2, 0.4253% 10/12/41 (d)(h)(i)	27,168,800	446,780
Citigroup Mortgage Loan Trust:
floater Series 2006-FX1 Class A2, 2.6719% 10/25/36 (h)(j)	5,758,000	5,099,429
Series 2004-UST1 Class A4, 4.4034% 8/25/34 (h)	3,556,611	3,238,519
Countrywide Home Loans, Inc. Series 2005-HYB3 Class 2A6B, 4.4029% 6/20/35 (h)	1,440,000	921,665
Credit Suisse First Boston Adjustable Rate Mortgage Trust floater:
Series 2004-4 Class 5A2, 2.8719% 3/25/35 (h)	490,548	364,479
Series 2005-10 Class 5A2, 2.7919% 1/25/36 (h)	388,533	202,621
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Credit Suisse First Boston Adjustable Rate Mortgage Trust floater: - continued
Series 2005-8 Class 7A2, 2.7519% 11/25/35 (h)	$ 165,609	$ 114,536
Credit Suisse First Boston Mortgage Securities Corp. floater:
Series 2004-AR3 Class 6A2, 3.2119% 4/25/34 (h)	7,347	5,226
Series 2004-AR6 Class 9A2, 3.2119% 10/25/34 (h)	303,831	249,559
Series 2005-6 Class 1A2, 2.7419% 7/25/35 (h)	4,839,097	4,297,785
Series 2007-AR7 Class 2A1, 4.5993% 11/25/34 (h)	1,278,878	1,189,377
DT Auto Owner Trust sequential payer Series 2007-A Class A2, 5.53% 8/15/10 (d)	1,641,659	1,609,082
Fosse Master Issuer PLC floater Series 2006-1A:
Class B1, 2.875% 10/18/54 (d)(h)	50,196	49,296
Class B2, 2.945% 10/18/54 (d)(h)	3,315,000	2,912,425
Class C2, 3.255% 10/18/54 (d)(h)	1,110,000	885,723
Class M1, 2.955% 10/18/54 (d)(h)	29,033	28,661
Class M2, 3.035% 10/18/54 (d)(h)	1,900,000	1,608,468
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 3.28% 11/20/56 (d)(h)	2,270,000	1,778,886
Granite Master Issuer PLC floater:
Series 2005-1 Class A4, 2.9025% 12/20/54 (h)	5,931,730	5,716,105
Series 2005-4 Class C2, 3.36% 12/20/54 (h)	1,073,514	990,402
Series 2006-1A:
Class A5, 2.88% 12/20/54 (d)(h)	9,152,174	8,892,225
Class C2, 3.41% 12/20/54 (d)(h)	2,685,000	1,745,250
Series 2006-2 Class C1, 3.2563% 12/20/54 (h)	240,000	142,121
Series 2006-4:
Class B1, 2.8925% 12/20/54 (h)	3,540,000	3,387,107
Class C1, 3.1825% 12/20/54 (h)	2,165,000	1,958,221
Class M1, 2.9725% 12/20/54 (h)	930,000	877,232
Series 2007-1:
Class 1C1, 3.1025% 12/20/54 (h)	1,975,000	1,814,660
Class 1M1, 2.9525% 12/20/54 (h)	1,490,000	1,405,378
Class 2C1, 3.2325% 12/20/54 (h)	880,000	600,990
Class 2M1, 3.0525% 12/20/54 (h)	1,915,000	1,509,296
Series 2007-2 Class 2C1, 3.2194% 12/17/54 (h)	2,645,000	1,760,456
Granite Mortgages PLC floater Series 2004-3 Class 2A1, 2.9425% 9/20/44 (h)	896,825	864,639
GSR Mortgage Loan Trust Series 2007-AR2 Class 2A1, 4.8351% 4/25/35 (h)	1,252,588	1,164,836
Master Asset Securitization Trust Series 2004-9 Class 7A1, 6.2845% 5/25/17 (h)	10,137,933	9,737,389
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
MASTR Adjustable Rate Mortgages Trust floater Series 2005-1 Class 1A1, 2.7419% 3/25/35 (h)	$ 35,162	$ 24,253
MASTR Asset Backed Securities Trust floater Series 2006-NC3 Class M1, 2.7019% 10/25/36 (h)(j)	2,860,000	307,307
MASTR Seasoned Securitization Trust Series 2004-1 Class 1A1, 6.2428% 8/25/17 (h)	11,251,943	10,834,339
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 2.6369% 6/15/22 (d)(h)	230,000	212,750
Class C, 2.6569% 6/15/22 (d)(h)	1,495,000	1,394,431
Class D, 2.6669% 6/15/22 (d)(h)	575,000	535,706
Class E, 2.6769% 6/15/22 (d)(h)	920,000	822,640
Class F, 2.7069% 6/15/22 (d)(h)	690,000	593,400
Class G, 2.7769% 6/15/22 (d)(h)	345,000	296,216
Class H, 2.7969% 6/15/22 (d)(h)	690,000	581,762
Class J, 2.8369% 6/15/22 (d)(h)	805,000	665,019
Class TM, 2.9669% 6/15/22 (d)(h)	16,183,978	14,403,741
Merrill Lynch Mortgage Investors Trust floater:
Series 2003-E Class A2, 3.4325% 10/25/28 (h)	122,268	114,244
Series 2004-B Class A2, 3.0788% 6/25/29 (h)	100,994	96,190
Nomura Home Equity Loan Trust floater Series 2006-FM2 Class M7, 3.2719% 7/25/36 (h)(j)	910,000	28,447
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 2.7719% 3/25/37 (h)(j)	2,880,000	613,296
Permanent Financing No. 4 PLC Class 3C, 3.4956% 6/10/42 (h)	2,380,000	2,265,822
Permanent Financing No. 8 PLC floater Class 3C, 3.2156% 6/10/42 (h)	1,050,000	916,717
Permanent Master Issuer PLC floater Series 2007-1 Class 4A, 2.8706% 10/15/33 (h)	10,110,000	9,492,886
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2003-B:
Class B5, 4.8131% 7/10/35 (d)(h)	7,883,884	6,834,996
Class B6, 5.3131% 7/10/35 (d)(h)	3,437,877	2,536,240
Series 2003-CB1:
Class B3, 3.9131% 6/10/35 (d)(h)	3,156,777	2,447,859
Class B4, 4.1131% 6/10/35 (d)(h)	2,820,512	2,122,986
Class B5, 4.7131% 6/10/35 (d)(h)	1,924,948	1,529,732
Class B6, 5.2131% 6/10/35 (d)(h)	1,142,616	823,308
Series 2004-B:
Class B4, 3.5631% 2/10/36 (d)(h)	1,510,321	1,030,292
Class B5, 4.0131% 2/10/36 (d)(h)	1,022,371	602,480
Class B6, 4.4631% 2/10/36 (d)(h)	371,771	207,059
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
RESI Finance LP/RESI Finance DE Corp. floater: - continued
Series 2004-C:
Class B4, 3.4131% 9/10/36 (d)(h)	$ 1,881,281	$ 1,425,176
Class B5, 3.8131% 9/10/36 (d)(h)	2,069,409	1,348,915
Class B6, 4.2131% 9/10/36 (d)(h)	282,192	165,733
Residential Accredit Loans, Inc. floater Series 2006-QO7 Class 3A1, 2.5719% 9/25/46 (h)	2,508,242	1,931,347
Residential Asset Mortgage Products, Inc. sequential payer:
Series 2003-SL1 Class A31, 7.125% 4/25/31	7,850,664	6,555,857
Series 2004-SL2 Class A1, 6.5% 10/25/16	1,833,150	1,766,841
Series 2004-SL3 Class A1, 7% 8/25/16	1,127,914	1,131,354
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 2.9219% 6/25/33 (d)(h)(j)	1,332,705	1,029,932
Sequoia Mortgage Trust floater:
Series 2003-5 Class A2, 3.4663% 9/20/33 (h)	223,110	181,326
Series 2004-12 Class 1A2, 3.4838% 1/20/35 (h)	114,595	94,930
Series 2004-4 Class A, 3.1419% 5/20/34 (h)	110,314	94,227
Series 2004-5 Class A3, 3.1663% 6/20/34 (h)	123,884	100,093
Series 2004-6 Class A3A, 3.4913% 6/20/35 (h)	108,457	92,490
Series 2004-7 Class A3A, 3.4094% 8/20/34 (h)	97,652	83,509
Series 2005-1 Class A2, 3.3344% 2/20/35 (h)	120,798	94,122
SG Mortgage Securities Trust floater Series 2006-OPT2 Class A3C, 2.6219% 10/25/36 (h)(j)	4,415,000	2,406,175
Triad Auto Receivables Owner Trust sequential payer Series 2007-A Class A3, 5.28% 2/13/12	15,000,000	14,776,689
WaMu Mortgage pass-thru certificates:
sequential payer:
Series 2002-S6 Class A25, 6% 10/25/32	322,896	322,982
Series 2004-RA2 Class 2A, 7% 7/25/33	2,930,377	2,762,485
Series 2003-AR10 Class A7, 4.0567% 10/25/33 (h)	1,835,000	1,701,097
Series 2003-AR12 Class A5, 4.043% 2/25/34	1,646,567	1,634,650
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-T Class A1, 5.5881% 9/25/34 (h)	4,427,342	4,020,906
Series 2005-AR2 Class 2A2, 4.57% 3/25/35	25,339,489	23,087,953
Series 2005-AR4 Class 2A2, 4.5301% 4/25/35 (h)	11,471,755	10,505,638
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $371,427,956)		327,549,149
Commercial Mortgage Securities - 12.6%
	Principal Amount	Value
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-4 Class A1, 5.363% 5/10/11 (h)	$ 3,585,577	$ 3,566,264
Series 2006-5 Class A1, 5.185% 7/10/11	763,264	755,198
Series 2007-2 Class A1, 5.421% 1/10/12	1,884,059	1,852,177
Series 2006-5 Class XP, 0.832% 9/10/47 (i)	27,065,107	605,901
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2004-2 Class A2, 3.52% 11/10/38	1,844,329	1,835,177
Series 2006-1 Class A1, 5.219% 9/10/45 (h)	8,138,482	8,090,803
Series 2002-2 Class XP, 1.7752% 7/11/43 (d)(h)(i)	8,781,005	190,475
Series 2003-2 Class XP, 0.2913% 3/11/41 (d)(h)(i)	119,788,220	740,878
Banc of America Large Loan, Inc. floater Series 2006-BIX1:
Class F, 2.7769% 10/15/19 (d)(h)	820,000	737,872
Class G, 2.7969% 10/15/19 (d)(h)	870,000	771,989
Bayview Commercial Asset Trust floater:
Series 2004-1:
Class A, 2.8319% 4/25/34 (d)(h)	2,356,170	2,073,430
Class B, 4.3719% 4/25/34 (d)(h)	271,866	156,323
Class M1, 3.0319% 4/25/34 (d)(h)	211,451	168,104
Class M2, 3.6719% 4/25/34 (d)(h)	211,451	155,417
Series 2004-2 Class A, 2.9019% 8/25/34 (d)(h)	2,586,979	2,250,672
Series 2004-3:
Class A1, 2.8419% 1/25/35 (d)(h)	4,681,287	4,142,939
Class A2, 2.8919% 1/25/35 (d)(h)	665,957	572,723
Class M1, 2.9719% 1/25/35 (d)(h)	803,066	646,468
Series 2005-2A Class A1, 2.7819% 8/25/35 (d)(h)	1,757,580	1,362,828
Series 2005-3A Class A2, 2.8719% 11/25/35 (d)(h)	628,584	512,296
Series 2006-4A:
Class A1, 2.7019% 12/25/36 (d)(h)	1,964,281	1,583,603
Class A2, 2.7419% 12/25/36 (d)(h)	4,673,218	3,445,564
Class B1, 3.1719% 12/25/36 (d)(h)	144,906	71,033
Class B2, 3.7219% 12/25/36 (d)(h)	136,856	76,817
Class B3, 4.9219% 12/25/36 (d)(h)	249,560	128,748
Class M1, 2.7619% 12/25/36 (d)(h)	317,988	207,742
Class M2, 2.7819% 12/25/36 (d)(h)	201,258	125,042
Class M3, 2.8119% 12/25/36 (d)(h)	204,478	121,256
Class M4, 2.8719% 12/25/36 (d)(h)	245,535	143,270
Class M5, 2.9119% 12/25/36 (d)(h)	225,409	125,170
Class M6, 2.9919% 12/25/36 (d)(h)	201,258	114,355
Series 2007-1:
Class A2, 2.7419% 3/25/37 (d)(h)	877,777	693,444
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust floater: - continued
Series 2007-1:
Class B1, 3.1419% 3/25/37 (d)(h)	$ 280,053	$ 128,824
Class B2, 3.6219% 3/25/37 (d)(h)	200,635	91,289
Class B3, 5.8219% 3/25/37 (d)(h)	576,825	259,571
Class M1, 2.7419% 3/25/37 (d)(h)	234,074	170,874
Class M2, 2.7619% 3/25/37 (d)(h)	175,555	122,889
Class M3, 2.7919% 3/27/37 (d)(h)	158,836	105,626
Class M4, 2.8419% 3/25/37 (d)(h)	117,037	68,467
Class M5, 2.8919% 3/25/37 (d)(h)	196,455	106,086
Class M6, 2.9719% 3/25/37 (d)(h)	275,873	136,557
Series 2007-2A:
Class A1, 2.7419% 7/25/37 (d)(h)	735,058	610,098
Class A2, 2.7919% 7/25/37 (d)(h)	689,402	544,627
Class B1, 4.0719% 7/25/37 (d)(h)	205,451	94,507
Class B2, 4.7219% 7/25/37 (d)(h)	178,057	77,455
Class B3, 5.8219% 7/25/37 (d)(h)	196,320	83,436
Class M1, 2.8419% 7/25/37 (d)(h)	232,844	158,334
Class M2, 2.8819% 7/25/37 (d)(h)	118,705	77,158
Class M3, 2.9619% 7/25/37 (d)(h)	118,705	73,597
Class M4, 3.1219% 7/25/37 (d)(h)	255,672	144,455
Class M5, 3.2219% 7/25/37 (d)(h)	223,713	119,687
Class M6, 3.4719% 7/25/37 (d)(h)	283,066	142,948
Series 2007-3:
Class B1, 3.4219% 7/25/37 (d)(h)	208,576	104,267
Class B2, 4.0719% 7/25/37 (d)(h)	543,933	293,724
Class B3, 6.4719% 7/25/37 (d)(h)	278,101	135,658
Class M1, 2.7819% 7/25/37 (d)(h)	179,948	108,508
Class M2, 2.8119% 7/25/37 (d)(h)	192,217	112,293
Class M3, 2.8419% 7/25/37 (d)(h)	314,909	173,672
Class M4, 2.9719% 7/25/37 (d)(h)	494,856	291,965
Class M5, 3.0719% 7/25/37 (d)(h)	249,473	134,092
Class M6, 3.2719% 7/25/37 (d)(h)	188,127	97,544
Series 2007-4A:
Class B1, 5.0219% 9/25/37 (d)(h)	291,323	131,095
Class B2, 5.9219% 9/25/37 (d)(h)	1,094,811	481,717
Class M1, 3.4219% 9/25/37 (d)(h)	267,829	183,463
Class M2, 3.5219% 9/25/37 (d)(h)	267,829	170,072
Class M4, 4.0719% 9/25/37 (d)(h)	714,211	414,243
Class M5, 4.2219% 9/25/37 (d)(h)	714,211	385,674
Class M6, 4.4219% 9/25/37 (d)(h)	718,910	370,239
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities Trust:
floater Series 2007-BBA8:
Class D, 2.7169% 3/15/22 (d)(h)	$ 490,000	$ 421,400
Class E, 2.7669% 3/15/22 (d)(h)	2,550,000	2,167,500
Class F, 2.8169% 5/15/22 (d)(h)	1,565,000	1,298,950
Class G, 2.8669% 3/15/22 (d)(h)	400,000	328,000
Class H, 3.0169% 3/15/22 (d)(h)	490,000	385,271
Class J, 3.1669% 3/15/22 (d)(h)	490,000	380,059
sequential payer:
Series 2006-T24 Class A1, 4.905% 10/12/41 (h)	2,246,409	2,208,384
Series 2007-PW17 Class A1, 5.282% 6/11/50	3,324,534	3,235,905
Series 2007-PW15:
Class A1, 5.016% 2/11/44	1,494,269	1,455,691
Class X2, 0.3674% 2/11/44 (d)(h)(i)	113,638,227	1,845,951
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class A2, 2.5769% 11/15/36 (d)(h)	2,055,000	1,941,975
Class G, 2.7969% 11/15/36 (d)(h)	515,000	432,600
Class H, 2.8369% 11/15/36 (d)(h)	410,000	340,300
Series 2007-C6 Class A1, 5.622% 12/10/49 (h)	4,533,043	4,452,184
Cobalt CMBS Commercial Mortgage Trust sequential payer Series 2006-C1 Class A1, 5.043% 8/15/48	7,462,821	7,386,163
COMM pass-thru certificates:
floater Series 2007-FL14:
Class F, 2.9669% 6/15/22 (d)(h)	1,204,593	923,753
Class G, 3.0169% 6/15/22 (d)(h)	333,867	241,869
Class H, 3.1669% 6/15/22 (d)(h)	333,867	226,892
sequential payer Series 2006-C8 Class A1, 5.11% 12/10/46	1,818,286	1,804,067
Series 2004-LBN2 Class X2, 0.8733% 3/10/39 (d)(h)(i)	27,635,693	437,896
Series 2006-C8 Class XP, 0.4999% 12/10/46 (h)(i)	133,525,640	2,560,074
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C5 Class A1, 5.297% 12/15/39	5,393,067	5,347,063
Series 2007-C3 Class A1, 5.664% 6/15/39 (h)	1,146,790	1,137,214
Series 2006-C5 Class ASP, 0.6675% 12/15/39 (h)(i)	81,979,242	2,165,605
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer Series 2002-CP5 Class A1, 4.106% 12/15/35	1,220,722	1,181,817
Series 2003-C4 Class ASP, 0.3067% 8/15/36 (d)(h)(i)	75,535,713	647,794
DLJ Commercial Mortgage Corp. sequential payer Series 1999-CG1 Class A1B, 6.46% 3/10/32	2,742,107	2,749,534
Commercial Mortgage Securities - continued
	Principal Amount	Value
GE Capital Commercial Mortgage Corp.:
Series 2004-C1 Class X2, 1.0437% 11/10/38 (h)(i)	$ 73,485,966	$ 1,645,138
Series 2007-C1 Class XP, 0.2282% 12/10/49 (h)(i)	94,655,463	879,832
Global Signal Trust III Series 2006-1 Class B, 5.588% 2/15/36	5,440,000	5,154,890
GMAC Commercial Mortgage Securities, Inc. Series 2003-C3 Class X2, 0.6115% 12/10/38 (d)(h)(i)	84,140,984	1,122,575
Greenwich Capital Commercial Funding Corp.:
sequential payer:
Series 2007-GG11 Class A1, 5.358% 12/10/49	4,976,095	4,801,920
Series 2007-GG9 Class A1, 5.233% 3/10/39	1,342,167	1,321,567
Series 2003-C1 Class XP, 2.0726% 7/5/35 (d)(h)(i)	52,465,262	1,612,604
Series 2003-C2 Class XP, 0.9288% 1/5/36 (d)(h)(i)	100,589,265	1,724,351
GS Mortgage Securities Corp. II:
floater Series 2007-EOP:
Class C, 2.7813% 3/1/20 (d)(h)	4,615,000	4,245,800
Class D, 2.8313% 3/1/20 (d)(h)	5,460,000	5,023,200
Class E, 2.9013% 3/1/20 (d)(h)	765,000	703,800
Class F, 2.9413% 3/1/20 (d)(h)	380,000	349,600
Class G, 2.9813% 3/1/20 (d)(h)	190,000	174,800
Class H, 3.1113% 3/1/20 (d)(h)	315,000	286,650
Class J, 3.3113% 3/1/20 (d)(h)	450,000	409,500
sequential payer Series 2004-C1 Class A1, 3.659% 10/10/28	7,608,189	7,570,491
GS Mortgage Securities Trust sequential payer Series 2007-GG10 Class A1, 5.69% 8/10/45	1,810,481	1,768,945
Host Marriott Pool Trust sequential payer Series 1999-HMTA Class A, 6.98% 8/3/15 (d)	1,242,938	1,262,096
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2004-C1 Class X2, 0.9642% 1/15/38 (d)(h)(i)	23,137,745	436,528
Series 2004-CB8 Class X2, 1.0972% 1/12/39 (d)(h)(i)	23,911,509	519,298
JPMorgan Chase Commercial Mortgage Securities Trust floater Series 2006-FLA2:
Class D, 2.6969% 11/15/18 (d)(h)	249,045	199,236
Class E, 2.7469% 11/15/18 (d)(h)	373,568	295,119
Class F, 2.7969% 11/15/18 (d)(h)	560,352	437,075
Class G, 2.8269% 11/15/18 (d)(h)	484,983	373,437
Class H, 2.9669% 11/15/18 (d)(h)	373,568	283,912
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2001-C7 Class A2, 5.533% 12/15/25	142,893	142,865
Commercial Mortgage Securities - continued
	Principal Amount	Value
LB-UBS Commercial Mortgage Trust: - continued
sequential payer:
Series 2003-C3 Class A2, 3.086% 5/15/27	$ 438,289	$ 437,121
Series 2006-C7 Class A1, 5.279% 11/15/38	649,061	643,330
Series 2007-C1 Class A1, 5.391% 2/15/40 (h)	815,612	806,561
Series 2007-C2 Class A1, 5.226% 2/15/40	717,493	707,439
Series 2004-C2 Class XCP, 1.0469% 3/1/36 (d)(h)(i)	195,498,006	3,322,704
Series 2004-C4 Class A2, 4.567% 6/15/29 (h)	2,807,269	2,801,701
Merrill Lynch Mortgage Trust:
sequential pay Series 2004-MKB1 Class A2, 4.353% 2/12/42	5,185,000	5,159,923
sequential payer Series 2007-C1 Class A1, 4.533% 6/12/50	4,696,962	4,542,296
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer Series 2007-8 Class A1, 4.622% 8/12/49	1,462,359	1,414,957
Series 2006-4 Class XP, 0.6464% 12/12/49 (h)(i)	43,588,912	1,130,090
Morgan Stanley Capital I Trust:
floater:
Series 2007-XLCA Class B, 2.9669% 7/17/17 (d)(h)	2,053,020	1,580,825
Series 2007-XLFA:
Class MHRO, 3.157% 10/15/20 (d)(h)	931,091	698,319
Class MJPM, 3.467% 10/15/20 (d)(h)	282,383	206,139
Class MSTR, 3.167% 10/15/20 (d)(h)	505,000	348,450
Class NHRO, 3.357% 10/15/20 (d)(h)	1,433,151	1,046,200
Class NSTR, 3.317% 10/15/20 (d)(h)	460,000	308,200
sequential payer:
Series 2006-HQ8 Class A1, 5.124% 3/12/44	473,186	471,219
Series 2007-HQ11 Class A1, 5.246% 2/20/44	1,382,433	1,362,322
Series 2007-IQ13 Class A1, 5.05% 3/15/44	1,364,620	1,329,616
Series 2007-IQ14 Class A1, 5.38% 4/15/49	3,235,180	3,170,477
Series 2007-T25 Class A1, 5.391% 11/12/49	2,075,072	2,035,972
Series 2006-HQ10 Class X2, 0.4964% 11/1/41 (d)(h)(i)	64,986,515	1,124,436
Series 2007-HQ12 Series A1, 5.519% 4/12/49 (h)	1,980,136	1,921,041
Series 2007-XLC1:
Class C, 3.0669% 7/17/17 (d)(h)	2,536,755	1,826,464
Class D, 3.1669% 7/17/17 (d)(h)	1,192,199	798,773
Class E, 3.2669% 7/17/17 (d)(h)	971,280	621,619
Commercial Mortgage Securities - continued
	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust:
floater Series 2007-WHL8:
Class AP1, 3.1669% 6/15/20 (d)(h)	$ 119,805	$ 86,260
Class AP2, 3.2669% 6/15/20 (d)(h)	208,462	145,923
Class F, 2.9469% 6/15/20 (d)(h)	3,755,000	2,440,750
sequential payer:
Series 2003-C7 Class A1, 4.241% 10/15/35 (d)	3,131,791	3,090,107
Series 2006-C29 Class A1, 5.11% 11/15/48	7,288,360	7,203,549
Series 2007-C31 Class A1, 5.14% 4/15/47	975,463	958,033
Series 2003-C8 Class XP, 0.2801% 11/15/35 (d)(h)(i)	39,249,303	354,723
Series 2003-C9 Class XP, 0.3863% 12/15/35 (d)(h)(i)	36,295,913	379,517
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $209,828,687)		189,852,885
Cash Equivalents - 29.5%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at:
2.12%, dated 8/29/08 due 9/2/08 (Collateralized by U.S. Government Obligations) #	$ 391,715,280	391,623,000
2.14%, dated 8/29/08 due 9/2/08 (Collateralized by U.S. Government Obligations) # (a)	53,324,676	53,312,000
TOTAL CASH EQUIVALENTS (Cost $444,935,000)		444,935,000
TOTAL INVESTMENT PORTFOLIO - 106.0% (Cost $1,824,640,870)		1,595,987,782
NET OTHER ASSETS - (6.0)%		(90,560,833)
NET ASSETS - 100%		$ 1,505,426,949
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Eurodollar Contracts
354 Eurodollar 90 Day Index Contracts	Sept. 2008	$ 351,502,088	$ 1,456,221
354 Eurodollar 90 Day Index Contracts	Dec. 2008	351,367,125	1,239,559
354 Eurodollar 90 Day Index Contracts	March 2009	351,380,400	1,270,559
354 Eurodollar 90 Day Index Contracts	June 2009	351,269,775	1,144,061
354 Eurodollar 90 Day Index Contracts	Sept. 2009	351,088,350	1,280,209
354 Eurodollar 90 Day Index Contracts	Dec. 2009	350,840,550	1,109,459
354 Eurodollar 90 Day Index Contracts	March 2010	350,659,125	82,659
TOTAL EURODOLLAR CONTRACTS			$ 7,582,727

Swap Agreements
		Notional Amount	Value
Credit Default Swaps

Receive monthly notional amount multiplied by 2.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE8 Class B3, 8.52% 9/25/34 (j)

	Oct. 2034	$ 424,230	$ (359,127)
Receive monthly a fixed rate .54% multiplied by the notional amount and pay to Citibank upon each credit event of one of the issues of Dow Jones ABX A 06-01 Index, par value of the proportional notional amount (g)	August 2045	3,000,000	(2,429,760)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (g)	August 2037	7,000,000	(6,370,000)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (g)

	August 2037	$ 3,000,000	$ (2,730,000)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Lehman Brothers, Inc. upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (g)	August 2037	3,700,000	(3,367,000)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Merrill Lynch, Inc. upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (g)	August 2037	7,000,000	(6,370,000)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (g)	August 2037	3,900,000	(3,549,000)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (g)	August 2037	1,400,000	(1,274,000)
Receive monthly a fixed rate of .54% multiplied by the notional amount and pay to Citibank upon each credit event of one of the issues of Dow Jones ABX A 06-01 Index, par value of the proportional notional amount (g)	August 2045	13,500,000	(10,933,920)
Receive monthly a fixed rate of 1.54% multiplied by the notional amount and pay to Bear Stearns, Inc. upon each credit event of one of the issues of Dow Jones ABX BBB 06-01 Index, par value of the proportional notional amount (g)	August 2045	3,500,000	(3,220,000)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly a fixed rate of 1.54% multiplied by the notional amount and pay to Bear Stearns, Inc. upon each credit event of one of the issues of Dow Jones ABX BBB 06-01 Index, par value of the proportional notional amount (g)

	August 2045	$ 6,000,000	$ (5,520,000)
Receive monthly notional amount multiplied by 2.22% and pay JPMorgan Chase, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2005-HE3 Class B2, 6.87% 7/25/35 (j)	August 2035	3,000,000	(2,669,035)
Receive monthly notional amount multiplied by 2.8% and pay Merrill Lynch, Inc. upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 6.7768% 11/25/34 (j)	Dec. 2034	484,833	(417,583)
TOTAL CREDIT DEFAULT SWAPS		55,909,063	(49,209,425)
Interest Rate Swaps
Receive semi-annually a fixed rate equal to 3.179% and pay quarterly a floating rate based on 3-month LIBOR with Bank of America	April 2010	101,000,000	813,030
Receive semi-annually a fixed rate equal to 5.108% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	Sept. 2009	50,000,000	1,957,155
TOTAL INTEREST RATE SWAPS		151,000,000	2,770,185
		$ 206,909,063	$ (46,439,240)
Legend
(a) Includes investment made with cash collateral received from securities on loan.
(b) Non-income producing - Issuer is in default.
(c) Security or a portion of the security is on loan at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $253,748,703 or 16.9% of net assets.

(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $3,023,541.
(f) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $43,583,256.
(g) Represents a tradable index of credit default swaps on home equity asset-backed debt securities.
(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(i) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(j) Security or a portion of the security backed by subprime mortgage loans. At period end, the value of these securities, exclusive of the value of credit default swaps, amounted to $171,625,420 or 11.2% of net assets.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$391,623,000 due 9/02/08 at 2.12%
ABN AMRO Bank N.V., New York Branch	$ 11,349,150
Banc of America Securities LLC	30,680,588
Bank of America, NA	113,491,498
Barclays Capital, Inc.	204,284,082
Greenwich Capital Markets, Inc.	11,349,150
ING Financial Markets LLC	14,793,957
RBC Capital Markets Corp.	5,674,575
$ 391,623,000
$53,312,000 due 9/02/08 at 2.14%
Banc of America Securities LLC	$ 16,956,014
Bank of America, NA	36,355,986
$ 53,312,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Ultra-Short Central Fund	$ 844,369
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Ultra-Short Central Fund	$ 43,706,778	$ -	$ 41,071,890	$ -	0.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2008

Assets
Investment in securities, at value (including securities loaned of $51,246,450 and repurchase agreements of $444,935,000) - See accompanying schedule: Unaffiliated issuers (cost $1,824,640,870)		$ 1,595,987,782
Cash		2,171
Receivable for investments sold		2,399,890
Receivable for swap agreements		30,415
Interest receivable		6,850,004
Unrealized appreciation on swap agreements		2,770,185
Total assets		1,608,040,447

Liabilities
Payable for investments purchased	$ 13,029
Unrealized depreciation on swap agreements	49,209,425
Payable for daily variation on futures contracts	61,950
Other payables and accrued expenses	16,594
Collateral on securities loaned, at value	53,312,500
Total liabilities		102,613,498

Net Assets		$ 1,505,426,949
Net Assets consist of:
Paid in capital		$ 1,761,699,100
Net unrealized appreciation (depreciation) on investments		(256,272,151)
Net Assets, for 17,849,026 shares outstanding		$ 1,505,426,949
Net Asset Value, offering price and redemption price per share ($1,505,426,949 ÷ 17,849,026 shares)		$ 84.34

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended August 31, 2008

Investment Income
Interest		$ 96,573,489
Income from Fidelity Central Funds		844,369
Total income		97,417,858

Expenses
Custodian fees and expenses	$ 42,246
Independent directors' compensation	9,396
Total expenses before reductions	51,642
Expense reductions	(51,518)	124
Net investment income		97,417,734
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(82,045,413)
Fidelity Central Funds	(4,923,080)
Futures contracts	1,759,278
Swap agreements	(47,219,411)
Total net realized gain (loss)		(132,428,626)
Change in net unrealized appreciation (depreciation) on: Investment securities	(137,024,203)
Futures contracts	7,460,688
Swap agreements	6,481,927
Total change in net unrealized appreciation (depreciation)		(123,081,588)
Net gain (loss)		(255,510,214)
Net increase (decrease) in net assets resulting from operations		$ (158,092,480)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended August 31, 2008	For the period September 25, 2006 (commencement of operations) to August 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 97,417,734	$ 118,312,012
Net realized gain (loss)	(132,428,626)	(7,015,865)
Change in net unrealized appreciation (depreciation)	(123,081,588)	(120,986,215)
Net increase (decrease) in net assets resulting from operations	(158,092,480)	(9,690,068)
Distributions to partners from net investment income	(98,815,374)	(118,607,719)
Affiliated share transactions Proceeds from sales of shares	52,990,173	1,240,752,589
Contributions in-kind	-	1,674,163,523
Reinvestment of distributions	98,611,949	25,480,138
Cost of shares redeemed	(1,169,356,356)	(32,009,426)
Net increase (decrease) in net assets resulting from share transactions	(1,017,754,234)	2,908,386,824
Total increase (decrease) in net assets	(1,274,662,088)	2,780,089,037

Net Assets
Beginning of period	2,780,089,037	-
End of period	$ 1,505,426,949	$ 2,780,089,037
Other Information Shares
Sold	576,412	12,446,121
Issued for in-kind contributions	-	16,741,635
Issued in reinvestment of distributions	1,092,600	263,929
Redeemed	(12,950,190)	(321,481)
Net increase (decrease)	(11,281,178)	29,130,204

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended August 31,

2008

2007 H

Selected Per-Share Data
Net asset value, beginning of period	$ 95.44	$ 100.00
Income from Investment Operations
Net investment income D	4.176	4.836
Net realized and unrealized gain (loss)	(11.149)	(4.540)
Total from investment operations	(6.973)	.296
Distributions to partners from net investment income	(4.127)	(4.856)
Net asset value, end of period	$ 84.34	$ 95.44
Total Return B, C	(7.47)%	.23%
Ratios to Average Net Assets E, I
Expenses before reductions	-% G	-% A, G
Expenses net of fee waivers, if any	-% G	-% A, G
Expenses net of all reductions	-% G	-% A, G
Net investment income	4.62%	5.25% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,505,427	$ 2,780,089
Portfolio turnover rate F	33%	59% A, J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Amount represents less than .01%.

H For the period September 25, 2006 (commencement of operations) to August 31, 2007.

I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2008

1. Organization.

Fidelity 1-3 Year Duration Securitized Bond Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios II LLC (the LLC) and is authorized to issue an unlimited number of shares. The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company. Each Fund in the LLC is a separate partnership for tax purposes. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds). The Board of Directors may permit the purchase of shares (for cash, securities or other consideration) and admit new Eligible Accredited Investors into each Fund, in accordance with the Partnership Agreement.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Ultra-Short Central Fund	Fidelity Investments Money Management, Inc. (FIMM)	Seeks to obtain a high level of current income consistent with preservation of capital by investing in U.S. dollar denominated money market and investment-grade debt securities.	Futures Repurchase Agreements Restricted Securities Swap Agreements

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Directors to value its investments. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. A significant portion of the Fund's securities, including subprime mortgage loans, are valued at period end by a single source or dealer. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Directors. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 pm Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Interest income and distributions from other Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Debt

Annual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the LLC can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the LLC. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Partners. No provision has been made for federal income taxes because all income and expenses and gain/loss (realized and unrealized) are allocated daily to the partners, based on their capital balances, for inclusion in their individual income tax returns.

Distributions are declared daily and paid monthly from net investment income on a book basis, except for certain items such as market discount and financing transactions which are deemed distributed based on allocations to the partners and are reclassified to paid in capital. Due to the Fund's partnership structure, paid in capital includes net realized gain/loss on investments.

The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Funds' federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 3,768,364
Unrealized depreciation	(231,074,068)
Net unrealized appreciation (depreciation)	$ (227,305,704)
Cost for federal income tax purposes	$ 1,823,293,486

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

New Accounting Pronouncements. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements.

In addition, in March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the effect derivatives have on financial performance. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the

Annual Report

4. Operating Policies - continued

Futures Contracts - continued

Schedule of Investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Total return swaps are agreements to exchange the return generated by one instrument or index for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, a fund will receive a payment from the counterparty. To the extent it is less, a fund will make a payment to the counterparty.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The Fund may enter into credit default swaps in which either it or its counterparty act as guarantors. By acting as the guarantor of a swap, a fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value.

Annual Report

Notes to Financial Statements - continued

4. Operating Policies - continued

Swap Agreements - continued

Periodic payments and premiums received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements."

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $204,313,055 and $1,165,127,001, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FIMM, an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with FIMM, FMR pays FIMM a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain exceptions such as interest expense.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could

Annual Report

7. Security Lending - continued

experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Net income from lending portfolio securities during the period amounted to $52,603.

8. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $9,396.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $42,122.

9. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

10. Credit Risk.

The Fund invests a portion of its assets, directly or indirectly, in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market's perception of credit quality on structured securities have resulted in increased volatility of market price and periods of decreased market activity that have adversely impacted the valuation of certain issuers of the Fund.

Subsequent to period end, Lehman Brothers Holdings, Inc. (LBHI) and certain of its affiliates sought protection under the insolvency laws of their jurisdictions of organization, including the United States, the United Kingdom and Japan. During this period, the

Annual Report

Notes to Financial Statements - continued

10. Credit Risk - continued

Fund had outstanding securities trades and other transactions with counterparties affiliated with LBHI, which may include interest rate and credit default swap agreements, and commitments to purchase securities on a delayed delivery or when-issued basis. As a result of these events, LBHI's affiliates are unable to fulfill their commitments and, in certain cases, the Fund may have terminated its trades and related agreements with the relevant entities and, where appropriate, is in the process of initiating claims for damages. FMR believes that the financial impact to the Fund relating to these events is immaterial.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Central Investment Portfolios II LLC and the Shareholders of Fidelity 1-3 Year Duration Securitized Bond Central Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity 1-3 Year Duration Securitized Bond Central Fund (a fund of Fidelity Central Investment Portfolios II LLC) at August 31, 2008, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year then ended and for the period October 20, 2006 (commencement of operations) through August 31, 2007, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity 1-3 Year Duration Securitized Bond Central Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2008 by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 23, 2008

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the Fidelity Central Investment Portfolios II LLC and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for Edward C. Johnson 3d and James C. Curvey, each of the Trustees oversees 158 funds advised by FMR or an affiliate. Messrs. Johnson and Curvey oversee 376 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (78)

Year of Election or Appointment: 2007

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007). Mr. Edward C. Johnson 3d and Mr. Arthur E. Johnson are not related.

James C. Curvey (73)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-
present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the Fidelity Central Investment Portfolios II LLC or various entities under common control with FMR. FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Albert R. Gamper, Jr. (66)

Year of Election or Appointment: 2007

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities), a member of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

George H. Heilmeier (72)

Year of Election or Appointment: 2007

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology), Compaq, Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

Arthur E. Johnson (61)

Year of Election or Appointment: 2008

Mr. Johnson serves as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor). In addition, Mr. Johnson serves as a member of the Board of Directors of AGL Resources, Inc. (holding company), and IKON Office Solutions, Inc. (document management systems and services). Mr. Arthur E. Johnson and Mr. Edward C. Johnson 3d are not related.

James H. Keyes (67)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions). Previously, Mr. Keyes served as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (61)

Year of Election or Appointment: 2007

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of McKesson Corporation (healthcare service). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (69)

Year of Election or Appointment: 2007

Mr. Wolfe is Chairman and a Director of Hershey Foods Corporation (2007-present), where prior to his retirement in 2001, he was Chairman and Chief Executive Officer. Mr. Wolfe currently serves as a member of the board of Revlon Inc. (2004-present). Previously, Mr. Wolfe served as a member of the boards of Adelphia Communications Corporation (2003-2006) and Bausch & Lomb, Inc. (1993-2007).

Advisory Board Member and Executive Officers**:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (64)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Central Investment Portfolios II LLC. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

John R. Hebble (50)

Year of Election or Appointment: 2008

President and Treasurer of 1-3 Year Duration Securitized Bond Central Fund. Mr. Hebble also serves as President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2008-present) and is an employee of FMR (2003-present). Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds.

Boyce I. Greer (52)

Year of Election or Appointment: 2006

Vice President of 1-3 Year Duration Securitized Bond Central Fund. Mr. Greer also serves as Vice President of Asset Allocation Funds (2005-present), Fixed-Income Funds (2006-present), and Money Market Funds (2006-present). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). Mr. Greer is President and a Director of Fidelity Investments Money Management, Inc. (2007-
present), and an Executive Vice President of FMR and FMR Co., Inc. (2005-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Dwight D. Churchill (54)

Year of Election or Appointment: 2008

Vice President of 1-3 Year Duration Securitized Bond Central Fund. Mr. Churchill also serves as Vice President of Fidelity's Bond Funds (2008-present). Mr. Churchill is Executive Vice President of FMR (2005-present), FMR Co., Inc. (2005-present) and Fidelity Investments Money Management, Inc. (2008-present). Previously, Mr. Churchill served as Senior Vice President of FMR (1997-2005) and Senior Vice President of Fidelity Investments Money Management, Inc. (2000-2006).

Scott C. Goebel (40)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of 1-3 Year Duration Securitized Bond Central Fund. Mr. Goebel also serves as Secretary and CLO of other Fidelity funds (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present); and Deputy General Counsel of FMR LLC. Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Nancy D. Prior (41)

Year of Election or Appointment: 2008

Assistant Secretary of 1-3 Year Duration Securitized Bond Central Fund. Ms. Prior also serves as Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2008-present) and is an employee of FMR (2002-present).

Holly C. Laurent (54)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of 1-3 Year Duration Securitized Bond Central Fund. Ms. Laurent also serves as AML Officer of other Fidelity funds (2008-present) and is an employee of FMR LLC. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (49)

Year of Election or Appointment: 2008

Chief Financial Officer of 1-3 Year Duration Securitized Bond Central Fund. Ms. Reynolds also serves as Chief Financial Officer of other Fidelity funds (2008-present). Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. She served as Chief Operating Officer of FPCMS from 2007 through July 2008. Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007). Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was an audit partner with PwC's investment management practice.

Michael H. Whitaker (41)

Year of Election or Appointment: 2008

Chief Compliance Officer of 1-3 Year Duration Securitized Bond Central Fund. Mr. Whitaker also serves as Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds (2008-present) and is an employee of FMR (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Bryan A. Mehrmann (47)

Year of Election or Appointment: 2006

Deputy Treasurer of 1-3 Year Duration Securitized Bond Central Fund. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Robert G. Byrnes (41)

Year of Election or Appointment: 2006

Assistant Treasurer of 1-3 Year Duration Securitized Bond Central Fund. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Peter L. Lydecker (54)

Year of Election or Appointment: 2006

Assistant Treasurer of 1-3 Year Duration Securitized Bond Central Fund. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004-present) and is an employee of FMR.

Paul M. Murphy (61)

Year of Election or Appointment: 2007

Assistant Treasurer of 1-3 Year Duration Securitized Bond Central Fund. Mr. Murphy also serves as Assistant Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity Funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Gary W. Ryan (50)

Year of Election or Appointment: 2006

Assistant Treasurer of 1-3 Year Duration Securitized Bond Central Fund. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

** FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity 1-3 Year Duration Securitized Bond Central Fund

Each year, typically in June, the Board of Directors, including the Independent Directors (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Directors' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Directors with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its June 2008 meeting, the Board of Directors, including the Independent Directors, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant and ultimately reached a determination, with the assistance of fund counsel and Independent Directors' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board also approved amendments to the fund's agreements with foreign sub-advisers to clarify that each sub-adviser provides services as an independent contractor. The Board further approved agreements with foreign sub-advisers Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Japan) Inc., and Fidelity Management & Research (Hong Kong) Limited.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, Fidelity Investments Money Management, Inc., and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Directors also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integrated part of the fixed-income portfolio management investment process.

Annual Report

Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, but did not consider performance to be a material factor in its decision to renew the fund's Advisory Contracts. The Board noted that the fund is designed to offer a liquid investment option for other investment companies and accounts managed by Fidelity Management & Research Company (FMR) or its affiliates and ultimately to enhance the performance of those investment companies and accounts. Based on its review, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered that FMR pays the fund's management fee on behalf of the fund. The Board also noted that FMR bears all expenses of the fund, except expenses related to the fund's investment activities (primarily custody expenses). Based on its review, the Board concluded that the fund's net management fee and total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, as well as the profitability of each fund that invests in this fund.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects. The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities.

Economies of Scale. The Board concluded that the realization of economies of scale was not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends and actions to be taken by FMR to improve certain funds' overall performance; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability and the extent to which portfolio manager compensation is linked to fund performance; (v) Fidelity's fee structures; (vi) the funds' sub-advisory arrangements; and (vii) accounts managed by Fidelity other than the Fidelity funds.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Fidelity® Commercial Mortgage-Backed Securities Central Fund

(formerly Fidelity® 2-5 Year Duration
Securitized Bond Central Fund)

Annual Report

August 31, 2008

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are the registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

25CEN-ANN-1008
1.833852.101

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2008	Past 1 year	Life of Fund A
Fidelity Commercial Mortgage-Backed Securities Central Fund	-4.11%	-1.02%

A From October 30, 2006.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Commercial Mortgage-Backed Securities Central Fund on October 30, 2006, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers® U.S. Aggregate Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from John Houston, who became Portfolio Manager of Fidelity® Commercial Mortgage-Backed Securities Central Fund on April 1, 2008

Several years of healthy economic growth and a hearty appetite for risk abruptly reversed during the 12-month period ending August 31, 2008, as a meltdown in the subprime mortgage market led to an unnerving credit crisis. In response, bond investors fled from lower-quality debt instruments and flocked to those with an explicit or implicit guarantee from the U.S. government. The investment-grade bond market as a whole, as measured by the Lehman Brothers® U.S. Aggregate Index, rose 5.86% during the past year, while seeing appreciable performance disparity among its constituents. Treasuries did the best, benefiting from their reputation as one of the world's safest investments. The Lehman Brothers U.S. Treasury Index gained 8.65% during the period - one of the highest returns of any domestic or international asset class over the past 12 months. At the opposite end of the spectrum, the asset-backed sector - home to weak-performing subprime debt - had negative results, falling 3.48% according to the Lehman Brothers U.S. Fixed-Rate Asset-Backed Securities Index.

The fund returned -4.11% during the past year. That result trailed the Lehman Brothers U.S. Aggregate Index and the 6.44% gain of the Fidelity CMBS Linked Index - which combines the returns of the Lehman Brothers 1-Year/2-Year/3-Year/5-Year/10-Year Swap Blend Index, with which the fund was compared through July 31, 2008, and the Lehman Brothers CMBS Eligible for U.S. Aggregate Index, which became the fund's new supplemental benchmark on August 1. In conjunction with the benchmark change, the fund's name and principal investment policies changed to reflect its narrowed focus on CMBS. Versus the Linked index, the fund's investments in CMBS rated below AAA were the primary reason for its underperformance during the period. Reflecting broader concerns that the CMBS market could be subject to loss patterns similar to those that affected the residential MBS market, yield spreads on CMBS widened dramatically, with lower-rated bonds suffering more than higher-rated securities. Within the fund's asset-backed holdings, its investments in subprime MBS also subtracted significantly from results. Holdings of ABS in the student loan, car loan and "other ABS" categories also hampered returns. As the period came to a close, I was continuing to reposition the fund by reducing non-CMBS and lower-rated CMBS holdings.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2008 to August 31, 2008).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value March 1, 2008	Ending Account Value August 31, 2008	Expenses Paid During Period* March 1, 2008 to August 31, 2008
Actual	$ 1,000.00	$ 980.00	$ .01
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,025.13	$ .01

* Expenses are equal to the Fund's annualized expense ratio of .0014%; multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Quality Diversification (% of fund's net assets)
As of August 31, 2008	As of February 29, 2008
U.S. Government and U.S. Government Agency Obligations 6.4%	U.S. Government and U.S. Government Agency Obligations 9.2%
AAA 68.6%	AAA 65.4%
AA 13.6%	AA 12.2%
A 3.8%	A 4.9%
BBB 2.6%	BBB 3.3%
BB and Below 0.1%	BB and Below 0.1%
Not Rated 0.6%	Not Rated 0.6%
Short-Term Investments and Net Other Assets 4.3%	Short-Term Investments and Net Other Assets 4.3%

We have used ratings from Moody's ® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ® ratings. All ratings are as of the report date and do not reflect subsequent downgrades. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of August 31, 2008
6 months ago
Years	3.8	4.5

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of August 31, 2008
6 months ago
Years	3.5	3.6

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of August 31, 2008*		As of February 29, 2008**
	U.S. Government and U.S. Government Agency Obligations 6.4%		U.S. Government and U.S. Government Agency Obligations 9.2%
	Asset-Backed Securities 5.6%		Asset-Backed Securities 8.0%
	CMOs and Other Mortgage Related Securities 83.7%		CMOs and Other Mortgage Related Securities 78.5%
	Short-Term Investments and Net Other Assets 4.3%		Short-Term Investments and Net Other Assets 4.3%
* Foreign investments	0.9%	** Foreign investments	1.4%
* Futures and Swaps	19.2%	** Futures and Swaps	15.4%

Annual Report

Investments August 31, 2008

Showing Percentage of Net Assets

U.S. Government Agency Obligations - 5.8%
	Principal Amount	Value
Fannie Mae 5% 2/16/12 (c)	$ 125,000,000	$ 129,994,122
Freddie Mac:
4.75% 3/5/12 (e)	29,000,000	29,923,910
5.25% 7/18/11 (c)	40,500,000	42,393,740
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $201,946,008)		202,311,772
Asset-Backed Securities - 5.6%

AmeriCredit Automobile Receivables Trust Series 2005-DA Class A4, 5.02% 11/6/12	2,895,000	2,681,494
AmeriCredit Prime Automobile Receivables Trust Series 2007-1 Class D, 5.62% 9/30/14	5,915,000	4,493,566
Axon Financial Funding Ltd. Series 2007-1A Class A1, 3.3913% 4/4/17 (b)(d)(g)	10,000,000	0
Bear Stearns Asset Backed Securities I Trust Series 2007-HE3 Class 1A1, 2.5919% 4/25/37 (g)	77,032	70,641
CarMax Auto Owner Trust Series 2007-2 Class C, 5.61% 11/15/13	4,880,000	3,573,600
CIT Equipment Collateral Trust Series 2006-VT2 Class D, 5.46% 4/20/14	812,986	731,687
Citigroup Mortgage Loan Trust Series 2006-NC2 Class A2B, 2.6213% 9/25/36 (g)	1,775,000	1,073,875
CPS Auto Receivables Trust:
Series 2006-A Class A4, 5.33% 11/15/12 (d)	13,839,990	13,219,350
Series 2006-D Class A4, 5.115% 8/15/13 (d)	5,324,999	4,810,929
Drive Auto Receivables Trust Series 2006-1 Class A4, 5.54% 12/16/13 (d)	14,265,000	13,830,360
Ford Credit Auto Owner Trust Series 2006-C Class B, 5.3% 6/15/12	1,395,000	1,290,157
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (d)	16,510,143	14,224,644
GE Business Loan Trust Series 2006-2A:
Class A, 2.6469% 11/15/34 (d)(g)	7,474,632	6,093,926
Class B, 2.7469% 11/15/34 (d)(g)	2,702,650	1,906,797
Class C, 2.8469% 11/15/34 (d)(g)	4,482,955	2,781,703
Class D, 3.2169% 11/15/34 (d)(g)	1,705,621	866,825
GE Equipment Midticket LLC Series 2006-1:
Class B, 2.6169% 9/15/17 (g)	3,280,000	3,051,378
Class C, 2.7869% 9/15/17 (g)	1,910,000	1,726,525
GSAMP Trust Series 2006-FM3 Class ABS, 2.6719% 11/25/36 (g)	7,680,000	3,686,400
Asset-Backed Securities - continued
	Principal Amount	Value
Holmes Master Issuer PLC Series 2006-1A Class 2C, 3.1031% 7/15/40 (d)(g)	$ 900,000	$ 814,012
Keycorp Student Loan Trust Series 2006-A Class 2C, 3.9581% 3/27/42 (g)	5,700,000	1,190,764
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A:
Class B, 4.13% 11/20/37 (d)	15,140,000	13,741,601
Class C, 4.13% 11/20/37 (d)	43,140,000	36,474,464
Long Beach Auto Receivables Trust Series 2007-A Class A4, 5.025% 1/15/14	9,242,500	8,780,375
Long Beach Mortgage Loan Trust:
Series 2005-WL1 Class M2, 3.0219% 6/25/35 (g)	2,905,000	2,439,993
Series 2006-10 Class 2A3, 2.6319% 11/25/36 (g)	2,685,000	1,134,413
Series 2006-8 Class 2A1, 2.5119% 9/25/36 (g)	879,052	846,637
Marriott Vacation Club Owner Trust Series 2006-2A:
Class B, 5.442% 10/20/28 (d)	177,751	159,889
Class C, 5.691% 10/20/28 (d)	80,580	68,658
Class D, 6.01% 10/20/28 (d)	948,004	764,045
Merna Reinsurance Ltd. Series 2007-1 Class B, 4.5506% 6/30/12 (d)(g)	5,000,000	4,803,000
Morgan Stanley Home Equity Loans Trust Series 2007-2 Class A1, 2.5719% 4/25/37 (g)	215,496	199,030
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (h)	24,925,000	6,054,283
Series 2006-4 Class D, 3.5719% 5/25/32 (g)	4,300,000	860,000
Newcastle CDO VIII Series 2006-8A Class 4, 3.0719% 11/1/52 (d)(g)	9,300,000	3,720,000
Nomura Home Equity Loan Trust Series 2006-AF1 Class A1, 6.032% 10/25/36	623,637	596,217
Residential Asset Mortgage Products, Inc. Series 2006-EFC2 Class M1, 2.7019% 12/25/36 (g)	2,970,000	439,040
Santander Drive Auto Receivables Trust Series 2007-3 Class A4A, 5.52% 10/15/14	6,500,000	5,409,762
Superior Wholesale Inventory Financing Trust:
Series 2004-A10 Class B, 2.7469% 9/15/11 (g)	5,905,000	5,417,525
Series 2007-AE1 Class C, 3.0669% 1/15/12 (g)	1,700,000	1,460,319
Trapeza CDO XII Ltd./, Inc. Series 2007-12A:
Class A3, 3.2513% 4/6/42 (d)(g)	1,140,000	456,000
Class B, 3.3513% 4/6/42 (d)(g)	7,780,000	1,945,000
Triad Auto Receivables Owner Trust Series 2006-C Class A4, 5.31% 5/13/13	4,600,000	3,832,177
Turquoise Card Backed Securities PLC Series 2006-2:
Class B, 2.6169% 10/17/11 (g)	5,065,000	4,755,559
Asset-Backed Securities - continued
	Principal Amount	Value
Turquoise Card Backed Securities PLC Series 2006-2: - continued
Class C, 2.8169% 10/17/11 (g)	$ 4,755,000	$ 4,324,078
Wachovia Bank Commercial Mortgage Trust Series 2007-WHL8 Class LXR2, 3.2669% 6/15/20 (d)(g)	3,133,494	2,193,446
TOTAL ASSET-BACKED SECURITIES (Cost $252,798,295)		192,994,144
Collateralized Mortgage Obligations - 3.7%

Private Sponsor - 3.7%
Banc of America Commercial Mortgage Trust Series 2007-2:
Class B, 5.6985% 4/10/49 (g)	555,000	299,592
Class C, 5.6985% 4/10/49 (g)	1,480,000	833,177
Class D, 5.6985% 4/10/49 (g)	740,000	459,025
Citigroup Commercial Mortgage Trust Series 2008-C7 Class A2B, 6.0959% 12/10/49 (g)	10,000,000	9,701,471
Citigroup Mortgage Loan Trust Series 2004-UST1 Class A4, 4.4034% 8/25/34 (g)	4,325,852	3,938,962
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (g)	11,171,000	6,459,753
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 2.96% 7/16/34 (d)(g)	10,000,000	9,654,428
Countrywide Home Loans, Inc. Series 2005-HYB3 Class 2A6B, 4.4029% 6/20/35 (g)	1,910,000	1,222,486
Credit Suisse First Boston Mortgage Securities Corp. floater Series 2007-AR7 Class 2A1, 4.5993% 11/25/34 (g)	1,747,855	1,625,533
Granite Master Issuer PLC floater Series 2006-4:
Class B1, 2.8925% 12/20/54 (g)	4,415,000	4,224,316
Class C1, 3.1825% 12/20/54 (g)	2,700,000	2,442,125
Class M1, 2.9725% 12/20/54 (g)	1,165,000	1,098,898
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18:
Class A1, 5.32% 6/12/47 (g)	1,556,287	1,531,224
Class A3, 5.447% 6/12/47 (g)	18,965,000	17,258,579
MASTR Alternative Loan Trust Series 2004-3 Class 3A1, 6% 4/25/34	3,682,170	3,476,500
Merrill Lynch Floating Trust floater Series 2006-1 Class TM, 2.9669% 6/15/22 (d)(g)	22,591,594	20,106,519
Merrill Lynch-CFC Commercial Mortgage Trust Series 2006-3 Class ASB, 5.382% 7/12/46 (g)	42,815,000	40,502,502
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Salomon Brothers Mortgage Securities VII, Inc.:
Series 2003-UP1 Class A, 3.45% 4/25/32 (d)	$ 1,729,740	$ 1,478,116
Series 2006-C2 Class H, 6.308% 7/18/33 (d)	1,370,000	1,047,500
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $143,444,758)		127,360,706
Commercial Mortgage Securities - 80.6%

Asset Securitization Corp. Series 1997-D5:
Class A-6, 7.1836% 2/14/43 (g)	11,700,000	12,035,909
Class A2, 6.8136% 2/14/43 (g)	7,355,000	7,652,214
Class A3, 6.8636% 2/14/43 (g)	7,940,000	8,236,842
Class PS1, 1.4299% 2/14/43 (g)(h)	49,147,463	1,984,604
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7217% 5/10/45 (g)	11,675,000	11,309,421
Series 2006-4 Class A1, 5.363% 5/10/11 (g)	4,903,387	4,876,977
Series 2006-5:
Class A1, 5.185% 7/10/11	8,900,577	8,806,512
Class A2, 5.317% 10/10/11	88,595,000	86,256,792
Class A3, 5.39% 2/10/14	13,945,000	13,076,967
Series 2006-6 Class A3, 5.369% 12/10/16	20,000,000	18,717,894
Series 2007-2 Class A1, 5.421% 1/10/12	2,334,688	2,295,181
Series 2007-4 Class A3, 5.8119% 2/10/51 (g)	9,973,000	9,452,278
Series 2006-5 Class XP, 0.832% 9/10/47 (h)	168,990,367	3,783,154
Series 2006-6:
Class E, 5.619% 10/10/45 (d)	5,777,000	3,140,920
Class XP, 0.4287% 10/10/45 (g)(h)	61,948,429	1,021,294
Series 2007-3:
Class A3, 5.8376% 6/10/49 (g)	16,700,000	15,568,019
Class A4, 5.6585% 6/10/49 (g)	20,000,000	18,007,244
Series 2008-1 Class A4, 6.1575% 2/10/51 (g)	20,000,000	19,203,324
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2000-2 Class A2, 7.197% 9/15/32	3,200,000	3,280,549
Series 2001-1 Class A4, 5.451% 1/15/49	21,900,000	20,703,566
Series 2004-2:
Class A3, 4.05% 11/10/38	13,527,000	13,245,611
Class A4, 4.153% 11/10/38	12,682,000	12,242,343
Series 2004-4 Class A3, 4.128% 7/10/42	7,860,000	7,801,627
Series 2005-1 Class A3, 4.877% 11/10/42	34,460,023	34,318,344
Commercial Mortgage Securities - continued
	Principal Amount	Value
Banc of America Commercial Mortgage, Inc.: - continued
sequential payer:
Series 2006-1 Class A1, 5.219% 9/10/45 (g)	$ 11,896,179	$ 11,826,485
Series 2001-3 Class H, 6.562% 4/11/37 (d)	5,590,000	5,535,075
Series 2001-PB1:
Class J, 7.166% 5/11/35 (d)	2,500,000	2,529,062
Class K, 6.15% 5/11/35 (d)	4,650,000	3,880,131
Series 2005-3 Series A3B, 5.09% 7/10/43 (g)	31,065,000	30,208,212
Series 2005-6 Class A3, 5.1802% 9/10/47 (g)	18,000,000	17,582,728
Series 2007-1 Class B, 5.543% 1/15/49	6,021,000	4,111,203
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class C, 2.7769% 3/15/22 (d)(g)	4,295,000	4,039,984
Class D, 2.8269% 3/15/22 (d)(g)	4,350,000	3,892,571
Class E, 2.8669% 3/15/22 (d)(g)	3,595,000	3,118,663
Series 2006-BIX1:
Class A1, 2.5369% 10/15/19 (d)(g)	68,995	68,661
Class A2, 2.5769% 10/15/19 (d)(g)	2,860,000	2,737,556
Class B, 2.6069% 10/15/19 (d)(g)	2,855,000	2,686,377
Class C, 2.6469% 10/15/19 (d)(g)	6,425,000	6,000,348
Class D, 2.6769% 10/15/19 (d)(g)	7,850,000	7,251,438
Class E, 2.7069% 10/15/19 (d)(g)	7,275,000	6,628,207
Class F, 2.7769% 10/15/19 (d)(g)	7,405,828	6,664,088
Bayview Commercial Asset Trust:
floater:
Series 2005-2A Class A1, 2.7819% 8/25/35 (d)(g)	2,492,981	1,933,058
Series 2005-3A Class A2, 2.8719% 11/25/35 (d)(g)	974,761	794,430
Series 2006-2A Class A1, 2.7019% 7/25/36 (d)(g)	13,866,641	10,479,020
Series 2006-4A Class A2, 2.7419% 12/25/36 (d)(g)	3,018,875	2,225,816
Series 2007-1:
Class A2, 2.7419% 3/25/37 (d)(g)	1,308,306	1,033,562
Class B1, 3.1419% 3/25/37 (d)(g)	380,370	174,970
Class B2, 3.6219% 3/25/37 (d)(g)	275,873	125,522
Class B3, 5.8219% 3/25/37 (d)(g)	781,640	351,738
Class M1, 2.7419% 3/25/37 (d)(g)	355,291	259,362
Class M2, 2.7619% 3/25/37 (d)(g)	263,333	184,333
Class M3, 2.7919% 3/27/37 (d)(g)	234,074	155,659
Class M4, 2.8419% 3/25/37 (d)(g)	175,555	102,700
Class M5, 2.8919% 3/25/37 (d)(g)	292,592	158,000
Class M6, 2.9719% 3/25/37 (d)(g)	409,629	202,767
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-2A:
Class A1, 2.7419% 7/25/37 (d)(g)	$ 1,045,517	$ 867,779
Class A2, 2.7919% 7/25/37 (d)(g)	977,033	771,856
Class B1, 4.0719% 7/25/37 (d)(g)	287,631	132,310
Class B2, 4.7219% 7/25/37 (d)(g)	251,107	109,231
Class B3, 5.8219% 7/25/37 (d)(g)	283,066	120,303
Class M1, 2.8419% 7/25/37 (d)(g)	328,721	223,531
Class M2, 2.8819% 7/25/37 (d)(g)	168,013	109,209
Class M3, 2.9619% 7/25/37 (d)(g)	168,926	104,734
Class M4, 3.1219% 7/25/37 (d)(g)	360,680	203,784
Class M5, 3.2219% 7/25/37 (d)(g)	319,590	170,981
Class M6, 3.4719% 7/25/37 (d)(g)	401,771	202,894
Series 2007-3:
Class B1, 3.4219% 7/25/37 (d)(g)	261,742	130,845
Class B2, 4.0719% 7/25/37 (d)(g)	682,983	368,811
Class B3, 6.4719% 7/25/37 (d)(g)	351,716	171,567
Class M1, 2.7819% 7/25/37 (d)(g)	249,473	150,432
Class M2, 2.8119% 7/25/37 (d)(g)	265,832	155,299
Class M3, 2.8419% 7/25/37 (d)(g)	433,510	239,081
Class M4, 2.9719% 7/25/37 (d)(g)	682,983	402,960
Class M5, 3.0719% 7/25/37 (d)(g)	339,447	182,453
Class M6, 3.2719% 7/25/37 (d)(g)	257,652	133,593
Series 2007-4A:
Class B1, 5.0219% 9/25/37 (d)(g)	372,142	167,464
Class B2, 5.9219% 9/25/37 (d)(g)	1,404,929	618,169
Class M1, 3.4219% 9/25/37 (d)(g)	375,901	257,492
Class M2, 3.5219% 9/25/37 (d)(g)	375,901	238,697
Class M4, 4.0719% 9/25/37 (d)(g)	996,137	577,759
Class M5, 4.2219% 9/25/37 (d)(g)	996,137	537,914
Class M6, 4.4219% 9/25/37 (d)(g)	1,000,836	515,430
Series 2004-1 Class IO, 1.25% 4/25/34 (d)(h)	32,815,431	590,678
Series 2007-5A Class IO, 1.5496% 10/25/37 (d)(h)	63,652,707	7,892,936
Bear Stearns Commercial Mortgage Securities Trust:
floater Series 2007-BBA8:
Class D, 2.7169% 3/15/22 (d)(g)	765,000	657,900
Class E, 2.7669% 3/15/22 (d)(g)	3,995,000	3,395,750
Class F, 2.8169% 5/15/22 (d)(g)	2,455,000	2,037,650
Class G, 2.8669% 3/15/22 (d)(g)	630,000	516,600
Class H, 3.0169% 3/15/22 (d)(g)	765,000	601,494
Class J, 3.1669% 3/15/22 (d)(g)	765,000	593,358
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities Trust: - continued
sequential payer:
Series 2003-PWR2 Class A3, 4.834% 5/11/39	$ 7,206,946	$ 7,138,005
Series 2004-ESA Class A3, 4.741% 5/14/16 (d)	9,265,000	9,327,725
Series 2004-PWR3 Class A3, 4.487% 2/11/41	12,515,000	12,261,512
Series 2006-T24 Class A1, 4.905% 10/12/41 (g)	10,900,144	10,715,634
Series 2007-PW17 Class A1, 5.282% 6/11/50	4,549,602	4,428,314
Series 2007-T26 Class A1, 5.145% 1/12/45 (g)	4,184,703	4,088,806
Series 2003-PWR2 Class X2, 0.4918% 5/11/39 (d)(g)(h)	102,137,426	1,184,569
Series 2004-ESA:
Class B, 4.888% 5/14/16 (d)	15,915,000	16,039,073
Class D, 4.986% 5/14/16 (d)	6,265,000	6,318,127
Class E, 5.064% 5/14/16 (d)	19,465,000	19,694,549
Class F, 5.182% 5/14/16 (d)	4,675,000	4,733,988
Series 2006-PW13 Class A3, 5.518% 9/11/41	35,295,000	33,506,941
Series 2006-PW14 Class X2, 0.6486% 12/1/38 (d)(g)(h)	155,967,257	3,914,669
Series 2006-T22 Class A1, 5.415% 4/12/38 (g)	2,394,322	2,385,982
Series 2007-PW15:
Class A1, 5.016% 2/11/44	2,075,614	2,022,026
Class X2, 0.3674% 2/11/44 (d)(g)(h)	157,887,799	2,564,745
Series 2007-PW16:
Class B, 5.713% 6/11/40 (d)	1,600,000	936,928
Class C, 5.713% 6/11/40 (d)	1,335,000	738,255
Class D, 5.713% 6/11/40 (d)	1,335,000	697,951
Series 2007-PW18 Class X2, 0.5377% 6/11/50 (d)(g)(h)	1,038,000,000	16,981,057
Series 2007-T26 Class X2, 0.1294% 1/12/45 (d)(g)(h)	143,295,030	1,021,292
Series 2007-T28:
Class A1, 5.422% 9/11/42	1,962,396	1,917,803
Class X2, 0.1981% 9/11/42 (d)(g)(h)	523,875,000	5,492,567
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (d)	11,750,000	11,697,940
Class XCL, 1.0004% 5/15/35 (d)(g)(h)	175,331,869	7,352,752
Chase Commercial Mortgage Securities Corp.:
Series 1999-2:
Class E, 7.734% 1/15/32	4,010,000	4,127,618
Class F, 7.734% 1/15/32	2,170,000	2,233,648
Series 2001-245 Class A2, 6.275% 2/12/16 (d)(g)	10,165,000	10,356,785
Commercial Mortgage Securities - continued
	Principal Amount	Value
Chase Manhattan Bank-First Union National Bank Commercial Mortgage Trust sequential payer Series 1999-1 Class A2, 7.439% 8/15/31	$ 4,584,075	$ 4,657,261
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class A1, 2.5369% 11/15/36 (d)(g)	228,777	218,482
Class B, 2.6069% 11/15/36 (d)(g)	3,570,000	3,337,950
Class C, 2.6369% 11/15/36 (d)(g)	3,570,000	3,320,100
Class D, 2.6769% 11/15/36 (d)(g)	2,855,000	2,626,600
Class E, 2.7069% 11/15/36 (d)(g)	2,145,000	1,930,500
Class F, 2.7769% 8/16/21 (d)(g)	3,570,000	3,070,200
Series 2006-C5 Class AMP2, 5.5005% 10/15/49 (d)	17,000,000	14,068,736
Series 2007-C6:
Class A1, 5.622% 12/10/49 (g)	11,631,998	11,424,510
Class A4, 5.7001% 12/10/49 (g)	18,825,000	17,138,412
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer:
Series 2006-CD2 Class A4, 5.3623% 1/15/46 (g)	4,170,000	3,836,345
Series 2007-CD4:
Class A1, 4.977% 12/11/49	3,331,421	3,263,219
Class A2A, 5.237% 12/11/49	8,900,000	8,584,316
Series 2007-CD4:
Class A3, 5.293% 12/11/49	9,735,000	9,030,216
Class C, 5.476% 12/11/49	18,828,000	8,979,073
Cobalt CMBS Commercial Mortgage Trust:
sequential payer:
Series 2007-C2 Class A1, 5.064% 9/15/11 (g)	1,759,657	1,720,572
Series 2007-C3 Class A3, 5.8202% 5/15/46 (g)	10,000,000	9,381,730
Series 2006-C1 Class B, 5.359% 8/15/48	30,000,000	16,309,590
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class B, 2.6969% 4/15/17 (d)(g)	22,400,000	21,289,439
Class C, 2.7369% 4/15/17 (d)(g)	8,046,000	7,570,271
Series 2005-FL11:
Class C, 2.7669% 11/15/17 (d)(g)	15,959,255	15,024,515
Class D, 2.8069% 11/15/17 (d)(g)	831,030	786,865
Class E, 2.8569% 11/15/17 (d)(g)	2,945,115	2,741,923
Series 2006-FL12 Class AJ, 2.5969% 12/15/20 (d)(g)	14,250,000	12,245,239
Series 2007-FL14:
Class F, 2.9669% 6/15/22 (d)(g)	1,992,519	1,527,981
Class G, 3.0169% 6/15/22 (d)(g)	472,756	342,487
Commercial Mortgage Securities - continued
	Principal Amount	Value
COMM pass-thru certificates: - continued
floater:
Series 2007-FL14:
Class H, 3.1669% 6/15/22 (d)(g)	$ 472,756	$ 321,279
sequential payer:
Series 2005-C6 Class A2, 4.999% 6/10/44 (g)	940,000	936,291
Series 2006-C8 Class A3, 5.31% 12/10/46	28,495,000	26,632,638
Series 2006-CN2A Class A2FX, 5.449% 2/5/19	16,905,000	16,674,103
Series 2006-C8 Class B, 5.44% 12/10/46	17,318,000	11,407,711
Commercial Mortgage Asset Trust sequential payer Series 1999-C2 Class A2, 7.546% 11/17/32 (g)	7,899,362	8,044,202
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C5 Class AJ, 5.373% 12/15/39	20,250,000	15,131,989
Series 2007-C2:
Class A1, 5.269% 1/15/49	1,167,705	1,151,510
Class A3, 5.542% 1/15/49 (g)	20,000,000	17,943,060
Series 2007-C3 Class A1, 5.664% 6/15/39 (g)	1,381,263	1,369,729
Series 2006-C4 Class AAB, 5.439% 9/15/39	56,915,000	54,015,824
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 2.8169% 4/15/22 (d)(g)	35,675,000	27,469,750
Credit Suisse First Boston Mortgage Securities Corp.:
floater:
Series 2006-TF2A:
Class A2, 3.9669% 7/15/19 (d)(g)	674,986	506,239
Class SHDC, 3.4669% 7/15/19 (d)(g)	322,173	254,517
Series 2006-TFL2 Class SHDD, 3.8169% 7/15/19 (d)(g)	181,048	139,407
sequential payer:
Series 1999-C1 Class A2, 7.29% 9/15/41	20,620,508	20,942,577
Series 2000-C1 Class A2, 7.545% 4/15/62	19,830,663	20,365,963
Series 2001-CK6 Class B, 6.582% 8/15/36	10,000,000	10,396,204
Series 2004-C1:
Class A3, 4.321% 1/15/37	4,960,000	4,872,408
Class A4, 4.75% 1/15/37	4,655,000	4,467,294
Series 1998-C1 Class D, 7.17% 5/17/40	12,300,000	12,677,948
Series 1999-C1 Class E, 8.2345% 9/15/41 (g)	10,335,000	10,563,645
Series 2001-CK6 Class AX, 0.645% 9/15/18 (h)	29,887,797	653,691
Series 2001-CKN5 Class AX, 0.7144% 9/15/34 (d)(g)(h)	98,429,174	4,121,584
Series 2006-C1 Class A3, 5.5521% 2/15/39 (g)	52,800,000	51,125,142
Series 2006-OMA:
Class H, 5.9985% 5/15/23 (g)	2,825,000	1,930,450
Class J, 5.9985% 5/15/23 (d)(g)	4,770,000	2,876,405
Commercial Mortgage Securities - continued
	Principal Amount	Value
Credit Suisse Mortgage Capital Certificates:
floater Series 200-TFL1 Class B, 2.6169% 2/15/22 (d)(g)	$ 3,785,000	$ 3,179,400
sequential payer Series 2007-C1 Class A1, 5.227% 2/15/40	1,414,224	1,396,623
Series 2007-C1:
Class ASP, 0.4221% 2/15/40 (g)(h)	205,017,277	3,631,451
Class B, 5.487% 2/15/40 (d)(g)	15,286,000	9,722,783
CSMC Commercial Mortgage Trust floater Series 2006-TFLA:
Class D, 2.7469% 4/15/21 (d)(g)	6,130,000	5,271,800
Class E, 2.7969% 4/15/21 (d)(g)	3,000,000	2,520,000
Class G, 2.8869% 4/15/21 (d)(g)	3,000,000	2,430,000
DLJ Commercial Mortgage Corp. sequential payer Series 2000-CF1 Class A1B, 7.62% 6/10/33	42,007,172	43,376,665
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1:
Class D, 6.484% 3/15/33	3,565,000	3,387,415
Class G, 6.936% 3/15/33 (d)	6,580,000	6,284,899
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 2/10/17	37,070,000	33,310,783
Series 2001-1 Class X1, 1.0565% 5/15/33 (d)(g)(h)	105,218,083	2,403,402
Series 2005-C1 Class B, 4.846% 6/10/48 (g)	2,855,000	2,137,652
Series 2007-C1 Class XP, 0.2282% 12/10/49 (g)(h)	131,879,025	1,225,829
Ginnie Mae guaranteed REMIC pass-thru securities sequential payer Series 2003-22 Class B, 3.963% 5/16/32	19,923,870	19,869,615
Global Signal Trust III Series 2006-1 Class B, 5.588% 2/15/36	19,225,000	18,217,418
GMAC Commercial Mortgage Securities, Inc. Series 2005-C1 Class X2, 0.7182% 5/10/43 (g)(h)	77,188,063	1,164,498
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 2.65% 11/5/21 (d)(g)	3,760,000	3,107,875
sequential payer:
Series 2004-GG1 Class A4, 4.755% 6/10/36	6,385,000	6,354,890
Series 2007-GG11:
Class A1, 5.358% 12/10/49	6,845,782	6,606,164
Class A2, 5.597% 12/10/49	20,000,000	19,054,026
Series 2007-GG9:
Class A1, 5.233% 3/10/39	1,785,254	1,757,854
Class A4, 5.444% 3/10/39	10,030,000	8,980,108
Commercial Mortgage Securities - continued
	Principal Amount	Value
Greenwich Capital Commercial Funding Corp.: - continued
Series 2005-GG3 Class XP, 0.967% 8/10/42 (d)(g)(h)	$ 307,932,631	$ 5,463,864
Series 2006-GG7 Class A3, 6.1101% 7/10/38	26,360,000	25,809,877
Series 2007-GG11 Class A1, 0.4798% 12/10/49 (d)(h)	261,797,000	3,722,439
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class C, 2.7013% 6/6/20 (d)(g)	505,000	459,550
Class D, 2.7413% 6/6/20 (d)(g)	2,385,000	2,027,250
Class E, 2.8313% 6/6/20 (d)(g)	2,765,000	2,322,600
Series 2007-EOP:
Class C, 2.7813% 3/1/20 (d)(g)	5,845,000	5,377,400
Class D, 2.8313% 3/1/20 (d)(g)	15,580,000	14,333,600
Class E, 2.9013% 3/1/20 (d)(g)	965,000	887,800
Class F, 2.9413% 3/1/20 (d)(g)	480,000	441,600
Class G, 2.9813% 3/1/20 (d)(g)	240,000	220,800
sequential payer:
Series 2001-LIBA Class A2, 6.615% 2/14/16 (d)	15,710,000	16,530,946
Series 2004-GG2 Class A4, 4.964% 8/10/38	3,100,000	3,063,529
Series 2001-LIBA Class C, 6.733% 2/14/16 (d)	4,945,000	5,216,925
Series 2005-GG4 Class XP, 0.8785% 7/10/39 (d)(g)(h)	253,907,150	5,114,426
Series 2006-GG6 Class A2, 5.506% 4/10/38 (g)	58,640,000	58,004,694
GS Mortgage Securities Trust:
sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39	15,000,000	14,692,269
Series 2007-GG10:
Class A1, 5.69% 8/10/45	2,193,934	2,143,601
Class A2, 5.778% 8/10/45	4,765,000	4,625,649
Class A4, 5.7992% 8/10/45 (g)	15,000,000	13,746,165
Series 2006-GG8 Class B, 5.662% 11/10/39	6,070,000	4,061,437
Series 2007-GG10 Class B, 5.7992% 8/10/45 (g)	12,500,000	6,967,500
Hilton Hotel Pool Trust:
sequential payer Series 2000-HLTA Class A1, 7.055% 10/3/15 (d)	649,561	673,807
Series 2000-HLTA Class D, 7.555% 10/3/15 (d)	18,755,000	19,998,348
Host Marriott Pool Trust:
sequential payer Series 1999-HMTA Class D, 7.97% 8/3/15 (d)	2,420,000	2,494,192
Series 1999-HMTA Class F, 8.31% 8/3/15 (d)	5,400,000	5,577,738
Commercial Mortgage Securities - continued
	Principal Amount	Value
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class B, 2.6369% 11/15/18 (d)(g)	$ 8,385,619	$ 7,127,776
Class C, 2.6769% 11/15/18 (d)(g)	5,957,427	4,885,090
Class D, 2.6969% 11/15/18 (d)(g)	347,353	277,882
Class E, 2.7469% 11/15/18 (d)(g)	517,752	409,024
Class F, 2.7969% 11/15/18 (d)(g)	776,628	605,770
Class G, 2.8269% 11/15/18 (d)(g)	675,044	519,784
Class H, 2.9669% 11/15/18 (d)(g)	517,752	393,492
sequential payer:
Series 2005-LDP2 Class A2, 4.575% 7/15/42	11,425,000	11,288,291
Series 2006-CB14 Class A3B, 5.4858% 12/12/44 (g)	29,740,000	28,370,586
Series 2006-CB15 Class A3, 5.819% 6/12/43 (g)	15,056,000	14,594,936
Series 2006-LDP9 Class A2, 5.134% 5/15/47 (g)	4,750,000	4,346,153
Series 2007-CB19 Class A4, 5.7467% 2/12/49 (g)	10,000,000	9,113,297
Series 2007-LD11 Class A2, 5.8038% 6/15/49 (g)	28,075,000	27,353,571
Series 2007-LDP10 Class A1, 5.122% 1/15/49	1,289,321	1,264,428
Series 2007-LDPX Class A3, 5.412% 1/15/49	27,520,000	24,464,449
Series 2004-LDP4 Class D, 5.1241% 10/15/42 (g)	9,000,000	5,795,190
Series 2005-CB13 Class E, 5.3636% 1/12/43 (d)(g)	5,060,000	3,157,353
Series 2006-CB17 Class A3, 5.45% 12/12/43	2,850,000	2,747,018
Series 2007-CB19:
Class B, 5.7442% 2/12/49	855,000	488,684
Class C, 5.7462% 2/12/49	2,235,000	1,203,056
Class D, 5.7462% 2/12/49	2,350,000	1,196,667
Series 2007-LDP10:
Class BS, 5.437% 1/15/49 (g)	1,910,000	1,256,723
Class CS, 5.466% 1/15/49 (g)	825,000	521,681
Class ES, 5.5457% 1/15/49 (d)(g)	5,170,000	2,860,561
JPMorgan Commercial Mortgage Finance Corp. Series 2000-C9 Class G, 6.25% 10/15/32 (d)	4,123,000	3,968,742
LB Commercial Conduit Mortgage Trust:
Series 1998-C1 Class D, 6.98% 2/18/30	13,814,730	14,267,482
Series 2007-C3:
Class F, 5.9361% 7/15/44 (g)	1,985,000	1,116,611
Class G, 5.9361% 7/15/44 (d)(g)	3,505,000	1,847,003
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2000-C3 Class A2, 7.95% 1/15/10	19,595,096	20,229,413
Series 2001-C2 Class A2, 6.653% 11/15/27	1,920,000	1,971,878
Series 2001-C3 Class A1, 6.058% 6/15/20	1,153,413	1,167,422
Series 2005-C3 Class A2, 4.553% 7/15/30	16,590,000	16,438,100
Commercial Mortgage Securities - continued
	Principal Amount	Value
LB-UBS Commercial Mortgage Trust: - continued
sequential payer:
Series 2006-C1 Class A2, 5.084% 2/15/31	$ 4,797,000	$ 4,709,759
Series 2006-C3 Class A1, 5.478% 3/15/39	1,504,701	1,502,257
Series 2006-C6:
Class A1, 5.23% 9/15/39	1,673,949	1,661,938
Class A2, 5.262% 9/15/39 (g)	17,450,000	17,039,695
Series 2006-C7:
Class A1, 5.279% 11/15/38	809,273	802,126
Class A2, 5.3% 11/15/38	11,000,000	10,703,108
Series 2007-C1 Class A1, 5.391% 2/15/40 (g)	1,160,237	1,147,361
Series 2007-C2 Class A1, 5.226% 2/15/40	1,005,349	991,262
Series 2000-C5 Class E, 7.29% 12/15/32	700,000	642,842
Series 2001-C3 Class B, 6.512% 6/15/36	19,330,000	19,777,020
Series 2001-C7 Class D, 6.514% 11/15/33	11,000,000	11,164,963
Series 2003-C3 Class XCP, 1.033% 3/11/37 (d)(g)(h)	44,323,496	758,145
Series 2004-C4 Class A2, 4.567% 6/15/29 (g)	3,314,068	3,307,494
Series 2005-C3 Class XCP, 0.7401% 7/15/40 (g)(h)	39,528,209	854,351
Series 2006-C6 Class XCP, 0.644% 9/15/39 (g)(h)	65,673,035	1,576,869
Series 2007-C1:
Class C, 5.533% 2/15/40 (g)	22,000,000	13,049,953
Class D, 5.563% 2/15/40 (g)	4,000,000	2,217,129
Class E, 5.582% 2/15/40 (g)	2,000,000	931,830
Class XCP, 0.4578% 2/15/40 (g)(h)	25,590,472	483,210
Series 2007-C2 Class XCP, 0.508% 2/17/40 (g)(h)	120,629,835	2,592,987
Series 2007-C6 Class A4, 5.858% 7/15/40 (g)	12,495,000	11,352,292
Series 2007-C7:
Class A3, 5.866% 9/15/45	17,698,000	16,153,980
Class XCP, 0.3199% 9/15/45 (g)(h)	856,910,159	12,638,054
LB-UBS Westfield Trust Series 2001-WM, 6.754% 7/14/16 (d)	2,860,000	2,803,112
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 2.6969% 9/15/21 (d)(g)	3,203,103	2,530,451
Class E, 2.7569% 9/15/21 (d)(g)	11,553,714	9,011,897
Lehman Large Loan Trust Series 1997-LLI Class E, 7.3% 10/12/34	17,750,000	18,661,502
Merrill Lynch Mortgage Trust:
sequential payer:
Series 2005-CIP1 Class A2, 4.96% 7/12/38	7,430,000	7,374,103
Series 2005-MCP1 Class A2, 4.556% 6/12/43	20,145,000	19,896,352
Series 2007-C1 Class A1, 4.533% 6/12/50	5,737,746	5,548,808
Series 2005-CKI1 Class A3, 5.2433% 11/12/37 (g)	16,420,000	16,077,045
Commercial Mortgage Securities - continued
	Principal Amount	Value
Merrill Lynch Mortgage Trust: - continued
Series 2005-LC1 Class F, 5.3791% 1/12/44 (d)(g)	$ 8,700,000	$ 5,116,589
Series 2006-C1 Class A2, 5.6128% 5/12/39 (g)	14,100,000	13,951,863
Series 2007-C1 Class A4, 5.829% 6/12/50 (g)	36,325,000	33,344,327
Series 2008-C1 Class A4, 5.69% 2/12/51	21,345,000	19,022,939
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 2.5838% 12/12/49 (g)	4,660,000	4,150,313
sequential payer:
Series 2006-1 CLass A3, 5.671% 2/12/39	10,640,000	10,290,886
Series 2006-4 Class ASB, 5.133% 12/12/49 (g)	8,595,000	8,005,168
Series 2007-5:
Class A1, 4.275% 12/12/11	1,025,467	993,615
Class A3, 5.364% 8/12/48	3,900,000	3,537,893
Class B, 5.479% 2/12/17	30,000,000	17,351,763
Series 2007-6 Class A1, 5.175% 3/12/51	1,159,337	1,141,254
Series 2007-7 Class A4, 5.7493% 6/12/50 (g)	35,000,000	31,643,073
Series 2007-8 Class A1, 4.622% 8/12/49	1,994,920	1,930,255
Series 2006-2 Class A4, 5.9094% 6/12/46 (g)	6,075,000	5,781,666
Series 2006-4 Class XP, 0.6464% 12/12/49 (g)(h)	190,139,320	4,929,571
Series 2007-6 Class B, 5.635% 3/12/51 (g)	10,000,000	6,756,468
Series 2007-7 Class B, 5.75% 6/25/50	870,000	510,237
Morgan Stanley Capital I Trust:
floater:
Series 2005-XLF:
Class F, 2.787% 8/15/19 (d)(g)	1,312,620	1,246,989
Class G, 2.837% 8/15/19 (d)(g)	990,000	920,700
Class H, 2.857% 8/15/19 (d)(g)	795,000	723,450
Class J, 2.927% 8/15/19 (d)(g)	600,000	540,000
Series 2006-XLF:
Class D, 2.717% 7/15/19 (d)(g)	12,933,994	12,028,614
Class F, 2.787% 7/15/19 (d)(g)	9,626,000	8,759,660
Class G, 2.827% 7/15/19 (d)(g)	5,470,000	4,923,000
Series 2007-XLCA Class B, 2.9669% 7/17/17 (d)(g)	2,609,125	2,009,026
Series 2007-XLFA:
Class C, 2.627% 10/15/20 (d)(g)	5,740,000	4,936,400
Class MHRO, 3.157% 10/15/20 (d)(g)	1,428,586	1,071,440
Class MJPM, 3.467% 10/15/20 (d)(g)	429,506	313,540
Class MSTR, 3.167% 10/15/20 (d)(g)	780,000	538,200
Class NHRO, 3.357% 10/15/20 (d)(g)	2,195,368	1,602,618
Class NSTR, 3.317% 10/15/20 (d)(g)	710,000	475,700
Commercial Mortgage Securities - continued
	Principal Amount	Value
Morgan Stanley Capital I Trust: - continued
sequential payer:
Series 2003-IQ5 Class X2, 0.9118% 4/15/38 (d)(g)(h)	$ 37,071,465	$ 785,248
Series 2004-HQ3 Class A2, 4.05% 1/13/41	4,547,610	4,491,025
Series 2005-IQ9 Class A3, 4.54% 7/15/56	14,850,000	14,295,944
Series 2006-HQ10 Class A1, 5.131% 11/12/41	4,146,512	4,102,630
Series 2006-T23 Class A1, 5.682% 8/12/41	11,129,026	11,100,778
Series 2007-HQ11:
Class A1, 5.246% 2/20/44	1,840,564	1,813,790
Class A31, 5.439% 2/20/44 (g)	5,065,000	4,737,322
Series 2007-IQ13 Class A1, 5.05% 3/15/44	1,919,939	1,870,689
Series 2007-IQ14 Class A1, 5.38% 4/15/49	4,033,133	3,952,471
Series 2007-IQ15 Class A1, 5.519% 6/11/49	19,432,004	19,040,323
Series 2007-T25 Class A2, 5.507% 11/12/49	9,830,000	9,242,251
Series 2003-IQ6 Class X2, 0.581% 12/15/41 (d)(g)(h)	78,700,692	1,236,561
Series 2005-IQ9 Class X2, 1.0461% 7/15/56 (d)(g)(h)	142,953,048	4,011,491
Series 2006-HQ8 Class A3, 5.4402% 3/12/16 (g)	15,510,000	15,197,605
Series 2006-HQ9 Class B, 5.832% 7/12/44 (g)	14,840,000	10,285,280
Series 2006-IQ11 Class A3, 5.7364% 10/15/42 (g)	16,595,000	16,148,422
Series 2006-IQ12 Class B, 5.468% 12/15/43	10,000,000	6,624,205
Series 2006-T23 Class A3, 5.8079% 8/12/41 (g)	5,105,000	4,985,229
Series 2007-HQ11 Class B, 5.538% 2/20/44 (g)	18,133,000	11,323,444
Series 2007-HQ12 Series A1, 5.519% 4/12/49 (g)	2,424,949	2,352,579
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (g)	14,000,000	12,659,877
Class B, 5.914% 4/15/49	2,459,000	1,550,413
Series 2007-XLC1:
Class C, 3.0669% 7/17/17 (d)(g)	3,599,450	2,591,604
Class D, 3.1669% 7/17/17 (d)(g)	1,694,979	1,135,636
Class E, 3.2669% 7/17/17 (d)(g)	1,375,028	880,018
Morgan Stanley Dean Witter Capital I Trust sequential payer Series 2001-PPM Class A2, 6.4% 2/15/31	472,548	483,321
Salomon Brothers Mortgage Securities VII, Inc. sequential payer Series 2000-C3 Class A2, 6.592% 12/18/33	19,151,747	19,511,254
SBA CMBS Trust Series 2006-1A Class C, 5.559% 11/15/36 (d)	955,000	875,126
Structured Asset Securities Corp. Series 1997-LLI Class D, 7.15% 10/12/34	1,874,616	1,942,048
TrizecHahn Office Properties Trust Series 2001-TZHA Class C4, 6.893% 5/15/16 (d)	8,500,000	8,780,424
Commercial Mortgage Securities - continued
	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A Class E, 2.7469% 9/15/21 (d)(g)	$ 1,985,000	$ 1,607,850
Series 2007-WHL8:
Class AP1, 3.1669% 6/15/20 (d)(g)	146,163	105,237
Class AP2, 3.2669% 6/15/20 (d)(g)	253,988	177,791
Class F, 2.9469% 6/15/20 (d)(g)	4,599,000	2,989,350
Class LXR1, 3.1669% 6/15/20 (d)(g)	1,228,057	921,042
sequential payer:
Series 2003-C6 Class A2, 4.498% 8/15/35	3,750,619	3,701,444
Series 2003-C7 Class A1, 4.241% 10/15/35 (d)	28,446,765	28,068,133
Series 2003-C8 Class A3, 4.445% 11/15/35	43,550,000	42,887,726
Series 2005-C16 Class A2, 4.38% 10/15/41	7,189,111	7,128,163
Series 2006-C24 Class A2, 5.506% 3/15/45	9,231,494	9,151,050
Series 2006-C27 Class A2, 5.624% 7/15/45	38,935,000	38,267,537
Series 2006-C29 Class A3, 5.313% 11/15/48	26,560,000	24,736,335
Series 2007-C30:
Class A1, 5.031% 12/15/43	1,815,042	1,782,018
Class A3, 5.246% 12/15/43	8,585,000	8,215,671
Class A4, 5.305% 12/15/43	2,940,000	2,697,042
Class A5, 5.342% 12/15/43	10,000,000	8,857,123
Series 2007-C31 Class A1, 5.14% 4/15/47	1,219,329	1,197,541
Series 2007-C32 Class A2, 5.7357% 6/15/49 (g)	12,000,000	11,635,516
Series 2003-C6 Class G, 5.125% 8/15/35 (d)	4,750,000	3,451,313
Series 2004-C15:
Class 180A, 5.3979% 10/15/41 (d)(g)	7,690,000	6,632,509
Class 180B, 5.3979% 10/15/41 (d)(g)	3,500,000	2,994,625
Series 2005-C19 Class B, 4.892% 5/15/44	10,000,000	7,349,279
Series 2005-C22:
Class B, 5.3554% 12/15/44 (g)	22,174,000	16,586,223
Class F, 5.3554% 12/15/44 (d)(g)	16,676,000	8,865,363
Series 2006-C25 Class AM, 5.7404% 5/15/43 (g)	8,725,000	7,700,691
Series 2006-C29 Class E, 5.516% 11/15/48 (g)	10,000,000	4,564,684
Series 2007-C30:
Class C, 5.483% 12/15/43 (g)	30,000,000	18,807,177
Class D, 5.513% 12/15/43 (g)	16,000,000	10,259,453
Class XP, 0.4354% 12/15/43 (d)(g)(h)	128,195,997	2,436,519
Series 2007-C31 Class C, 5.6918% 4/15/47 (g)	2,748,000	1,704,684
Commercial Mortgage Securities - continued
	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust: - continued
Series 2007-C32:
Class D, 5.7407% 6/15/49 (g)	$ 7,515,000	$ 4,371,261
Class E, 5.7407% 6/15/49 (g)	11,844,000	5,832,368
Wachovia Bank Commercial Mortgage Trust pass-thru certificates Series 2007-C33 Class B, 5.9026% 2/15/51 (g)	16,815,000	11,046,202
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $3,065,269,489)		2,789,269,918
Cash Equivalents - 8.7%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at:
2.12%, dated 8/29/08 due 9/2/08 (Collateralized by U.S. Government Obligations) #	$ 126,376,772	126,347,000
2.14%, dated 8/29/08 due 9/2/08 (Collateralized by U.S. Government Obligations) # (a)	175,134,633	175,093,000
TOTAL CASH EQUIVALENTS (Cost $301,440,000)		301,440,000
TOTAL INVESTMENT PORTFOLIO - 104.4% (Cost $3,964,898,550)		3,613,376,540
NET OTHER ASSETS - (4.4)%		(151,659,354)
NET ASSETS - 100%		$ 3,461,717,186
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swaps

Receive monthly a fixed rate of .54% multiplied by the notional amount and pay to Citibank upon each credit event of one of the issues of Dow Jones ABX A 06-01 Index, par value of the proportional notional amount (f)

	August 2045	$ 4,500,000	$ (3,644,640)
Interest Rate Swaps
Receive semi-annually a fixed rate equal to 2.661% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2010	111,000,000	(116,051)
Receive semi-annually a fixed rate equal to 3.573% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2013	82,000,000	(467,146)
Receive semi-annually a fixed rate equal to 3.797% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	May 2013	50,000,000	119,805
Receive semi-annually a fixed rate equal to 3.925% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Dec. 2010	110,000,000	1,494,251
Receive semi-annually a fixed rate equal to 4.12% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	Dec. 2009	112,000,000	1,808,397
Receive semi-annually a fixed rate equal to 4.405% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	Dec. 2012	79,000,000	1,787,099
Receive semi-annually a fixed rate equal to 5.021% and pay quarterly a floating rate based on 3-month LIBOR with Goldman Sachs	April 2012	108,000,000	6,113,826
TOTAL INTEREST RATE SWAPS		652,000,000	10,740,181
		$ 656,500,000	$ 7,095,541
Legend
(a) Includes investment made with cash collateral received from securities on loan.
(b) Non-income producing - Issuer is in default.
(c) Security or a portion of the security is on loan at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $791,200,907 or 22.9% of net assets.

(e) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $3,353,542.
(f) Represents a tradable index of credit default swaps on home equity asset-backed debt securities.
(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(h) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$126,347,000 due 9/02/08 at 2.12%
ABN AMRO Bank N.V., New York Branch	$ 3,661,509
Banc of America Securities LLC	9,898,296
Bank of America, NA	36,615,087
Barclays Capital, Inc.	65,906,959
Greenwich Capital Markets, Inc.	3,661,509
ING Financial Markets LLC	4,772,886
RBC Capital Markets Corp.	1,830,754
$ 126,347,000
$175,093,000 due 9/02/08 at 2.14%
Banc of America Securities LLC	$ 55,688,763
Bank of America, NA	119,404,237
$ 175,093,000

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2008

Assets
Investment in securities, at value (including securities loaned of $171,864,485 and repurchase agreements of $301,440,000) - See accompanying schedule: Unaffiliated issuers (cost $3,964,898,550)		$ 3,613,376,540
Cash		1,088
Receivable for swap agreements		1,987
Interest receivable		16,502,085
Unrealized appreciation on swap agreements		11,323,378
Total assets		3,641,205,078

Liabilities
Unrealized depreciation on swap agreements	$ 4,227,837
Other payables and accrued expenses	166,305
Collateral on securities loaned, at value	175,093,750
Total liabilities		179,487,892

Net Assets		$ 3,461,717,186
Net Assets consist of:
Paid in capital		$ 3,805,599,580
Net unrealized appreciation (depreciation) on investments		(343,882,394)
Net Assets, for 38,983,811 shares outstanding		$ 3,461,717,186
Net Asset Value, offering price and redemption price per share ($3,461,717,186 ÷ 38,983,811 shares)		$ 88.80

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended August 31, 2008

Investment Income
Interest		$ 196,022,606

Expenses
Custodian fees and expenses	$ 53,114
Independent directors' compensation	15,097
Total expenses before reductions	68,211
Expense reductions	(44,345)	23,866
Net investment income		195,998,740
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(50,607,358)
Swap agreements	(11,415,378)
Total net realized gain (loss)		(62,022,736)
Change in net unrealized appreciation (depreciation) on: Investment securities	(274,190,757)
Swap agreements	7,964,852
Total change in net unrealized appreciation (depreciation)		(266,225,905)
Net gain (loss)		(328,248,641)
Net increase (decrease) in net assets resulting from operations		$ (132,249,901)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended August 31, 2008	For the period October 30, 2006 (commencement of operations) to August 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 195,998,740	$ 144,882,944
Net realized gain (loss)	(62,022,736)	(8,411,037)
Change in net unrealized appreciation (depreciation)	(266,225,905)	(69,012,228)
Net increase (decrease) in net assets resulting from operations	(132,249,901)	67,459,679
Distributions to partners from net investment income	(194,550,029)	(144,582,741)
Affiliated share transactions Proceeds from sales of shares	354,150,708	1,514,818,583
Contributions in-kind	-	2,329,097,566
Reinvestment of distributions	194,550,028	32,504,849
Cost of shares redeemed	(557,477,088)	(2,004,468)
Net increase (decrease) in net assets resulting from share transactions	(8,776,352)	3,874,416,530
Total increase (decrease) in net assets	(335,576,282)	3,797,293,468

Net Assets
Beginning of period	3,797,293,468	-
End of period	$ 3,461,717,186	$ 3,797,293,468
Other Information Shares
Sold	3,810,714	15,229,677
Issued for in-kind contributions	-	23,290,976
Issued in reinvestment of distributions	2,071,445	331,487
Redeemed	(5,730,136)	(20,352)
Net increase (decrease)	152,023	38,831,788

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended August 31,

2008

2007 F

Selected Per-Share Data
Net asset value, beginning of period	$ 97.79	$ 100.00
Income from Investment Operations
Net investment income D	5.164	4.528
Net realized and unrealized gain (loss)	(9.028)	(2.219)
Total from investment operations	(3.864)	2.309
Distributions to partners from net investment income	(5.126)	(4.519)
Net asset value, end of period	$ 88.80	$ 97.79
Total Return B, C	(4.11)%	2.33%
Ratios to Average Net Assets G
Expenses before reductions	-% E	-% A, E
Expenses net of fee waivers, if any	-% E	-% A, E
Expenses net of all reductions	-% E	-% A, E
Net investment income	5.48%	5.46% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,461,717	$ 3,797,293
Portfolio turnover rate	39%	40% A, H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount represents less than .01%.

F For the period October 30, 2006 (commencement of operations) to August 31, 2007.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

H Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2008

1. Organization.

Fidelity Commercial Mortgage-Backed Securities Central Fund (the Fund) (formerly Fidelity 2-5 Year Duration Securitized Bond Central Fund) is a fund of Fidelity Central Investment Portfolios II LLC (the LLC) and is authorized to issue an unlimited number of shares. The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company. Each Fund in the LLC is a separate partnership for tax purposes. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds). The Board of Directors may permit the purchase of shares (for cash, securities or other consideration) and admit new Eligible Accredited Investors into each Fund, in accordance with the Partnership Agreement.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Directors to value its investments. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Directors. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 pm Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Most expenses of the LLC can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the LLC. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Partners. No provision has been made for federal income taxes because all income and expenses and gain/loss (realized and unrealized) are allocated daily to the partners, based on their capital balances, for inclusion in their individual income tax returns.

Distributions are declared daily and paid monthly from net investment income on a book basis, except for certain items such as market discount and swap agreements, which are deemed distributed based on allocations to the partners and are reclassified to paid in capital. Due to the Fund's partnership structure, paid in capital includes net realized gain/loss on investments.

The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Partners - continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 16,488,608
Unrealized depreciation	(366,622,373)
Net unrealized appreciation (depreciation)	$ (350,133,765)
Cost for federal income tax purposes	$ 3,963,510,305

New Accounting Pronouncements. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements.

In addition, in March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the effect derivatives have on financial performance. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.

3. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Annual Report

Notes to Financial Statements - continued

3. Operating Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Total return swaps are agreements to exchange the return generated by one instrument or index for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, a fund will receive a payment from the counterparty. To the extent it is less, a fund will make a payment to the counterparty.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The Fund may enter into credit default swaps in which either it or its counterparty act as guarantors. By acting as the guarantor of a swap, a fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value.

Periodic payments and premiums received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of

Annual Report

3. Operating Policies - continued

Swap Agreements - continued

swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements."

4. Purchases and Sales of Investments.

Purchases and sales of securities other than short-term securities and U.S. government securities, aggregated $960,956,380 and $725,938,206, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with FIMM, FMR pays FIMM a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain exceptions such as interest expense.

6. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Net income from lending portfolio securities during the period amounted to $59,884.

Annual Report

Notes to Financial Statements - continued

7. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $15,097.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $29,248.

8. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

9. Credit Risk.

The Fund invests a portion of its assets, directly or indirectly, in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market's perception of credit quality on structured securities have resulted in increased volatility of market price and periods of decreased market activity that have adversely impacted the valuation of certain issuers of the Fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Central Investment Portfolios II LLC and the Shareholders of Fidelity Commercial Mortgage-Backed Securities Central Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Commercial Mortgage-Backed Securities Central Fund (formerly Fidelity 2-5 Year Duration Securitized Bond Central Fund) (a fund of Fidelity Central Investment Portfolios II LLC) at August 31, 2008, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year then ended and for the period October 20, 2006 (commencement of operations) through August 31, 2007, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Commercial Mortgage-Backed Securities Central Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 23, 2008

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the Fidelity Central Investment Portfolios II LLC and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for Edward C. Johnson 3d and James C. Curvey, each of the Trustees oversees 158 funds advised by FMR or an affiliate. Messrs. Johnson and Curvey oversee 376 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (78)

Year of Election or Appointment: 2007

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007). Mr. Edward C. Johnson 3d and Mr. Arthur E. Johnson are not related.

James C. Curvey (73)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-
present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the Fidelity Central Investment Portfolios II LLC or various entities under common control with FMR. FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Albert R. Gamper, Jr. (66)

Year of Election or Appointment: 2007

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities), a member of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

George H. Heilmeier (72)

Year of Election or Appointment: 2007

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology), Compaq, Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

Arthur E. Johnson (61)

Year of Election or Appointment: 2008

Mr. Johnson serves as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor). In addition, Mr. Johnson serves as a member of the Board of Directors of AGL Resources, Inc. (holding company), and IKON Office Solutions, Inc. (document management systems and services). Mr. Arthur E. Johnson and Mr. Edward C. Johnson 3d are not related.

James H. Keyes (67)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions). Previously, Mr. Keyes served as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (61)

Year of Election or Appointment: 2007

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of McKesson Corporation (healthcare service). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (69)

Year of Election or Appointment: 2007

Mr. Wolfe is Chairman and a Director of Hershey Foods Corporation (2007-present), where prior to his retirement in 2001, he was Chairman and Chief Executive Officer. Mr. Wolfe currently serves as a member of the board of Revlon Inc. (2004-present). Previously, Mr. Wolfe served as a member of the boards of Adelphia Communications Corporation (2003-2006) and Bausch & Lomb, Inc. (1993-2007).

Advisory Board Member and Executive Officers**:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (64)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Central Investment Portfolios II LLC. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

John R. Hebble (50)

Year of Election or Appointment: 2008

President and Treasurer of Commercial Mortgage-Backed Securities Central Fund. Mr. Hebble also serves as President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2008-present) and is an employee of FMR (2003-present). Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds.

Boyce I. Greer (52)

Year of Election or Appointment: 2006

Vice President of Commercial Mortgage-Backed Securities Central Fund. Mr. Greer also serves as Vice President of Asset Allocation Funds (2005-present), Fixed-Income Funds (2006-present), and Money Market Funds (2006-present). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). Mr. Greer is President and a Director of Fidelity Investments Money Management, Inc. (2007-
present), and an Executive Vice President of FMR and FMR Co., Inc. (2005-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Dwight D. Churchill (54)

Year of Election or Appointment: 2008

Vice President of Commercial Mortgage-Backed Securities Central Fund. Mr. Churchill also serves as Vice President of Fidelity's Bond Funds (2008-present). Mr. Churchill is Executive Vice President of FMR (2005-present), FMR Co., Inc. (2005-present) and Fidelity Investments Money Management, Inc. (2008-present). Previously, Mr. Churchill served as Senior Vice President of FMR (1997-2005) and Senior Vice President of Fidelity Investments Money Management, Inc. (2000-2006).

Scott C. Goebel (40)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of Commercial Mortgage-Backed Securities Central Fund. Mr. Goebel also serves as Secretary and CLO of other Fidelity funds (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present); and Deputy General Counsel of FMR LLC. Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Nancy D. Prior (41)

Year of Election or Appointment: 2008

Assistant Secretary of Commercial Mortgage-Backed Securities Central Fund. Ms. Prior also serves as Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2008-present) and is an employee of FMR (2002-present).

Holly C. Laurent (54)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of Commercial Mortgage-Backed Securities Central Fund. Ms. Laurent also serves as AML Officer of other Fidelity funds (2008-present) and is an employee of FMR LLC. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (49)

Year of Election or Appointment: 2008

Chief Financial Officer of Commercial Mortgage-Backed Securities Central Fund. Ms. Reynolds also serves as Chief Financial Officer of other Fidelity funds (2008-present). Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. She served as Chief Operating Officer of FPCMS from 2007 through July 2008. Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007). Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was an audit partner with PwC's investment management practice.

Michael H. Whitaker (41)

Year of Election or Appointment: 2008

Chief Compliance Officer of Commercial Mortgage-Backed Securities Central Fund. Mr. Whitaker also serves as Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds (2008-present) and is an employee of FMR (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Bryan A. Mehrmann (47)

Year of Election or Appointment: 2006

Deputy Treasurer of Commercial Mortgage-Backed Securities Central Fund. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Robert G. Byrnes (41)

Year of Election or Appointment: 2006

Assistant Treasurer of Commercial Mortgage-Backed Securities Central Fund. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Peter L. Lydecker (54)

Year of Election or Appointment: 2006

Assistant Treasurer of Commercial Mortgage-Backed Securities Central Fund. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004-present) and is an employee of FMR.

Paul M. Murphy (61)

Year of Election or Appointment: 2007

Assistant Treasurer of Commercial Mortgage-Backed Securities Central Fund. Mr. Murphy also serves as Assistant Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity Funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Gary W. Ryan (50)

Year of Election or Appointment: 2006

Assistant Treasurer of Commercial Mortgage-Backed Securities Central Fund. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

** FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Commercial Mortgage-Backed Securities Central Fund (Formerly Fidelity 2-5 Year Duration Securitized Bond Central Fund)

Each year, typically in June, the Board of Directors, including the Independent Directors (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Directors' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Directors with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its June 2008 meeting, the Board of Directors, including the Independent Directors, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant and ultimately reached a determination, with the assistance of fund counsel and Independent Directors' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board also approved amendments to the fund's agreements with foreign sub-advisers to clarify that each sub-adviser provides services as an independent contractor. The Board further approved agreements with foreign sub-advisers Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Japan) Inc., and Fidelity Management & Research (Hong Kong) Limited.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, Fidelity Investments Money Management, Inc., and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Directors also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integrated part of the fixed-income portfolio management investment process.

Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, but did not consider performance to be a material factor in its decision to renew the fund's Advisory Contracts. The Board noted that the fund is designed to offer a liquid investment option for other investment companies and accounts managed by Fidelity Management & Research Company (FMR) or its affiliates and ultimately to enhance the performance of those investment companies and accounts. Based on its review, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered that FMR pays the fund's management fee on behalf of the fund. The Board also noted that FMR bears all expenses of the fund, except expenses related to the fund's investment activities (primarily custody expenses). Based on its review, the Board concluded that the fund's net management fee and total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Annual Report

Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, as well as the profitability of each fund that invests in this fund.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects. The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities.

Economies of Scale. The Board concluded that the realization of economies of scale was not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends and actions to be taken by FMR to improve certain funds' overall performance; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability and the extent to which portfolio manager compensation is linked to fund performance; (v) Fidelity's fee structures; (vi) the funds' sub-advisory arrangements; and (vii) accounts managed by Fidelity other than the Fidelity funds.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Fidelity® Corporate Bond 1-5 Year Central Fund

Annual Report

August 31, 2008

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are the registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

CB5CEN-ANN-1008
1.833856.101

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2008	Past 1 year	Life of fundA
Fidelity Corporate Bond 1-5 Year Central Fund	3.95%	4.02%

A From November 6, 2006.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Corporate Bond 1-5 Year Central Fund on November 6, 2006, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers® Credit 1-5 Year Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from David Prothro, who became sole Portfolio Manager of Fidelity® Corporate Bond 1-5 Year Central Fund on April 1, 2008

Several years of healthy economic growth and a hearty appetite for risk abruptly reversed during the 12-month period ending August 31, 2008, as a meltdown in the subprime mortgage market led to an unnerving credit crisis. In response, bond investors fled from lower-quality debt instruments and flocked to those with an explicit or implicit guarantee from the U.S. government. The investment-grade bond market as a whole, as measured by the Lehman Brothers® U.S. Aggregate Index, rose 5.86% during the past year, while seeing appreciable performance disparity among its constituents. Treasuries did the best, benefiting from their reputation as one of the world's safest investments. The Lehman Brothers U.S. Treasury Index gained 8.65% during the period - one of the highest returns of any domestic or international asset class over the past 12 months. At the opposite end of the spectrum, the asset-backed sector - home to weak-performing subprime debt - had negative results, falling 3.48% according to the Lehman Brothers U.S. Fixed-Rate Asset-Backed Securities Index.

Amid an environment in which bonds that assumed any type of credit risk underperformed U.S. Treasuries by a substantial margin, the fund returned 3.95% for the year, trailing the 4.56% gain of the Lehman Brothers Credit 1-5 Year Index. The fund lagged its benchmark primarily because the portfolio's beta was moderately higher than the benchmark's beta. However, while the fund assumed somewhat greater market risk than the index, solid overall sector allocations and security selection bolstered results and kept the fund from underperforming by a greater margin. Consistent with the weak performance of the financials sector in general, bonds issued by finance companies, insurance companies and brokerages were the fund's biggest detractors. However, we gradually became more defensive during the period by reducing financials to an underweighted position versus the benchmark in favor of bonds issued by industrial companies. In addition, an increased allocation to Treasuries - not included in the index - helped to lessen the portfolio's market risk while creating liquidity for new investment opportunities. Holdings in the communications, energy and utilities sectors aided relative performance, while an overweighted positioning in the transportation industry subtracted from results. Lastly, our relative lack of exposure to the strong-performing government-related sector - which is represented in the index - also dampened returns.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2008 to August 31, 2008).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

Shareholder Expense Example - continued

	Beginning Account Value March 1, 2008	Ending Account Value August 31, 2008	Expenses Paid During Period* March 1, 2008 to August 31, 2008
Actual	$ 1,000.00	$ 993.60	$ .01
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,025.13	$ .01

* Expenses are equal to the Fund's annualized expense ratio of .0015%; multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.

Quality Diversification (% of fund's net assets)
As of August 31, 2008	As of February 29, 2008
U.S. Government and U.S. Government Agency Obligations 13.6%	U.S. Government and U.S. Government Agency Obligations 6.0%
AAA 2.2%	AAA 1.4%
AA 15.0%	AA 16.1%
A 18.8%	A 23.4%
BBB 46.5%	BBB 45.9%
BB and Below 1.7%	BB and Below 3.3%
Not Rated 2.0%	Not Rated 2.0%
Short-Term Investments and Net Other Assets 0.2%	Short-Term Investments and Net Other Assets 1.9%

We have used ratings from Moody's ® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ® ratings. All ratings are as of the report date and do not reflect subsequent downgrades. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of August 31, 2008
6 months ago
Years	2.9	2.9

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of August 31, 2008
6 months ago
Years	2.8	2.8

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of August 31, 2008 *		As of February 29, 2008 **
	Corporate Bonds 85.4%		Corporate Bonds 91.3%
	U.S. Government and U.S. Government Agency Obligations 13.6%		U.S. Government and U.S. Government Agency Obligations 6.0%
	Municipal Bonds 0.5%		Municipal Bonds 0.5%
	Other Investments 0.3%		Other Investments 0.3%
	Short-Term Investments and Net Other Assets 0.2%		Short-Term Investments and Net Other Assets 1.9%
* Foreign investments	18.7%	** Foreign investments	20.0%
* Futures and Swaps	13.0%	** Futures and Swaps	11.6%

Annual Report

Investments August 31, 2008

Showing Percentage of Net Assets

Nonconvertible Bonds - 85.4%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 7.2%
Auto Components - 2.3%
DaimlerChrysler NA Holding Corp.:
3.1381% 3/13/09 (d)	$ 6,090,000	$ 6,078,191
3.2181% 3/13/09 (d)	1,100,000	1,098,325
4.875% 6/15/10	3,000,000	3,008,130
5.875% 3/15/11	5,050,000	5,085,608
		15,270,254
Diversified Consumer Services - 0.4%
President and Fellows of Harvard College 3.7% 4/1/13	3,000,000	2,925,000
Hotels, Restaurants & Leisure - 0.3%
McDonald's Corp. 4.3% 3/1/13	2,000,000	1,994,344
Household Durables - 0.2%
Fortune Brands, Inc. 5.125% 1/15/11	1,158,000	1,161,427
Media - 4.0%
AOL Time Warner, Inc. 6.75% 4/15/11	6,835,000	6,994,481
Comcast Corp. 5.85% 1/15/10	6,275,000	6,377,810
COX Communications, Inc. 4.625% 1/15/10	9,500,000	9,435,172
Thomson Reuters Corp. 5.95% 7/15/13	1,510,000	1,530,701
Time Warner Cable, Inc. 6.2% 7/1/13	1,226,000	1,250,285
Viacom, Inc. 6.125% 10/5/17	755,000	710,400
		26,298,849
TOTAL CONSUMER DISCRETIONARY		47,649,874
CONSUMER STAPLES - 3.6%
Beverages - 0.5%
Diageo Capital PLC 5.2% 1/30/13	3,355,000	3,394,146
Food & Staples Retailing - 0.5%
CVS Caremark Corp. 2.9819% 6/1/10 (d)	3,380,000	3,317,220
Food Products - 1.6%
Cargill, Inc. 3.625% 3/4/09 (b)	2,620,000	2,605,205
Kraft Foods, Inc.:
5.625% 11/1/11	5,635,000	5,722,636
6% 2/11/13	2,000,000	2,045,112
		10,372,953
Personal Products - 0.3%
Avon Products, Inc. 4.8% 3/1/13	1,785,000	1,775,743
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Tobacco - 0.7%
Philip Morris International, Inc. 4.875% 5/16/13	$ 5,054,000	$ 5,006,634
TOTAL CONSUMER STAPLES		23,866,696
ENERGY - 9.3%
Energy Equipment & Services - 1.2%
Transocean, Inc. 5.25% 3/15/13	4,945,000	4,932,702
Weatherford International Ltd. 5.15% 3/15/13	3,000,000	2,965,425
		7,898,127
Oil, Gas & Consumable Fuels - 8.1%
Canadian Natural Resources Ltd. 5.15% 2/1/13	3,190,000	3,174,707
Canadian Oil Sands Ltd. 4.8% 8/10/09 (b)	7,390,000	7,395,631
Delek & Avner-Yam Tethys Ltd. 5.326% 8/1/13 (b)	970,639	976,017
Duke Capital LLC 7.5% 10/1/09	680,000	696,618
Duke Energy Field Services:
6.875% 2/1/11	3,394,000	3,496,003
7.875% 8/16/10	1,580,000	1,662,980
EnCana Corp. 6.3% 11/1/11	7,000,000	7,224,721
Enterprise Products Operating LP:
4.625% 10/15/09	5,000,000	4,969,600
5.65% 4/1/13	465,000	466,648
Gulf South Pipeline Co. LP 5.75% 8/15/12 (b)	6,220,000	6,249,197
Nexen, Inc. 5.05% 11/20/13	5,200,000	5,069,085
NGPL PipeCo LLC 6.514% 12/15/12 (b)	3,000,000	3,043,338
Petroleum Export Ltd. 4.633% 6/15/10 (b)	446,222	442,068
Ras Laffan Liquid Natural Gas Co. Ltd. 8.294% 3/15/14 (b)	1,200,000	1,326,964
Rockies Express Pipeline LLC 6.25% 7/15/13 (b)	1,815,000	1,859,709
TEPPCO Partners LP 5.9% 4/15/13	2,315,000	2,317,553
XTO Energy, Inc. 5.9% 8/1/12	2,665,000	2,691,682
		53,062,521
TOTAL ENERGY		60,960,648
FINANCIALS - 36.3%
Capital Markets - 8.9%
Bear Stearns Companies, Inc.:
3.0606% 7/16/09 (d)	3,000,000	2,984,310
3.0963% 1/30/09 (d)	2,000,000	1,996,152
4.245% 1/7/10	1,845,000	1,809,984
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Capital Markets - continued
Bear Stearns Companies, Inc.: - continued
5.35% 2/1/12	$ 3,000,000	$ 2,981,937
5.85% 7/19/10	5,725,000	5,839,849
6.95% 8/10/12	2,345,000	2,435,707
Goldman Sachs Group, Inc.:
5.25% 10/15/13	1,575,000	1,540,452
5.45% 11/1/12	3,310,000	3,296,105
6.6% 1/15/12	6,805,000	7,042,032
6.875% 1/15/11	275,000	285,361
Janus Capital Group, Inc. 5.875% 9/15/11	5,887,000	5,734,026
Lehman Brothers Holdings E-Capital Trust I 3.5888% 8/19/65 (d)	7,970,000	4,943,432
Lehman Brothers Holdings, Inc.:
2.8775% 4/3/09 (d)	3,000,000	2,883,906
2.8894% 1/23/09 (d)	225,000	219,371
5.625% 1/24/13	155,000	144,738
Merrill Lynch & Co., Inc. 6.15% 4/25/13	3,280,000	3,108,243
Morgan Stanley:
3.0913% 1/9/14 (d)	3,250,000	2,811,868
6.6% 4/1/12	5,435,000	5,461,583
Northern Trust Corp. 5.5% 8/15/13	195,000	198,389
The Bank of New York, Inc.:
4.95% 1/14/11	980,000	991,464
4.95% 11/1/12	2,000,000	1,997,472
		58,706,381
Commercial Banks - 5.2%
American Express Centurion Bank 5.2% 11/26/10	1,710,000	1,704,181
ANZ National International Ltd. 6.2% 7/19/13 (b)	740,000	742,337
Bank One Corp. 7.875% 8/1/10	460,000	483,870
Chase Manhattan Corp. 7.875% 6/15/10	1,030,000	1,076,014
DBS Bank Ltd. (Singapore) 3.0269% 5/16/17 (b)(d)	3,675,000	3,379,163
HBOS PLC 6.75% 5/21/18 (b)	900,000	812,831
HSBC Holdings PLC 7.5% 7/15/09	795,000	813,697
Korea Development Bank 5.3% 1/17/13	740,000	736,479
National City Bank, Cleveland 4.5% 3/15/10	1,005,000	864,300
PNC Funding Corp.:
2.9388% 1/31/12 (d)	3,515,000	3,317,963
4.5% 3/10/10	2,695,000	2,695,914
Santander Issuances SA Unipersonal 5.805% 6/20/16 (b)(d)	4,820,000	4,608,426
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
Wachovia Corp. 5.5% 5/1/13	$ 5,000,000	$ 4,590,845
Wells Fargo & Co. 4.2% 1/15/10	2,925,000	2,942,609
Wells Fargo Bank NA, San Francisco 7.55% 6/21/10	5,100,000	5,366,246
		34,134,875
Consumer Finance - 4.7%
Capital One Financial Corp. 2.9756% 9/10/09 (d)	1,995,000	1,853,225
Discover Financial Services 3.3163% 6/11/10 (d)	4,053,000	3,317,676
General Electric Capital Corp.:
4.25% 9/13/10	1,915,000	1,937,963
4.8% 5/1/13	7,300,000	7,218,284
Household Finance Corp. 6.375% 10/15/11	2,830,000	2,855,303
HSBC Finance Corp. 5.25% 1/14/11	2,005,000	2,007,071
Nelnet, Inc.:
5.125% 6/1/10	500,000	461,926
7.4% 9/29/36 (d)	5,260,000	3,512,139
Nissan Motor Acceptance Corp. 4.625% 3/8/10 (b)	3,000,000	3,010,764
SLM Corp.:
2.94% 7/27/09 (d)	435,000	412,253
2.96% 7/26/10 (d)	3,841,000	3,462,231
2.9763% 3/15/11 (d)	75,000	64,876
3.03% 10/25/11 (d)	145,000	120,808
3.1% 1/27/14 (d)	145,000	114,979
Systems 2001 Asset Trust LLC 7.156% 12/15/11 (b)	702,985	729,909
		31,079,407
Diversified Financial Services - 7.7%
Bank of America Corp. 7.8% 2/15/10	5,295,000	5,518,147
CIT Group, Inc.:
5% 2/13/14	730,000	525,637
5.125% 9/30/14	730,000	523,302
Citigroup, Inc.:
5.3% 10/17/12	4,585,000	4,405,557
6.5% 1/18/11	1,305,000	1,339,413
ILFC E-Capital Trust I 5.9% 12/21/65 (b)(d)	8,180,000	5,317,000
International Lease Finance Corp. 6.625% 11/15/13	1,805,000	1,606,957
JPMorgan Chase & Co.:
4.891% 9/1/15 (d)	6,045,000	6,054,279
6.75% 2/1/11	375,000	389,793
Prime Property Funding, Inc.:
5.35% 4/15/12 (b)	4,700,000	4,616,707
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - continued
Prime Property Funding, Inc.: - continued
5.5% 1/15/14 (b)	$ 1,080,000	$ 1,015,245
TIAA Global Markets, Inc. 4.875% 1/12/11 (b)	2,500,000	2,504,818
ZFS Finance USA Trust I 6.15% 12/15/65 (b)(d)	15,990,000	13,679,125
ZFS Finance USA Trust IV 5.88% 5/9/32 (b)(d)	3,845,000	3,262,867
		50,758,847
Insurance - 1.5%
Jackson National Life Global Funding 5.375% 5/8/13 (b)	500,000	493,803
MetLife, Inc. 6.125% 12/1/11	2,620,000	2,678,908
Metropolitan Life Global Funding I 5.125% 4/10/13 (b)	335,000	331,957
Monumental Global Funding II 5.65% 7/14/11 (b)	1,095,000	1,123,333
Monumental Global Funding III 5.5% 4/22/13 (b)	1,465,000	1,451,815
Pacific Life Global Funding 5.15% 4/15/13 (b)	2,335,000	2,336,394
Prudential Financial, Inc. 5.15% 1/15/13	1,525,000	1,495,169
		9,911,379
Real Estate Investment Trusts - 5.4%
AvalonBay Communities, Inc.:
5.5% 1/15/12	440,000	431,066
6.625% 9/15/11	2,300,000	2,329,021
Brandywine Operating Partnership LP 5.625% 12/15/10	4,753,000	4,610,876
Camden Property Trust 4.375% 1/15/10	3,395,000	3,320,161
Colonial Properties Trust:
4.75% 2/1/10	6,711,000	6,561,432
4.8% 4/1/11	185,000	177,109
Developers Diversified Realty Corp. 4.625% 8/1/10	6,583,000	6,389,335
Duke Realty LP:
4.625% 5/15/13	430,000	396,221
5.25% 1/15/10	2,000,000	1,979,426
5.625% 8/15/11	2,440,000	2,388,292
Federal Realty Investment Trust 5.4% 12/1/13	965,000	925,239
Mack-Cali Realty LP:
5.05% 4/15/10	190,000	188,807
7.75% 2/15/11	2,700,000	2,817,806
Reckson Operating Partnership LP 5.15% 1/15/11	365,000	340,804
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Simon Property Group LP:
5% 3/1/12	$ 2,000,000	$ 1,932,768
5.3% 5/30/13	620,000	595,592
		35,383,955
Real Estate Management & Development - 0.1%
ERP Operating LP 5.5% 10/1/12	675,000	647,683
Thrifts & Mortgage Finance - 2.8%
Capmark Financial Group, Inc. 3.4525% 5/10/10 (d)	3,500,000	2,677,731
Countrywide Financial Corp.:
3.0219% 3/24/09 (d)	1,070,000	1,038,618
4.5% 6/15/10	2,985,000	2,812,321
Countrywide Home Loans, Inc.:
5.625% 7/15/09	3,570,000	3,490,236
6.25% 4/15/09	220,000	217,802
Credit Suisse First Boston (New York Branch) 5% 5/15/13	2,169,000	2,112,660
Independence Community Bank Corp. 3.75% 4/1/14 (d)	7,640,000	5,616,821
		17,966,189
TOTAL FINANCIALS		238,588,716
INDUSTRIALS - 5.1%
Aerospace & Defense - 0.2%
BAE Systems Holdings, Inc. 6.4% 12/15/11 (b)	1,275,000	1,324,720
Airlines - 4.0%
American Airlines, Inc. 7.25% 2/5/09	1,600,000	1,568,000
American Airlines, Inc. pass-thru trust certificates:
6.855% 10/15/10	407,210	396,012
6.978% 10/1/12	1,962,940	1,854,978
7.024% 4/15/11	4,465,000	4,286,400
Continental Airlines, Inc. pass-thru trust certificates:
6.32% 11/1/08	7,178,000	7,106,220
6.648% 3/15/19	5,366,950	4,776,585
6.795% 2/2/20	2,033,313	1,575,818
7.056% 3/15/11	960,000	943,200
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - continued
Airlines - continued
Delta Air Lines, Inc. pass-thru trust certificates 7.57% 11/18/10	$ 2,625,000	$ 2,474,063
United Air Lines, Inc. pass-thru trust certificates 6.201% 3/1/10	1,171,712	1,152,672
		26,133,948
Building Products - 0.2%
Masco Corp. 3.0863% 3/12/10 (d)	1,550,000	1,449,380
Industrial Conglomerates - 0.7%
Covidien International Finance SA:
5.15% 10/15/10	2,465,000	2,501,213
5.45% 10/15/12	590,000	599,246
Koninklijke Philips Electronics NV 4.625% 3/11/13	1,260,000	1,246,493
		4,346,952
TOTAL INDUSTRIALS		33,255,000
INFORMATION TECHNOLOGY - 0.8%
Electronic Equipment & Instruments - 0.8%
Tyco Electronics Group SA 6% 10/1/12	5,000,000	4,962,055
MATERIALS - 2.1%
Chemicals - 0.0%
E.I. du Pont de Nemours & Co. 5% 1/15/13	330,000	332,939
Metals & Mining - 1.6%
BHP Billiton Financial USA Ltd. 5.125% 3/29/12	1,945,000	1,958,450
Norilsk Nickel Finance Luxembourg SA 7.125% 9/30/09	5,190,000	5,276,725
Nucor Corp. 5% 6/1/13	1,080,000	1,094,927
Rio Tinto Finance Ltd. 5.875% 7/15/13	2,178,000	2,196,389
		10,526,491
Paper & Forest Products - 0.5%
International Paper Co. 7.4% 6/15/14	2,923,000	2,964,346
TOTAL MATERIALS		13,823,776
TELECOMMUNICATION SERVICES - 8.6%
Diversified Telecommunication Services - 7.0%
British Telecommunications PLC 8.625% 12/15/10	4,742,000	5,090,433
France Telecom SA 7.75% 3/1/11 (a)	6,635,000	7,069,938
Sprint Capital Corp. 7.625% 1/30/11	2,006,000	2,006,000
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Telecom Italia Capital SA:
4% 1/15/10	$ 3,000,000	$ 2,956,434
4.875% 10/1/10	8,035,000	7,989,851
Telefonica Emisiones SAU 3.1213% 2/4/13 (d)	9,630,000	9,077,681
Telefonos de Mexico SA de CV 4.5% 11/19/08	990,000	992,386
Verizon Communications, Inc.:
4.35% 2/15/13	2,755,000	2,688,379
5.25% 4/15/13	800,000	804,114
Verizon New England, Inc. 6.5% 9/15/11	1,105,000	1,139,409
Verizon New York, Inc. 6.875% 4/1/12	6,145,000	6,370,786
		46,185,411
Wireless Telecommunication Services - 1.6%
Vodafone Group PLC:
5.5% 6/15/11	8,385,000	8,530,622
7.75% 2/15/10	1,850,000	1,935,592
		10,466,214
TOTAL TELECOMMUNICATION SERVICES		56,651,625
UTILITIES - 12.4%
Electric Utilities - 6.7%
Alabama Power Co. 4.85% 12/15/12	2,005,000	2,030,201
Appalachian Power Co. 5.65% 8/15/12	5,000,000	4,987,250
EDP Finance BV 5.375% 11/2/12 (b)	4,217,000	4,248,366
Enel Finance International SA 5.7% 1/15/13 (b)	5,000,000	5,101,600
Entergy Corp. 7.75% 12/15/09 (b)	12,500,000	12,965,213
FirstEnergy Corp. 6.45% 11/15/11	5,815,000	5,974,011
Mid-American Energy Co. 5.65% 7/15/12	2,310,000	2,376,544
Oncor Electric Delivery Co. 6.375% 5/1/12	5,150,000	5,216,785
Sierra Pacific Power Co. 5.45% 9/1/13	1,063,000	1,063,000
		43,962,970
Gas Utilities - 1.3%
Texas Eastern Transmission Corp. 7.3% 12/1/10	7,915,000	8,329,010
Independent Power Producers & Energy Traders - 1.4%
Exelon Generation Co. LLC 6.95% 6/15/11	2,500,000	2,596,443
PPL Energy Supply LLC 6.3% 7/15/13	1,400,000	1,416,072
PSEG Power LLC 7.75% 4/15/11	5,000,000	5,279,705
		9,292,220
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Multi-Utilities - 3.0%
Consolidated Edison Co. of New York, Inc.:
Series 2000 B, 7.5% 9/1/10	$ 925,000	$ 984,340
7.5% 9/1/10	1,165,000	1,239,736
Dominion Resources, Inc. 6.3% 9/30/66 (d)	5,750,000	5,223,369
DTE Energy Co. 7.05% 6/1/11	7,770,000	8,077,342
KeySpan Corp. 7.625% 11/15/10	520,000	551,214
MidAmerican Energy Holdings, Co. 5.875% 10/1/12	209,000	214,327
NiSource Finance Corp. 7.875% 11/15/10	3,485,000	3,621,399
		19,911,727
TOTAL UTILITIES		81,495,927
TOTAL NONCONVERTIBLE BONDS (Cost $578,291,389)		561,254,317
U.S. Treasury Obligations - 13.6%

U.S. Treasury Notes:
3.375% 6/30/13	3,630,000	3,681,045
3.375% 7/31/13 (c)	29,264,000	29,672,608
3.5% 5/31/13	33,806,000	34,474,202
4.125% 8/31/12	6,870,000	7,189,345
4.875% 4/30/11	13,850,000	14,692,897
TOTAL U.S. TREASURY OBLIGATIONS (Cost $88,419,868)		89,710,097
Municipal Securities - 0.5%

Florida Hurricane Catastrophe Fund Fin. Corp. Rev. Series 2007 A, 3.2469% 10/15/12 (d) (Cost $3,000,000)	3,000,000	3,000,000
Foreign Government and Government Agency Obligations - 0.3%

United Mexican States 4.625% 10/8/08 (Cost $2,108,177)	2,110,000	2,113,165
Bank Notes - 0.1%

National City Bank, Cleveland 2.7819% 3/1/13 (d) (Cost $497,638)	750,000	464,035
Cash Equivalents - 2.9%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 2.12%, dated 8/29/08 due 9/2/08 (Collateralized by U.S. Government Obligations) # (Cost $18,919,000)	$ 18,923,458	$ 18,919,000
TOTAL INVESTMENT PORTFOLIO - 102.8% (Cost $691,236,072)		675,460,614
NET OTHER ASSETS - (2.8)%		(18,263,933)
NET ASSETS - 100%		$ 657,196,681
Swap Agreements
	Expiration Date	Notional Amount
Credit Default Swaps
Receive from Barclays Bank upon credit event of Ryder System, Inc., par value of the notional amount of Ryder System, Inc. 6.95% 12/1/25, and pay quarterly notional amount multiplied by .91%	June 2013	$ 1,500,000	29,843
Receive from Barclays Bank upon credit event of Ryder System, Inc., par value of the notional amount of Ryder System, Inc. 6.95% 12/1/25, and pay quarterly notional amount multiplied by 1.3%	June 2013	1,600,000	4,016
Receive from Citibank upon credit event of Sara Lee Corp., par value of the notional amount of Sara Lee Corp. 6.125% 11/1/32, and pay quarterly notional amount multiplied by .56%	March 2013	1,600,000	3,354
Receive from Citibank, upon credit event of H.J. Heinz Co., par value of the notional amount of H.J. Heinz Co. 6% 3/15/08, and pay quarterly notional amount multiplied by .50%	March 2013	1,600,000	(633)
Receive from Deutsche Bank upon credit event of Southwest Airlines Co., par value of the notional amount of Southwest Airlines Co. 5.25% 10/1/14, and pay quarterly notional amount multiplied by 1.35%	June 2013	1,900,000	22,062
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued
Receive from Goldman Sachs upon credit event of Cox Communications, Inc., par value of the notional amount of Cox Communications, Inc. 6.8% 8/1/28, and pay quarterly notional amount multiplied by .77%	Sept. 2013	$ 1,100,000	$ (3,827)
Receive from Goldman Sachs upon credit event of CSX Corp., par value of the notional amount of CSX Corp. 5.30% 2/15/14, and pay quarterly notional amount multiplied by 1.18%	March 2013	680,000	5,986
Receive from Goldman Sachs upon credit event of CSX Corp., par value of the notional amount of CSX Corp. 5.30% 2/15/14, and pay quarterly notional amount multiplied by 1.18%	March 2013	680,000	5,986
Receive from Goldman Sachs upon credit event of CSX Corp., par value of the notional amount of CSX Corp. 5.30% 2/15/14, and pay quarterly notional amount multiplied by 1.19%	March 2018	600,000	18,709
Receive from Goldman Sachs upon credit event of CVS Caremark Corp., par value of the notional amount of CVS Caremark Corp. 4.875% 9/15/14, and pay quarterly notional amount multiplied by ..57%	March 2013	1,600,000	(4,408)
Receive from Goldman Sachs upon credit event of Hartford Financial Services Group, Inc., par value of the notional amount of Hartford Financial Services Group, Inc. 4.75% 3/1/14, and pay quarterly notional amount multiplied by 1.65%	Sept. 2013	1,500,000	(10,467)
Receive from Goldman Sachs upon credit event of Johnson & Johnson, par value of the notional amount of Johnson & Johnson 3.8% 5/15/13, and pay quarterly notional amount multiplied by .33%	March 2013	2,500,000	(18,785)
Receive from Lehman Brothers, Inc. upon credit event of CVS Caremark Corp., par value of the notional amount of CVS Caremark Corp. 4.875% 9/15/14, and pay quarterly notional amount multiplied by ..62%	March 2013	2,000,000	(9,884)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive from Merrill Lynch, Inc. upon credit event of Consolidated Edison, Inc., par value of the notional amount of Consolidated Edison, Inc. 3.625% 8/1/08, and pay quarterly notional amount multiplied by .68%

	Sept. 2013	$ 1,900,000	$ (10,868)
Receive quarterly notional amount multiplied by .95% and pay Citibank upon credit event of Rogers Cable, Inc., par value of the notional amount of Rogers Cable, Inc. 5.5% 3/15/14	Sept. 2012	3,900,000	(73,472)
Receive quarterly notional amount multiplied by 1.08% and pay Merrill Lynch, Inc. upon credit event of Southern California Edison Co., par value of the notional amount of Southern California Edison Co. 7.625% 1/15/10	Sept. 2013	1,900,000	(3,168)
Receive quarterly notional amount multiplied by 1.50% and pay Deutsche Bank upon credit event of Time Warner Cable, Inc., par value of the notional amount of Time Warner Cable, Inc. 5.85% 5/1/17	Sept. 2013	753,000	(2,254)
Receive quarterly notional amount multiplied by 1.50% and pay Barclays Bank upon credit event of Time Warner Cable, Inc., par value of the notional amount of Time Warner Cable, Inc. 5.85% 5/1/17	Dec. 2013	1,859,000	1,612
Receive quarterly notional amount multiplied by 1.50% and pay Citibank upon credit event of Time Warner Cable, Inc., par value of the notional amount of Time Warner Cable, Inc. 5.85% 5/1/17	Dec. 2013	1,915,000	1,660
Receive quarterly notional amount multiplied by 1.52% and pay Deutsche Bank upon credit event of Time Warner Cable, Inc., par value of the notional amount of Time Warner Cable, Inc. 5.85% 5/1/17	Sept. 2013	376,000	(1,474)
Receive quarterly notional amount multiplied by 1.62% and pay Goldman Sachs upon credit event of Time Warner Cable, Inc., par value of the notional amount of Time Warner Cable, Inc. 5.85% 5/1/17	Sept. 2013	1,100,000	8,227
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive quarterly notional amount multiplied by 1.63% and pay Bank of America upon credit event of Constellation Energy Group, Inc., par value of the notional amount of Constellation Energy Group, Inc. 4.55% 6/15/15

	Sept. 2013	$ 1,500,000	$ (11,094)
Receive quarterly notional amount multiplied by 1.75% and pay Credit Suisse First Boston upon credit event of Constellation Energy Group, Inc., par value of the notional amount of Constellation Energy Group, Inc. 4.55% 6/15/15	Sept. 2013	770,000	(2,608)
TOTAL CREDIT DEFAULT SWAPS		34,833,000	(51,487)
Interest Rate Swaps
Receive semi-annually a fixed rate equal to 2.5875% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	March 2010	10,000,000	(20,308)
Receive semi-annually a fixed rate equal to 2.7375% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	Feb. 2010	15,000,000	(87,693)
Receive semi-annually a fixed rate equal to 3.0825% and pay quarterly a floating rate based on 3-month LIBOR with Bank of America	Feb. 2011	15,000,000	(138,816)
Receive semi-annually a fixed rate equal to 4.165% and pay quarterly a floating rate based on 3-month LIBOR with Bank of America	Nov. 2009	19,875,000	476,112
Receive semi-annually a fixed rate equal to 4.226% and pay quarterly a floating rate based on 3-month LIBOR with Bank of America	Nov. 2010	19,875,000	561,586
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Interest Rate Swaps - continued
Receive semi-annually a fixed rate equal to 4.815% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	Sept. 2010	$ 23,000,000	$ 1,045,362
Receive semi-annually a fixed rate equal to 5.47% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	July 2010	15,000,000	646,712
TOTAL INTEREST RATE SWAPS		117,750,000	2,482,955
		$ 152,583,000	$ 2,431,468
Legend
(a) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $96,954,522 or 14.8% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$18,919,000 due 9/02/08 at 2.12%
ABN AMRO Bank N.V., New York Branch	$ 548,269
Banc of America Securities LLC	1,482,155
Bank of America, NA	5,482,685
Barclays Capital, Inc.	9,868,804
Greenwich Capital Markets, Inc.	548,269
ING Financial Markets LLC	714,684
RBC Capital Markets Corp.	274,134
$ 18,919,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Ultra-Short Central Fund	$ 41,866
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Ultra-Short Central Fund	$ 50,401,012	$ -	$ 50,464,980	$ -	0.0%
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	81.3%
Canada	3.7%
United Kingdom	3.1%
Luxembourg	2.9%
Spain	2.1%
Italy	1.6%
France	1.1%
Others (individually less than 1%)	4.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2008

Assets
Investment in securities, at value (including repurchase agreements of $18,919,000) - See accompanying schedule: Unaffiliated issuers (cost $691,236,072)		$ 675,460,614
Cash		1,803
Interest receivable		9,256,391
Unrealized appreciation on swap agreements		2,831,227
Total assets		687,550,035

Liabilities
Payable for investments purchased Regular delivery	$ 5,635,962
Delayed delivery	24,314,424
Unrealized depreciation on swap agreements	399,759
Other payables and accrued expenses	3,209
Total liabilities		30,353,354

Net Assets		$ 657,196,681
Net Assets consist of:
Paid in capital		$ 670,540,671
Net unrealized appreciation (depreciation) on investments		(13,343,990)
Net Assets, for 6,720,526 shares outstanding		$ 657,196,681
Net Asset Value, offering price and redemption price per share ($657,196,681 ÷ 6,720,526 shares)		$ 97.79

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended August 31, 2008

Investment Income
Interest		$ 39,487,259
Income from Fidelity Central Funds		41,866
Total income		39,529,125

Expenses
Custodian fees and expenses	$ 14,479
Independent directors' compensation	3,304
Total expenses before reductions	17,783
Expense reductions	(12,851)	4,932
Net investment income		39,524,193
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(6,117,416)
Fidelity Central Funds	(2,578,990)
Swap agreements	2,503,282
Total net realized gain (loss)		(6,193,124)
Change in net unrealized appreciation (depreciation) on: Investment securities	(5,118,356)
Swap agreements	2,719,789
Total change in net unrealized appreciation (depreciation)		(2,398,567)
Net gain (loss)		(8,591,691)
Net increase (decrease) in net assets resulting from operations		$ 30,932,502

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended August 31, 2008	For the period November 6, 2006 (commencement of operations) to August 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 39,524,193	$ 56,916,383
Net realized gain (loss)	(6,193,124)	(1,034,031)
Change in net unrealized appreciation (depreciation)	(2,398,567)	(13,189,465)
Net increase (decrease) in net assets resulting from operations	30,932,502	42,692,887
Distributions to partners from net investment income	(37,439,337)	(55,436,152)
Affiliated share transactions Proceeds from sales of shares	-	160,039,913
Contributions in-kind	-	1,194,466,595
Reinvestment of distributions	37,425,643	11,265,052
Cost of shares redeemed	(302,030,685)	(424,719,737)
Net increase (decrease) in net assets resulting from share transactions	(264,605,042)	941,051,823
Total increase (decrease) in net assets	(271,111,877)	928,308,558

Net Assets
Beginning of period	928,308,558	-
End of period	$ 657,196,681	$ 928,308,558
Other Information Shares
Sold	-	1,598,656
Issued for in-kind contributions	-	11,944,666
Issued in reinvestment of distributions	377,212	113,432
Redeemed	(3,031,592)	(4,281,848)
Net increase (decrease)	(2,654,380)	9,374,906

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended August 31,

2008

2007 H

Selected Per-Share Data
Net asset value, beginning of period	$ 99.02	$ 100.00
Income from Investment Operations
Net investment income D	5.407	4.434
Net realized and unrealized gain (loss)	(1.543)	(1.100)
Total from investment operations	3.864	3.334
Distributions to partners from net investment income	(5.094)	(4.314)
Net asset value, end of period	$ 97.79	$ 99.02
Total Return B, C	3.95%	3.37%
Ratios to Average Net Assets E, I
Expenses before reductions	-% G	-% A, G
Expenses net of fee waivers, if any	-% G	-% A, G
Expenses net of all reductions	-% G	-% A, G
Net investment income	5.44%	5.40% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 657,197	$ 928,309
Portfolio turnover rate F	134%	185% A, J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Amount represents less than .01%.

H For the period November 6, 2006 (commencement of operations) to August 31, 2007.

I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2008

1. Organization.

Fidelity Corporate Bond 1-5 Year Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios II LLC (the LLC) and is authorized to issue an unlimited number of shares. The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company. Each Fund in the LLC is a separate partnership for tax purposes. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds). The Board of Directors may permit the purchase of shares (for cash, securities or other consideration) and admit new Eligible Accredited Investors into each Fund, in accordance with the Partnership Agreement.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Ultra-Short Central Fund	Fidelity Investments Money Management, Inc. (FIMM)	Seeks to obtain a high level of current income consistent with preservation of capital by investing in U.S. dollar denominated money market and investment-grade debt securities.	Futures Repurchase Agreements Restricted Securities Swap Agreements

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

Annual Report

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Directors to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Directors. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 pm Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from other Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Expenses. Most expenses of the LLC can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the LLC. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Partners. No provision has been made for federal income taxes because all income and expenses and gain/loss (realized and unrealized) are allocated daily to the partners, based on their capital balances, for inclusion in their individual income tax returns.

Distributions are declared daily and paid monthly from net investment income on a book basis, except for certain items such as market discount, which are deemed distributed based on allocations to the partners and are reclassified to paid in capital. Due to the Fund's partnership structure, paid in capital includes net realized gain/loss on investments.

The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 5,324,320	|
Unrealized depreciation	(19,906,612)
Net unrealized appreciation (depreciation)	$ (14,582,292)
Cost for federal income tax purposes	$ 690,042,906

New Accounting Pronouncements. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements.

In addition, in March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for reporting periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the effect derivatives have on financial performance.

Annual Report

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The Fund may enter into credit default swaps in which either it or its counterparty act as guarantors. By acting as the guarantor of a swap, a fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value.

Annual Report

Notes to Financial Statements - continued

4. Operating Policies - continued

Swap Agreements - continued

Periodic payments and premiums received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements".

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $348,892,991 and $600,592,661, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with FIMM, FMR pays FIMM a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain exceptions such as interest expense.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligations to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income

Annual Report

7. Security Lending - continued

earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Net income from lending portfolio securities during the period amounted to $18,546.

8. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $3,304.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $9,547.

9. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Subsequent to period end, Lehman Brothers Holdings, Inc. (LBHI) and certain of its affiliates sought protection under the insolvency laws of their jurisdictions of organization, including the United States, the United Kingdom and Japan. During this period, the Fund had outstanding securities trades and other transactions with counterparties affiliated with LBHI, which may include interest rate and credit default swap agreements, and commitments to purchase securities on a delayed delivery or when-issued basis. As a result of these events, LBHI's affiliates are unable to fulfill their commitments and, in certain cases, the Fund may have terminated its trades and related agreements with the relevant entities and, where appropriate, is in the process of initiating claims for damages. FMR believes that the financial impact to the Fund relating to these events is immaterial.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Central Investment Portfolios II LLC and the Shareholders of Fidelity Corporate Bond 1-5 Year Central Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Corporate Bond 1-5 Year Central Fund (a fund of Fidelity Central Investment Portfolios II LLC) at August 31, 2008, the results of its operations for the year then ended, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year then ended and for the period November 6, 2006 (commencement of operations) through August 31, 2007, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Corporate Bond 1-5 Year Central Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2008 by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 23, 2008

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the Fidelity Central Investment Portfolios II LLC and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for Edward C. Johnson 3d and James C. Curvey, each of the Trustees oversees 158 funds advised by FMR or an affiliate. Messrs. Johnson and Curvey oversee 376 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (78)

Year of Election or Appointment: 2007

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007). Mr. Edward C. Johnson 3d and Mr. Arthur E. Johnson are not related.

James C. Curvey (73)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-
present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the Fidelity Central Investment Portfolios II LLC or various entities under common control with FMR. FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Albert R. Gamper, Jr. (66)

Year of Election or Appointment: 2007

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities), a member of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

George H. Heilmeier (72)

Year of Election or Appointment: 2007

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology), Compaq, Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

Arthur E. Johnson (61)

Year of Election or Appointment: 2008

Mr. Johnson serves as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor). In addition, Mr. Johnson serves as a member of the Board of Directors of AGL Resources, Inc. (holding company), and IKON Office Solutions, Inc. (document management systems and services). Mr. Arthur E. Johnson and Mr. Edward C. Johnson 3d are not related.

James H. Keyes (67)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions). Previously, Mr. Keyes served as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (61)

Year of Election or Appointment: 2007

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of McKesson Corporation (healthcare service). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (69)

Year of Election or Appointment: 2007

Mr. Wolfe is Chairman and a Director of Hershey Foods Corporation (2007-present), where prior to his retirement in 2001, he was Chairman and Chief Executive Officer. Mr. Wolfe currently serves as a member of the board of Revlon Inc. (2004-present). Previously, Mr. Wolfe served as a member of the boards of Adelphia Communications Corporation (2003-2006) and Bausch & Lomb, Inc. (1993-2007).

Advisory Board Member and Executive Officers**:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (64)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Central Investment Portfolios II LLC. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

John R. Hebble (50)

Year of Election or Appointment: 2008

President and Treasurer of Corporate Bond 1-5 Year Central Fund. Mr. Hebble also serves as President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2008-present) and is an employee of FMR (2003-present). Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds.

Boyce I. Greer (52)

Year of Election or Appointment: 2006

Vice President of Corporate Bond 1-5 Year Central Fund. Mr. Greer also serves as Vice President of Asset Allocation Funds (2005-present), Fixed-Income Funds (2006-present), and Money Market Funds (2006-
present). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). Mr. Greer is President and a Director of Fidelity Investments Money Management, Inc. (2007-present), and an Executive Vice President of FMR and FMR Co., Inc. (2005-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Dwight D. Churchill (54)

Year of Election or Appointment: 2008

Vice President of Corporate Bond 1-5 Year Central Fund. Mr. Churchill also serves as Vice President of Fidelity's Bond Funds (2008-present). Mr. Churchill is Executive Vice President of FMR (2005-present), FMR Co., Inc. (2005-present) and Fidelity Investments Money Management, Inc. (2008-present). Previously, Mr. Churchill served as Senior Vice President of FMR (1997-2005) and Senior Vice President of Fidelity Investments Money Management, Inc. (2000-2006).

Scott C. Goebel (40)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of Corporate Bond 1-5 Year Central Fund. Mr. Goebel also serves as Secretary and CLO of other Fidelity funds (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present); and Deputy General Counsel of FMR LLC. Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Nancy D. Prior (41)

Year of Election or Appointment: 2008

Assistant Secretary of Corporate Bond 1-5 Year Central Fund. Ms. Prior also serves as Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2008-present) and is an employee of FMR (2002-present).

Holly C. Laurent (54)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of Corporate Bond 1-5 Year Central Fund. Ms. Laurent also serves as AML Officer of other Fidelity funds (2008-present) and is an employee of FMR LLC. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (49)

Year of Election or Appointment: 2008

Chief Financial Officer of Corporate Bond 1-5 Year Central Fund. Ms. Reynolds also serves as Chief Financial Officer of other Fidelity funds (2008-present). Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. She served as Chief Operating Officer of FPCMS from 2007 through July 2008. Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007). Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was an audit partner with PwC's investment management practice.

Michael H. Whitaker (41)

Year of Election or Appointment: 2008

Chief Compliance Officer of Corporate Bond 1-5 Year Central Fund, Commercial Mortgage-Backed Securities Central Fund, Corporate Bond 1-5 Year Central Fund, Corporate Bond 1-10 Year Central Fund, and Mortgage Backed Securities Central Fund. Mr. Whitaker also serves as Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds (2008-present) and is an employee of FMR (2007-
present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Bryan A. Mehrmann (47)

Year of Election or Appointment: 2006

Deputy Treasurer of Corporate Bond 1-5 Year Central Fund. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Robert G. Byrnes (41)

Year of Election or Appointment: 2006

Assistant Treasurer of Corporate Bond 1-5 Year Central Fund. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-
present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Peter L. Lydecker (54)

Year of Election or Appointment: 2006

Assistant Treasurer of Corporate Bond 1-5 Year Central Fund. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004-present) and is an employee of FMR.

Paul M. Murphy (61)

Year of Election or Appointment: 2007

Assistant Treasurer of Corporate Bond 1-5 Year Central Fund. Mr. Murphy also serves as Assistant Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity Funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Gary W. Ryan (50)

Year of Election or Appointment: 2006

Assistant Treasurer of Corporate Bond 1-5 Year Central Fund. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

** FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Corporate Bond 1-5 Year Central Fund

Each year, typically in June, the Board of Directors, including the Independent Directors (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Directors' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Directors with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its June 2008 meeting, the Board of Directors, including the Independent Directors, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant and ultimately reached a determination, with the assistance of fund counsel and Independent Directors' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board also approved amendments to the fund's agreements with foreign sub-advisers to clarify that each sub-adviser provides services as an independent contractor. The Board further approved agreements with foreign sub-advisers Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Japan) Inc., and Fidelity Management & Research (Hong Kong) Limited.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, Fidelity Investments Money Management, Inc., and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Directors also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integrated part of the fixed-income portfolio management investment process.

Annual Report

Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, but did not consider performance to be a material factor in its decision to renew the fund's Advisory Contracts. The Board noted that the fund is designed to offer a liquid investment option for other investment companies and accounts managed by Fidelity Management & Research Company (FMR) or its affiliates and ultimately to enhance the performance of those investment companies and accounts. Based on its review, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered that FMR pays the fund's management fee on behalf of the fund. The Board also noted that FMR bears all expenses of the fund, except expenses related to the fund's investment activities (primarily custody expenses). Based on its review, the Board concluded that the fund's net management fee and total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, as well as the profitability of each fund that invests in this fund.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects. The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities.

Economies of Scale. The Board concluded that the realization of economies of scale was not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends and actions to be taken by FMR to improve certain funds' overall performance; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability and the extent to which portfolio manager compensation is linked to fund performance; (v) Fidelity's fee structures; (vi) the funds' sub-advisory arrangements; and (vii) accounts managed by Fidelity other than the Fidelity funds.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Fidelity® Corporate Bond 1-10 Year Central Fund

Annual Report

August 31, 2008

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are the registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

CB10CEN-ANN-1008
1.833860.101

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2008	Past 1 year	Life of Fund A
Fidelity Corporate Bond 1-10 Year Central Fund	2.88%	3.50%

A From November 6, 2006.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Corporate Bond 1-10 Year Central Fund on November 6, 2006, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers® Credit Intermediate Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from David Prothro, who became sole Portfolio Manager of Fidelity® Corporate Bond 1-10 Year Central Fund on April 1, 2008

Several years of healthy economic growth and a hearty appetite for risk abruptly reversed during the 12-month period ending August 31, 2008, as a meltdown in the subprime mortgage market led to an unnerving credit crisis. In response, bond investors fled from lower-quality debt instruments and flocked to those with an explicit or implicit guarantee from the U.S. government. The investment-grade bond market as a whole, as measured by the Lehman Brothers® U.S. Aggregate Index, rose 5.86% during the past year, while seeing appreciable performance disparity among its constituents. Treasuries did the best, benefiting from their reputation as one of the world's safest investments. The Lehman Brothers U.S. Treasury Index gained 8.65% during the period - one of the highest returns of any domestic or international asset class over the past 12 months. At the opposite end of the spectrum, the asset-backed sector - home to weak-performing subprime debt - had negative results, falling 3.48% according to the Lehman Brothers U.S. Fixed-Rate Asset-Backed Securities Index.

Amid an environment in which bonds that assumed any type of credit risk underperformed U.S. Treasuries by a substantial margin, the fund returned 2.88% for the year, trailing the 3.51% gain of the Lehman Brothers Credit Intermediate Index. The fund lagged its benchmark primarily because the portfolio's beta was moderately higher than the benchmark's beta. However, while the fund assumed somewhat greater market risk than the index, solid overall sector allocations and security selection bolstered results and kept the fund from underperforming by a greater margin. Consistent with the weak performance of the financials sector in general, bonds issued by finance companies, insurance companies and brokerages were the fund's biggest detractors. However, we gradually became more defensive during the period by reducing financials in favor of bonds issued by industrial companies. In addition, an increased allocation to Treasuries - not included in the index
- helped to lessen the portfolio's market risk while creating liquidity for new investment opportunities. Holdings in the communications, energy and utilities sectors aided relative performance, while an overweighted positioning in the transportation industry subtracted from results. Lastly, our relative lack of exposure to the strong-performing government-related sector - which is represented in the index - also dampened returns.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2008 to August 31, 2008).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Annual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value March 1, 2008	Ending Account Value August 31, 2008	Expenses Paid During Period* March 1, 2008 to August 31, 2008
Actual	$ 1,000.00	$ 988.30	$ -
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,025.13	$ .01

* Expenses are equal to the Fund's annualized expense ratio of .0010%; multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.

Quality Diversification (% of fund's net assets)
As of August 31, 2008	As of February 29, 2008
U.S. Government and U.S. Government Agency Obligations 7.1%	U.S. Government and U.S. Government Agency Obligations 5.2%
AAA 1.6%	AAA 0.9%
AA 16.8%	AA 15.5%
A 23.7%	A 25.1%
BBB 46.8%	BBB 47.7%
BB and Below 3.3%	BB and Below 3.5%
Short-Term Investments and Net Other Assets 0.7%	Short-Term Investments and Net Other Assets 2.1%

We have used ratings from Moody's ® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ® ratings. All ratings are as of report date and do not reflect subsequent downgrades. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of August 31, 2008
6 months ago
Years	5.0	5.0

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of August 31, 2008
6 months ago
Years	4.3	4.3

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of August 31, 2008 *		As of February 29, 2008 **
	Corporate Bonds 91.0%		Corporate Bonds 91.4%
	U.S. Government and U.S. Government Agency Obligations 7.1%		U.S. Government and U.S. Government Agency Obligations 5.2%
	Other Investments 1.2%		Other Investments 1.3%
	Short-Term Investments and Net Other Assets 0.7%		Short-Term Investments and Net Other Assets 2.1%
* Foreign investments	19.6%	** Foreign investments	22.3%
* Futures and Swaps	1.0%	** Futures and Swaps	(0.4)%

Annual Report

Investments August 31, 2008

Showing Percentage of Net Assets

Nonconvertible Bonds - 91.0%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 6.4%
Auto Components - 0.8%
DaimlerChrysler NA Holding Corp.:
5.75% 9/8/11	$ 45,785,000	$ 45,957,243
5.875% 3/15/11	17,000,000	17,119,867
		63,077,110
Diversified Consumer Services - 0.5%
Erac USA Finance Co.:
5.8% 10/15/12 (d)	21,690,000	20,216,186
6.375% 10/15/17 (d)	24,264,000	20,554,956
		40,771,142
Hotels, Restaurants & Leisure - 0.2%
McDonald's Corp. 5.35% 3/1/18	19,140,000	18,943,700
Household Durables - 0.8%
Fortune Brands, Inc. 5.125% 1/15/11	34,690,000	34,792,648
Whirlpool Corp. 6.125% 6/15/11	32,155,000	32,637,614
		67,430,262
Media - 3.6%
AOL Time Warner, Inc.:
6.75% 4/15/11	15,400,000	15,759,328
6.875% 5/1/12	19,975,000	20,524,852
Comcast Corp.:
4.95% 6/15/16	15,380,000	14,193,464
5.5% 3/15/11	3,125,000	3,139,409
5.7% 5/15/18	19,200,000	18,245,933
5.85% 1/15/10	500,000	508,192
COX Communications, Inc.:
4.625% 1/15/10	17,520,000	17,400,444
4.625% 6/1/13	46,016,000	44,092,577
Gannett Co., Inc. 3.0106% 5/26/09 (g)	20,025,000	19,774,788
News America, Inc. 4.75% 3/15/10	2,000,000	2,002,600
Thomson Reuters Corp. 5.95% 7/15/13	18,490,000	18,743,479
Time Warner Cable, Inc.:
5.4% 7/2/12	20,000,000	19,847,300
6.2% 7/1/13	5,176,000	5,278,526
6.75% 7/1/18	24,002,000	24,232,131
Time Warner, Inc. 5.875% 11/15/16	50,069,000	47,447,738
Viacom, Inc. 6.125% 10/5/17	11,327,000	10,657,880
		281,848,641
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER DISCRETIONARY - continued
Multiline Retail - 0.5%
Macy's Retail Holdings, Inc. 7.875% 7/15/15	$ 19,200,000	$ 19,348,800
The May Department Stores Co. 4.8% 7/15/09	17,707,000	17,466,096
		36,814,896
TOTAL CONSUMER DISCRETIONARY		508,885,751
CONSUMER STAPLES - 5.1%
Beverages - 0.9%
Diageo Capital PLC:
5.2% 1/30/13	8,490,000	8,589,061
5.75% 10/23/17	38,370,000	38,028,776
FBG Finance Ltd. 5.125% 6/15/15 (d)	24,025,000	22,529,588
		69,147,425
Food & Staples Retailing - 1.2%
CVS Caremark Corp.:
2.9819% 6/1/10 (g)	18,790,000	18,440,995
6.036% 12/10/28 (d)	19,030,281	17,567,994
6.302% 6/1/37 (g)	38,760,000	32,897,550
Wal-Mart Stores, Inc. 5.8% 2/15/18	23,552,000	24,626,748
		93,533,287
Food Products - 1.7%
Cargill, Inc. 6% 11/27/17 (d)	19,433,000	19,214,359
H.J. Heinz Co. 6.428% 12/1/08 (d)(g)	30,405,000	30,572,228
Kraft Foods, Inc.:
5.625% 11/1/11	29,951,000	30,416,798
6% 2/11/13	8,660,000	8,855,335
6.125% 2/1/18	28,758,000	28,243,117
6.5% 8/11/17	18,005,000	18,210,473
		135,512,310
Personal Products - 0.2%
Avon Products, Inc. 4.8% 3/1/13	19,743,000	19,640,613
Tobacco - 1.1%
Philip Morris International, Inc. 4.875% 5/16/13	62,341,000	61,756,740
Reynolds American, Inc. 6.75% 6/15/17	23,945,000	23,553,811
		85,310,551
TOTAL CONSUMER STAPLES		403,144,186
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - 9.6%
Energy Equipment & Services - 1.5%
Noble Drilling Corp. 5.875% 6/1/13	$ 8,870,000	$ 9,035,168
Petronas Capital Ltd. 7% 5/22/12 (d)	42,845,000	45,981,425
Transocean, Inc. 5.25% 3/15/13	28,360,000	28,289,469
Weatherford International Ltd.:
4.95% 10/15/13	14,255,000	13,787,650
5.15% 3/15/13	18,630,000	18,415,289
		115,509,001
Oil, Gas & Consumable Fuels - 8.1%
BW Group Ltd. 6.625% 6/28/17 (d)	24,199,000	21,057,244
Canadian Natural Resources Ltd.:
5.15% 2/1/13	36,810,000	36,633,533
5.7% 5/15/17	9,485,000	9,154,059
Canadian Oil Sands Ltd. 4.8% 8/10/09 (d)	33,730,000	33,755,702
Duke Capital LLC 6.25% 2/15/13	9,495,000	9,807,746
Duke Energy Field Services:
5.375% 10/15/15 (d)	10,000,000	9,495,200
6.875% 2/1/11	18,930,000	19,498,922
7.875% 8/16/10	8,489,000	8,934,834
El Paso Natural Gas Co. 5.95% 4/15/17	7,650,000	7,271,692
Empresa Nacional de Petroleo 6.75% 11/15/12 (d)	13,864,000	14,524,273
Enbridge Energy Partners LP:
5.875% 12/15/16	14,780,000	14,300,241
6.5% 4/15/18	19,410,000	19,389,018
EnCana Holdings Finance Corp. 5.8% 5/1/14	23,635,000	23,538,451
Enterprise Products Operating LP:
4.625% 10/15/09	15,930,000	15,833,146
5.6% 10/15/14	18,700,000	18,359,941
5.65% 4/1/13	5,700,000	5,720,201
Gazstream SA 5.625% 7/22/13 (d)	10,957,601	10,738,449
Gulf South Pipeline Co. LP 5.75% 8/15/12 (d)	32,715,000	32,868,564
Lukoil International Finance BV 6.656% 6/7/22 (d)	10,000,000	8,500,000
Nakilat, Inc. 6.067% 12/31/33 (d)	12,270,000	10,713,796
Nexen, Inc.:
5.05% 11/20/13	31,465,000	30,672,837
5.2% 3/10/15	7,435,000	7,005,554
NGPL PipeCo LLC 6.514% 12/15/12 (d)	29,155,000	29,576,173
Pemex Project Funding Master Trust:
3.2806% 12/3/12 (d)(g)	170,000	165,750
4.0763% 6/15/10 (d)(g)	12,420,000	12,463,470
Plains All American Pipeline LP 7.75% 10/15/12	19,297,000	20,474,117
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Ras Laffan Liquid Natural Gas Co. Ltd. 8.294% 3/15/14 (d)	$ 24,445,000	$ 27,031,354
Ras Laffan Liquid Natural Gas Co. Ltd. III 5.832% 9/30/16 (d)	10,990,000	10,776,025
Rockies Express Pipeline LLC 6.25% 7/15/13 (d)	22,258,000	22,806,281
Source Gas LLC 5.9% 4/1/17 (d)	29,000,000	26,930,618
Suncor Energy, Inc. 6.1% 6/1/18	10,030,000	9,960,643
TEPPCO Partners LP 5.9% 4/15/13	26,505,000	26,534,235
Texas Eastern Transmission LP 6% 9/15/17 (d)	13,170,000	12,847,335
TransCanada PipeLines Ltd. 6.35% 5/15/67 (g)	19,400,000	16,172,267
XTO Energy, Inc.:
5% 1/31/15	14,316,000	13,527,231
5.65% 4/1/16	9,820,000	9,469,917
5.9% 8/1/12	36,435,000	36,799,787
		643,308,606
TOTAL ENERGY		758,817,607
FINANCIALS - 43.6%
Capital Markets - 11.5%
American Capital Strategies Ltd. 6.85% 8/1/12	33,395,000	30,661,419
Bear Stearns Companies, Inc.:
2.9013% 8/21/09 (g)	9,575,000	9,501,675
2.9306% 10/22/10 (g)	19,146,000	18,778,359
2.9469% 9/9/09 (g)	10,400,000	10,332,650
3.0606% 7/16/09 (g)	4,708,000	4,683,377
3.0963% 1/30/09 (g)	32,850,000	32,786,797
3.25% 3/25/09	5,616,000	5,599,057
4.245% 1/7/10	9,960,000	9,770,969
4.5% 10/28/10	15,000,000	14,964,795
5.3% 10/30/15	9,575,000	8,979,368
5.85% 7/19/10	30,840,000	31,458,681
6.95% 8/10/12	11,050,000	11,477,425
BlackRock, Inc. 6.25% 9/15/17	33,450,000	32,853,988
Goldman Sachs Group, Inc.:
5.25% 10/15/13	48,310,000	47,250,320
5.45% 11/1/12	27,065,000	26,951,381
5.95% 1/18/18	24,733,000	23,397,542
6.15% 4/1/18	29,630,000	28,343,080
6.6% 1/15/12	33,200,000	34,356,422
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Capital Markets - continued
Goldman Sachs Group, Inc.: - continued
6.875% 1/15/11	$ 2,230,000	$ 2,314,022
Janus Capital Group, Inc.:
5.875% 9/15/11	19,633,000	19,122,836
6.25% 6/15/12	34,140,000	33,065,102
6.7% 6/15/17	4,770,000	4,366,520
Lazard Group LLC:
6.85% 6/15/17	23,854,000	20,509,407
7.125% 5/15/15	11,265,000	10,275,933
Lehman Brothers Holdings E-Capital Trust I 3.5888% 8/19/65 (g)	50,105,000	31,077,877
Lehman Brothers Holdings, Inc.:
2.8775% 4/3/09 (g)	9,684,000	9,309,249
2.8894% 1/23/09 (g)	1,825,000	1,779,342
3.0181% 1/12/12 (g)	10,000,000	8,586,300
4.25% 1/27/10	14,363,000	13,820,079
5% 1/14/11	2,395,000	2,293,802
5.625% 1/24/13	1,765,000	1,648,146
5.75% 7/18/11	4,355,000	4,137,834
6.2% 9/26/14	32,364,000	30,316,718
6.75% 12/28/17	11,252,000	10,091,424
Merrill Lynch & Co., Inc.:
5.45% 2/5/13	14,785,000	13,788,994
6.15% 4/25/13	26,600,000	25,207,091
6.875% 4/25/18	4,175,000	3,845,213
Morgan Stanley:
3.0913% 1/9/14 (g)	40,930,000	35,412,227
4.75% 4/1/14	6,500,000	5,707,156
5.05% 1/21/11	24,915,000	24,678,806
6.6% 4/1/12	66,565,000	66,890,569
6.625% 4/1/18	47,997,000	44,595,117
Northern Trust Corp. 5.5% 8/15/13	2,330,000	2,370,488
Scotland International Finance No. 2 BV 7.7% 8/15/10 (d)	8,000,000	8,363,696
The Bank of New York, Inc. 4.95% 11/1/12	38,380,000	38,331,488
UBS AG Stamford Branch:
5.75% 4/25/18	33,590,000	32,157,353
5.875% 12/20/17	24,440,000	23,825,676
		910,035,770
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - 6.9%
American Express Bank FSB:
5.5% 4/16/13	$ 23,976,000	$ 22,707,166
6% 9/13/17	5,080,000	4,666,971
ANZ National International Ltd. 6.2% 7/19/13 (d)	8,990,000	9,018,390
Bank of America NA 5.3% 3/15/17	12,538,000	11,377,508
Bank One Corp.:
5.25% 1/30/13	7,610,000	7,441,895
7.875% 8/1/10	5,655,000	5,948,449
BB&T Corp. 6.5% 8/1/11	10,170,000	10,210,110
Chase Manhattan Corp. 7.875% 6/15/10	12,705,000	13,272,583
Credit Suisse First Boston 6% 2/15/18	22,440,000	21,530,125
DBS Bank Ltd. (Singapore) 3.0269% 5/16/17 (d)(g)	40,825,000	37,538,588
Export-Import Bank of Korea:
4.125% 2/10/09 (d)	2,670,000	2,667,741
5.125% 2/14/11	23,895,000	23,928,453
5.25% 2/10/14 (d)	4,620,000	4,498,208
5.5% 10/17/12	18,460,000	18,396,996
Fifth Third Bancorp:
4.5% 6/1/18	1,010,000	667,445
8.25% 3/1/38	15,871,000	11,942,896
HBOS PLC 6.75% 5/21/18 (d)	10,665,000	9,632,041
JPMorgan Chase Bank 6% 10/1/17	17,144,000	16,595,323
KeyBank NA:
5.8% 7/1/14	9,160,000	7,208,572
7% 2/1/11	9,195,000	8,548,490
Korea Development Bank:
3.875% 3/2/09	29,280,000	29,174,446
4.625% 9/16/10	15,000,000	14,989,095
4.75% 7/20/09	7,670,000	7,691,714
5.3% 1/17/13	8,525,000	8,484,438
National City Bank, Cleveland 4.5% 3/15/10	12,114,000	10,418,040
Northern Trust Co. 6.5% 8/15/18	4,250,000	4,387,951
PNC Funding Corp.:
2.9388% 1/31/12 (g)	20,275,000	19,138,465
7.5% 11/1/09	16,580,000	17,040,443
Rabobank Capital Funding Trust II 5.26% (d)(g)	4,655,000	4,286,217
Santander Issuances SA Unipersonal 5.805% 6/20/16 (d)(g)	34,405,000	32,894,793
Standard Chartered Bank 6.4% 9/26/17 (d)	35,790,000	33,874,233
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
UniCredit Luxembourg Finance SA 5.584% 1/13/17 (d)(g)	$ 24,000,000	$ 22,775,280
Union Planters Corp. 7.75% 3/1/11	7,500,000	7,408,583
UnionBanCal Corp. 5.25% 12/16/13	5,420,000	5,116,903
Wachovia Bank NA 4.875% 2/1/15	11,520,000	9,850,245
Wachovia Corp.:
5.625% 10/15/16	27,816,000	22,964,611
5.75% 6/15/17	24,000,000	20,420,328
Wells Fargo & Co. 4.2% 1/15/10	21,560,000	21,689,791
Wells Fargo Bank NA, San Francisco 6.45% 2/1/11	4,750,000	4,972,276
		545,375,802
Consumer Finance - 4.2%
American Express Credit Corp. 5.875% 5/2/13	4,770,000	4,586,617
Capital One Financial Corp. 2.9756% 9/10/09 (g)	26,815,000	24,909,392
Discover Financial Services 3.3163% 6/11/10 (g)	32,911,000	26,940,056
General Electric Capital Corp.:
4.8% 5/1/13	47,700,000	47,166,046
5.625% 9/15/17	11,560,000	11,298,709
5.625% 5/1/18	47,950,000	46,617,997
Household Finance Corp.:
6.375% 10/15/11	15,220,000	15,356,082
7% 5/15/12	3,830,000	3,964,345
HSBC Finance Corp.:
5.25% 1/14/11	10,705,000	10,716,058
5.25% 1/15/14	8,625,000	8,400,008
MBNA America Bank NA 7.125% 11/15/12	5,675,000	5,957,218
MBNA Corp. 7.5% 3/15/12	13,160,000	13,945,231
Nelnet, Inc. 7.4% 9/29/36 (g)	22,000,000	14,689,554
Nissan Motor Acceptance Corp. 4.625% 3/8/10 (d)	34,740,000	34,864,647
ORIX Corp. 5.48% 11/22/11	3,150,000	2,964,550
SLM Corp.:
2.96% 7/26/10 (g)	14,959,000	13,483,863
2.9763% 3/15/11 (g)	915,000	791,484
3% 1/26/09 (g)	6,135,000	5,976,423
4% 1/15/09	10,000,000	9,924,700
4.5% 7/26/10	24,850,000	22,607,238
Systems 2001 Asset Trust LLC 7.156% 12/15/11 (d)	3,715,778	3,858,088
		329,018,306
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - 6.3%
Bank of America Corp.:
7.4% 1/15/11	$ 80,500,000	$ 84,287,686
7.8% 2/15/10	3,305,000	3,444,283
BTM Curacao Holding NV 3.1288% 12/19/16 (d)(g)	3,800,000	3,466,105
CIT Group, Inc.:
5% 2/13/14	8,900,000	6,408,454
5.125% 9/30/14	8,900,000	6,379,983
Citigroup, Inc.:
5.3% 10/17/12	55,590,000	53,414,374
6.5% 1/18/11	10,699,000	10,981,133
GlaxoSmithKline Capital, Inc. 5.65% 5/15/18	23,998,000	24,066,730
ILFC E-Capital Trust I 5.9% 12/21/65 (d)(g)	36,320,000	23,608,000
International Lease Finance Corp.:
4.375% 11/1/09	21,415,000	20,567,651
5.4% 2/15/12	23,440,000	20,809,423
5.625% 9/15/10	23,880,000	22,635,040
6.625% 11/15/13	22,265,000	19,822,106
JPMorgan Chase & Co.:
4.891% 9/1/15 (g)	22,330,000	22,364,277
5.6% 6/1/11	25,329,000	26,004,069
5.75% 1/2/13	18,142,000	18,131,097
6.75% 2/1/11	3,075,000	3,196,306
Mizuho Financial Group Cayman Ltd. 5.79% 4/15/14 (d)	10,290,000	10,310,498
Prime Property Funding, Inc.:
5.125% 6/1/15 (d)	8,920,000	7,909,409
5.5% 1/15/14 (d)	5,685,000	5,344,139
5.7% 4/15/17 (d)	13,880,000	12,253,778
TransCapitalInvest Ltd. 5.67% 3/5/14 (d)	26,500,000	24,216,575
ZFS Finance USA Trust I 6.15% 12/15/65 (d)(g)	19,010,000	16,262,675
ZFS Finance USA Trust II 6.45% 12/15/65 (d)(g)	40,985,000	36,129,753
ZFS Finance USA Trust IV 5.88% 5/9/32 (d)(g)	20,465,000	17,366,599
		499,380,143
Insurance - 3.9%
American International Group, Inc. 5.85% 1/16/18	9,590,000	8,074,770
Assurant, Inc.:
5.625% 2/15/14	15,645,000	14,457,357
6.75% 2/15/34	16,093,000	13,291,450
Axis Capital Holdings Ltd. 5.75% 12/1/14	4,570,000	4,196,997
Genworth Financial, Inc. 5.65% 6/15/12	14,295,000	13,435,227
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Insurance - continued
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (d)(g)	$ 12,198,000	$ 9,901,019
Jackson National Life Global Funding 5.375% 5/8/13 (d)	6,160,000	6,083,653
MetLife, Inc. 6.125% 12/1/11	16,200,000	16,564,241
Metropolitan Life Global Funding I:
4.625% 8/19/10 (d)	27,000,000	27,273,510
5.125% 4/10/13 (d)	4,575,000	4,533,436
Monumental Global Funding II 5.65% 7/14/11 (d)	13,520,000	13,869,830
Monumental Global Funding III 5.5% 4/22/13 (d)	18,020,000	17,857,820
Pacific Life Global Funding 5.15% 4/15/13 (d)	27,705,000	27,721,540
Prudential Financial, Inc.:
5.15% 1/15/13	17,730,000	17,383,183
8.875% 6/15/68 (g)	24,320,000	22,826,071
QBE Insurance Group Ltd. 5.647% 7/1/23 (d)(g)	27,351,000	27,149,642
Symetra Financial Corp. 6.125% 4/1/16 (d)	42,400,000	36,904,833
The Chubb Corp. 6.375% 3/29/67 (g)	15,022,000	13,296,828
The St. Paul Travelers Companies, Inc.:
6.38% 12/15/08	2,200,000	2,213,730
8.125% 4/15/10	10,225,000	10,716,107
		307,751,244
Real Estate Investment Trusts - 7.8%
AMB Property LP 5.9% 8/15/13	21,115,000	20,643,608
Arden Realty LP 5.2% 9/1/11	10,960,000	11,076,801
AvalonBay Communities, Inc.:
5.5% 1/15/12	19,590,000	19,192,225
6.625% 9/15/11	2,600,000	2,632,807
Brandywine Operating Partnership LP:
4.5% 11/1/09	26,690,000	26,010,686
5.625% 12/15/10	33,380,000	32,381,871
5.75% 4/1/12	15,206,000	14,425,248
BRE Properties, Inc.:
4.875% 5/15/10	21,140,000	20,792,522
5.75% 9/1/09	5,000,000	5,010,015
Camden Property Trust:
4.375% 1/15/10	12,100,000	11,833,268
5.375% 12/15/13	5,370,000	4,997,746
5.875% 11/30/12	24,210,000	23,481,594
Colonial Properties Trust:
4.75% 2/1/10	50,894,000	49,759,725
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Colonial Properties Trust: - continued
5.5% 10/1/15	$ 27,155,000	$ 24,106,037
6.25% 6/15/14	3,000,000	2,818,425
CPG Partners LP 6% 1/15/13	8,325,000	8,180,312
Developers Diversified Realty Corp.:
3.875% 1/30/09	16,715,000	16,501,549
4.625% 8/1/10	24,655,000	23,929,675
5% 5/3/10	18,340,000	17,912,971
5.25% 4/15/11	19,905,000	19,165,410
5.375% 10/15/12	10,520,000	9,782,979
Duke Realty LP:
4.625% 5/15/13	5,130,000	4,727,008
5.25% 1/15/10	3,710,000	3,671,835
5.4% 8/15/14	4,520,000	4,141,242
5.625% 8/15/11	24,200,000	23,687,154
5.875% 8/15/12	935,000	920,007
Equity One, Inc.:
6% 9/15/17	6,985,000	5,839,467
6.25% 1/15/17	4,040,000	3,527,122
Federal Realty Investment Trust:
5.4% 12/1/13	3,380,000	3,240,734
6% 7/15/12	24,000,000	23,339,496
6.2% 1/15/17	5,075,000	4,736,985
Hospitality Properties Trust 5.625% 3/15/17	9,820,000	7,613,142
HRPT Properties Trust:
5.75% 11/1/15	7,280,000	6,462,602
6.25% 6/15/17	10,085,000	8,927,474
6.65% 1/15/18	5,055,000	4,547,756
Liberty Property LP:
5.125% 3/2/15	6,940,000	6,072,896
5.5% 12/15/16	12,165,000	10,550,473
Mack-Cali Realty LP:
5.05% 4/15/10	5,675,000	5,639,361
7.25% 3/15/09	23,865,000	24,076,683
7.75% 2/15/11	7,985,000	8,333,402
Reckson Operating Partnership LP 5.15% 1/15/11	1,935,000	1,806,729
Simon Property Group LP:
4.6% 6/15/10	8,970,000	8,883,377
4.875% 8/15/10	5,520,000	5,429,996
5% 3/1/12	2,971,000	2,871,127
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Simon Property Group LP: - continued
5.375% 6/1/11	$ 5,080,000	$ 5,059,639
5.6% 9/1/11	22,240,000	22,226,500
5.75% 5/1/12	10,365,000	10,252,281
7.75% 1/20/11	6,720,000	7,006,608
Tanger Properties LP 6.15% 11/15/15	200,000	188,513
Washington (REIT) 5.95% 6/15/11	29,760,000	28,918,625
		617,333,708
Real Estate Management & Development - 0.8%
ERP Operating LP 5.5% 10/1/12	3,620,000	3,473,499
Post Apartment Homes LP:
5.45% 6/1/12	11,090,000	10,553,932
6.3% 6/1/13	19,615,000	19,000,815
Regency Centers LP:
4.95% 4/15/14	5,000,000	4,586,360
5.25% 8/1/15	17,455,000	16,063,679
5.875% 6/15/17	8,640,000	7,876,155
		61,554,440
Thrifts & Mortgage Finance - 2.2%
Capmark Financial Group, Inc. 5.875% 5/10/12	48,940,000	31,583,233
Countrywide Financial Corp.:
3.0219% 3/24/09 (g)	18,885,000	18,331,122
4.5% 6/15/10	3,920,000	3,693,232
5.8% 6/7/12	13,605,000	12,314,566
Countrywide Home Loans, Inc.:
4.125% 9/15/09	30,550,000	29,259,599
6.25% 4/15/09	4,970,000	4,920,355
Credit Suisse First Boston (New York Branch) 5% 5/15/13	26,675,000	25,982,117
Independence Community Bank Corp.:
3.75% 4/1/14 (g)	34,515,000	25,374,945
4.8625% 6/20/13 (g)	3,030,000	2,286,889
4.9% 9/23/10	21,280,000	18,896,214
		172,642,272
TOTAL FINANCIALS		3,443,091,685
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - 1.9%
Biotechnology - 0.6%
Amgen, Inc. 5.85% 6/1/17	$ 48,375,000	$ 48,632,742
Health Care Equipment & Supplies - 0.2%
Boston Scientific Corp. 6% 6/15/11	10,609,000	10,529,433
Health Care Providers & Services - 0.7%
Coventry Health Care, Inc.:
5.95% 3/15/17	14,300,000	12,568,170
6.3% 8/15/14	29,610,000	27,881,398
UnitedHealth Group, Inc. 3.75% 2/10/09	17,550,000	17,442,524
		57,892,092
Pharmaceuticals - 0.4%
Bristol-Myers Squibb Co. 5.45% 5/1/18	23,995,000	23,921,863
Teva Pharmaceutical Finance LLC 5.55% 2/1/16	7,840,000	7,615,502
		31,537,365
TOTAL HEALTH CARE		148,591,632
INDUSTRIALS - 4.2%
Aerospace & Defense - 0.4%
BAE Systems Holdings, Inc.:
4.75% 8/15/10 (d)	21,605,000	21,982,050
6.4% 12/15/11 (d)	6,693,000	6,954,000
		28,936,050
Airlines - 2.6%
American Airlines, Inc. 7.25% 2/5/09	13,307,000	13,040,860
American Airlines, Inc. pass-thru trust certificates:
6.855% 10/15/10	847,014	823,721
6.978% 10/1/12	4,597,725	4,344,850
7.024% 4/15/11	23,155,000	22,228,800
7.858% 4/1/13	44,460,000	40,236,300
Continental Airlines, Inc. pass-thru trust certificates:
6.648% 3/15/19	26,959,104	23,993,603
6.795% 2/2/20	882,620	684,030
6.82% 5/1/18	1,812,226	1,567,576
6.9% 7/2/19	7,348,962	6,503,832
7.056% 3/15/11	14,391,000	14,139,158
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22	3,183,457	2,610,434
7.57% 11/18/10	27,629,000	26,040,333
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - continued
Airlines - continued
U.S. Airways pass-thru trust certificates:
6.85% 7/30/19	$ 18,562,964	$ 16,149,779
8.36% 7/20/20	12,639,906	11,502,314
United Air Lines, Inc. pass-thru trust certificates:
Class 1A, 6.636% 7/2/22	4,733,507	3,763,138
6.071% 9/1/14	5,139,456	5,055,940
6.201% 3/1/10	3,276,984	3,223,733
6.602% 9/1/13	9,261,576	9,134,229
		205,042,630
Building Products - 0.1%
Masco Corp. 3.0863% 3/12/10 (g)	8,910,000	8,331,598
Commercial Services & Supplies - 0.0%
R.R. Donnelley & Sons Co. 5.5% 5/15/15	2,580,000	2,375,705
Industrial Conglomerates - 1.0%
Covidien International Finance SA:
5.15% 10/15/10	20,685,000	20,988,883
5.45% 10/15/12	5,060,000	5,139,295
6% 10/15/17	23,970,000	24,297,095
General Electric Co. 5.25% 12/6/17	17,265,000	16,685,518
Koninklijke Philips Electronics NV 4.625% 3/11/13	15,075,000	14,913,396
		82,024,187
Machinery - 0.1%
Atlas Copco AB 5.6% 5/22/17 (d)	5,000,000	4,860,645
Road & Rail - 0.0%
Canadian National Railway Co. 5.85% 11/15/17	2,830,000	2,901,715
TOTAL INDUSTRIALS		334,472,530
INFORMATION TECHNOLOGY - 1.5%
Electronic Equipment & Instruments - 0.9%
Tyco Electronics Group SA:
5.95% 1/15/14	24,139,000	24,112,833
6% 10/1/12	31,725,000	31,484,239
6.55% 10/1/17	19,311,000	19,369,879
		74,966,951
Office Electronics - 0.2%
Xerox Corp. 5.5% 5/15/12	13,106,000	13,017,652
Nonconvertible Bonds - continued
	Principal Amount	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 0.4%
Chartered Semiconductor Manufacturing Ltd. 5.75% 8/3/10	$ 16,350,000	$ 15,560,786
National Semiconductor Corp. 6.15% 6/15/12	12,140,000	12,390,533
		27,951,319
TOTAL INFORMATION TECHNOLOGY		115,935,922
MATERIALS - 2.7%
Chemicals - 0.1%
Dow Chemical Co. 5.7% 5/15/18	4,565,000	4,364,733
E.I. du Pont de Nemours & Co. 5% 1/15/13	3,860,000	3,894,381
		8,259,114
Construction Materials - 0.1%
CRH America, Inc. 6% 9/30/16	15,000,000	13,395,600
Containers & Packaging - 0.4%
Pactiv Corp.:
5.875% 7/15/12	14,020,000	13,996,615
6.4% 1/15/18	14,310,000	14,106,870
Sealed Air Corp. 6.95% 5/15/09 (d)	5,315,000	5,035,963
		33,139,448
Metals & Mining - 1.6%
BHP Billiton Financial USA Ltd. 5.125% 3/29/12	16,165,000	16,276,781
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (d)	16,380,000	17,356,117
Nucor Corp. 5% 6/1/13	13,360,000	13,544,649
Rio Tinto Finance Ltd.:
5.875% 7/15/13	26,710,000	26,935,513
6.5% 7/15/18	19,200,000	19,317,389
United States Steel Corp. 5.65% 6/1/13	12,140,000	11,858,267
Vale Overseas Ltd. 6.25% 1/23/17	19,000,000	19,005,757
		124,294,473
Paper & Forest Products - 0.5%
International Paper Co.:
5.85% 10/30/12	1,216,000	1,165,349
7.4% 6/15/14	35,583,000	36,086,322
		37,251,671
TOTAL MATERIALS		216,340,306
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - 6.8%
Diversified Telecommunication Services - 5.4%
AT&T Broadband Corp. 8.375% 3/15/13	$ 21,152,000	$ 23,363,251
British Telecommunications PLC 8.625% 12/15/10	22,235,000	23,868,783
Deutsche Telekom International Finance BV:
5.25% 7/22/13	20,035,000	19,552,577
6.75% 8/20/18	10,000,000	9,996,730
KT Corp. 5.875% 6/24/14 (d)	8,420,000	8,382,817
SBC Communications, Inc.:
5.1% 9/15/14	17,750,000	17,555,851
5.875% 2/1/12	22,365,000	23,025,148
5.875% 8/15/12	8,000,000	8,270,232
Sprint Capital Corp. 7.625% 1/30/11	13,750,000	13,750,000
Telecom Italia Capital SA:
4% 1/15/10	30,045,000	29,608,687
4.95% 9/30/14	26,251,000	23,788,525
5.25% 10/1/15	21,407,000	19,294,493
6.999% 6/4/18	9,670,000	9,458,749
Telefonica Emisiones SAU:
3.1213% 2/4/13 (g)	32,370,000	30,513,451
6.421% 6/20/16	9,505,000	9,565,708
Telefonos de Mexico SA de CV 4.75% 1/27/10	50,755,000	51,024,560
Verizon Communications, Inc.:
5.25% 4/15/13	33,100,000	33,270,233
6.1% 4/15/18	10,675,000	10,648,067
Verizon Global Funding Corp. 7.25% 12/1/10	22,430,000	23,772,391
Verizon New England, Inc. 6.5% 9/15/11	7,290,000	7,517,003
Verizon New York, Inc. 6.875% 4/1/12	23,384,000	24,243,198
		420,470,454
Wireless Telecommunication Services - 1.4%
America Movil SAB de CV:
4.125% 3/1/09	9,945,000	9,947,476
5.625% 11/15/17	34,007,000	32,962,883
Sprint Nextel Corp. 6% 12/1/16	8,672,000	7,913,200
Vodafone Group PLC:
5% 12/16/13	18,790,000	18,512,998
5.5% 6/15/11	26,770,000	27,234,915
7.75% 2/15/10	15,120,000	15,819,542
		112,391,014
TOTAL TELECOMMUNICATION SERVICES		532,861,468
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - 9.2%
Electric Utilities - 5.1%
Alabama Power Co. 4.85% 12/15/12	$ 23,280,000	$ 23,572,606
AmerenUE 6.4% 6/15/17	24,445,000	24,257,776
Cleveland Electric Illuminating Co. 5.65% 12/15/13	37,155,000	36,698,625
Commonwealth Edison Co. 5.4% 12/15/11	14,258,000	14,413,683
EDP Finance BV:
5.375% 11/2/12 (d)	20,413,000	20,564,832
6% 2/2/18 (d)	30,000,000	29,756,010
Enel Finance International SA 5.7% 1/15/13 (d)	10,125,000	10,330,740
Exelon Corp.:
4.9% 6/15/15	26,185,000	24,233,772
6.75% 5/1/11	5,441,000	5,603,572
FirstEnergy Corp. 6.45% 11/15/11	16,146,000	16,587,512
Illinois Power Co. 6.125% 11/15/17	3,405,000	3,252,899
Nevada Power Co. 6.5% 8/1/18	12,850,000	13,070,416
Oncor Electric Delivery Co. 6.375% 5/1/12	23,200,000	23,500,858
Pennsylvania Electric Co. 6.05% 9/1/17	6,255,000	6,039,184
Pepco Holdings, Inc.:
4% 5/15/10	18,255,000	18,015,129
6.125% 6/1/17	9,817,000	9,532,543
6.45% 8/15/12	30,525,000	31,137,301
PPL Capital Funding, Inc. 6.7% 3/30/67 (g)	46,775,000	39,414,392
Progress Energy, Inc. 7.1% 3/1/11	27,698,000	28,997,175
Sierra Pacific Power Co. 5.45% 9/1/13	12,763,000	12,763,000
West Penn Power Co. 5.95% 12/15/17 (d)	7,500,000	7,439,175
		399,181,200
Gas Utilities - 0.4%
Southern Natural Gas Co. 5.9% 4/1/17 (d)	3,615,000	3,425,278
Texas Eastern Transmission Corp. 7.3% 12/1/10	25,370,000	26,697,029
		30,122,307
Independent Power Producers & Energy Traders - 0.6%
Constellation Energy Group, Inc. 7% 4/1/12	22,367,000	22,951,562
Duke Capital LLC 5.668% 8/15/14	16,820,000	16,488,898
Exelon Generation Co. LLC 5.35% 1/15/14	12,500,000	12,067,813
		51,508,273
Multi-Utilities - 3.1%
CenterPoint Energy, Inc. 5.95% 2/1/17	14,630,000	13,652,584
Dominion Resources, Inc.:
4.75% 12/15/10	32,170,000	32,297,490
6.3% 9/30/66 (g)	32,660,000	29,668,736
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Multi-Utilities - continued
Dominion Resources, Inc.: - continued
7.5% 6/30/66 (g)	$ 40,900,000	$ 36,834,376
DTE Energy Co. 7.05% 6/1/11	8,050,000	8,368,418
KeySpan Corp. 7.625% 11/15/10	4,045,000	4,287,809
MidAmerican Energy Holdings, Co. 5.875% 10/1/12	23,900,000	24,509,115
National Grid PLC 6.3% 8/1/16	12,085,000	11,999,680
NiSource Finance Corp.:
5.4% 7/15/14	11,024,000	10,408,100
5.45% 9/15/20	1,620,000	1,383,307
6.4% 3/15/18	12,660,000	12,090,882
7.875% 11/15/10	8,360,000	8,687,202
Wisconsin Energy Corp. 6.25% 5/15/67 (g)	50,505,000	41,803,898
WPS Resources Corp. 6.11% 12/1/66 (g)	7,220,000	5,871,990
		241,863,587
TOTAL UTILITIES		722,675,367
TOTAL NONCONVERTIBLE BONDS (Cost $7,430,480,897)		7,184,816,454
U.S. Treasury Obligations - 7.1%

U.S. Treasury Notes:
3.375% 6/30/13	6,690,000	6,784,075
3.375% 7/31/13 (c)(e)	160,575,000	162,829,496
3.875% 5/15/18 (c)	231,620,000	232,977,048
4.75% 8/15/17 (f)	144,524,000	155,679,519
TOTAL U.S. TREASURY OBLIGATIONS (Cost $552,581,441)		558,270,138
Foreign Government and Government Agency Obligations - 0.5%

Chilean Republic 7.125% 1/11/12	24,915,000	27,437,644
Israeli State 4.625% 6/15/13	5,650,000	5,596,325
United Mexican States 4.625% 10/8/08	5,540,000	5,548,310
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $36,426,646)		38,582,279
Supranational Obligations - 0.1%
	Principal Amount	Value
Corporacion Andina de Fomento:
5.2% 5/21/13	$ 3,560,000	$ 3,519,936
6.875% 3/15/12	5,970,000	6,264,715
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $9,449,281)		9,784,651
Bank Notes - 0.1%

National City Bank, Cleveland 2.7819% 3/1/13 (g) (Cost $5,308,134)	8,000,000	4,949,710
Preferred Securities - 0.6%

FINANCIALS - 0.6%
Diversified Financial Services - 0.6%
ING Groep NV 5.775% (b)(g)	8,610,000	7,200,251
MUFG Capital Finance 1 Ltd. 6.346% (g)	51,670,000	43,175,839

TOTAL PREFERRED SECURITIES (Cost $60,125,037)		50,376,090
Cash Equivalents - 3.4%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at:
2.12%, dated 8/29/08 due 9/2/08 (Collateralized by U.S. Government Obligations) #	$ 72,146,996	$ 72,130,000
2.14%, dated 8/29/08 due 9/2/08 (Collateralized by U.S. Government Obligations) # (a)	197,081,851	197,035,000
TOTAL CASH EQUIVALENTS (Cost $269,165,000)		269,165,000
TOTAL INVESTMENT PORTFOLIO - 102.8% (Cost $8,363,536,436)		8,115,944,322
NET OTHER ASSETS - (2.8)%		(221,245,229)
NET ASSETS - 100%		$ 7,894,699,093
Swap Agreements
	Expiration Date	Notional Amount
Credit Default Swaps
Receive from Bank of America, upon credit event of Gannett Co., Inc., par value of the notional amount of Gannett Co., Inc. 6.375% 4/1/12, and pay quarterly notional amount multiplied by .20%	June 2009	$ 8,890,000	98,460
Receive from Barclays Bank upon credit event of Ryder System, Inc., par value of the notional amount of Ryder System, Inc. 6.95% 12/1/25, and pay quarterly notional amount multiplied by .91%	June 2013	18,500,000	368,063
Receive from Barclays Bank upon credit event of Ryder System, Inc., par value of the notional amount of Ryder System, Inc. 6.95% 12/1/25, and pay quarterly notional amount multiplied by 1.30%	June 2013	18,400,000	46,184
Receive from Citibank upon credit event of Noble Drilling Corp., par value of the notional amount of Noble Drilling Corp. 5.875% 6/1/13, and pay quarterly notional amount multiplied by .42%	Dec. 2012	9,000,000	93,785
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued
Receive from Citibank upon credit event of Sara Lee Corp., par value of the notional amount of Sara Lee Corp. 6.125% 11/1/32, and pay quarterly notional amount multiplied by .56%	March 2013	$ 18,400,000	$ 38,568
Receive from Citibank, upon credit event of H.J. Heinz Co., par value of the notional amount of H.J. Heinz Co. 6% 3/15/08, and pay quarterly notional amount multiplied by .50%	March 2013	18,400,000	(7,275)
Receive from Credit Suisse First Boston upon credit event of Boeing Co., par value of the notional amount of Boeing Co. 8.75% 8/15/21, and pay quarterly notional amount multiplied by .77%	June 2013	25,000,000	(155,958)
Receive from Credit Suisse First Boston upon credit event of Lehman Brothers Holdings, Inc., par value of the notional amount of Lehman Brothers Holdings, Inc. 6.625% 1/18/12, and pay quarterly notional amount multiplied by 3.25%	Sept. 2013	10,000,000	26,738
Receive from Deutsche Bank upon credit event of Genworth Financial, Inc., par value of the notional amount of Genworth Financial, Inc. 5.75% 6/15/14, and pay quarterly notional amount multiplied by 2.75%	March 2013	15,000,000	545,549
Receive from Deutsche Bank upon credit event of Southwest Airlines Co., par value of the notional amount of Southwest Airlines Co. 5.25% 10/1/14, and pay quarterly notional amount multiplied by 1.35%	June 2013	23,100,000	268,233
Receive from Deutsche Bank, upon credit event of Boston Scientific Corp., par value of the notional amount of Boston Scientific Corp. 5.45% 6/15/14, and pay quarterly notional amount multiplied by .49%	March 2011	10,609,000	261,422
Receive from Deutsche Bank, upon credit event of Gannett Co., Inc., par value of the notional amount of Gannett Co., Inc. 6.375% 4/1/12, and pay quarterly notional amount multiplied by .24%	June 2009	11,135,000	119,189
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued
Receive from Goldman Sachs upon credit event of Cox Communications, Inc., par value of the notional amount of Cox Communications, Inc. 6.8% 8/1/28, and pay quarterly notional amount multiplied by .77%	Sept. 2013	$ 13,900,000	$ (48,359)
Receive from Goldman Sachs upon credit event of CSX Corp., par value of the notional amount of CSX Corp. 5.3% 2/15/14, and pay quarterly notional amount multiplied by 1.08%	March 2013	20,000,000	260,864
Receive from Goldman Sachs upon credit event of CVS Caremark Corp., par value of the notional amount of CVS Caremark Corp. 4.875% 9/15/14, and pay quarterly notional amount multiplied by .57%	March 2013	18,400,000	(50,696)
Receive from Goldman Sachs upon credit event of Hartford Financial Services Group, Inc., par value of the notional amount of Hartford Financial Services Group, Inc. 4.75% 3/1/14, and pay quarterly notional amount multiplied by 1.65%	Sept. 2013	18,500,000	(129,093)
Receive from Goldman Sachs upon credit event of Johnson & Johnson, par value of the notional amount of Johnson & Johnson 3.8% 5/15/13, and pay quarterly notional amount multiplied by .33%	March 2013	17,500,000	(131,495)
Receive from Goldman Sachs upon credit event of Simon Property Group LP, par value of the notional amount of Simon Property Group LP 5.25% 12/1/16, and pay quarterly notional amount multiplied by 1.68%	Sept. 2013	25,000,000	36,340
Receive from HSBC Bank USA, NA upon credit event of Lehman Brothers Holdings, Inc., par value of the national amount of Lehman Brothers Holdings, Inc. 6.625% 1/18/12, and pay quarterly notional amount multiplied by 3.25%	Sept. 2013	10,000,000	26,738
Receive from Lehman Brothers, Inc. upon credit event of CVS Caremark Corp., par value of the notional amount of CVS Caremark Corp. 4.875% 9/15/14, and pay quarterly notional amount multiplied by ..62%	March 2013	18,000,000	(88,958)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive from Merrill Lynch, Inc. upon credit event of Consolidated Edison, Inc., par value of the notional amount of Consolidated Edison, Inc. 3.625% 8/1/08, and pay quarterly notional amount multiplied by ..68%

	Sept. 2013	$ 23,100,000	$ (132,127)
Receive from Merrill Lynch, Inc., upon credit event of R.R. Donnelley & Sons Co., par value of the notional amount of R.R. Donnelley & Sons Co. 5.5% 5/15/15 and pay quarterly notional amount multiplied by 1.68%	Sept. 2013	1,545,000	2,204
Receive from Merrill Lynch, Inc., upon credit event of R.R. Donnelley & Sons Co., par value of the notional amount of R.R. Donnelley & Sons Co. 5.5% 5/15/15, and pay quarterly notional amount multiplied by 2.12%	Sept. 2013	1,035,000	(19,400)
Receive from UBS, upon credit event of Union Pacific Corp., par value of the notional amount of Union Pacific Corp. 6.625% 2/1/29, and pay quarterly notional amount multiplied by .35%.	Dec. 2012	25,000,000	227,823
Receive quarterly notional amount multiplied by .35% and pay Goldman Sachs upon credit event of Southern California Edison Co., par value of the notional amount of Southern California Edison Co. 7.625% 1/15/10	Sept. 2010	29,000,000	12,841
Receive quarterly notional amount multiplied by .41% and pay Merrill Lynch, Inc. upon credit event of Talisman Energy, Inc., par value of the notional amount of Talisman Energy, Inc. 7.25% 10/15/27	March 2009	9,800,000	(14,413)
Receive quarterly notional amount multiplied by .95% and pay Citibank upon credit event of Rogers Cable, Inc., par value of the notional amount of Rogers Cable, Inc. 5.5% 3/15/14	Sept. 2012	21,100,000	(397,503)
Receive quarterly notional amount multiplied by 1.08% and pay Merrill Lynch, Inc. upon credit event of Southern California Edison Co., par value of the notional amount of Southern California Edison Co. 7.625% 1/15/10	Sept. 2013	23,100,000	(38,517)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued
Receive quarterly notional amount multiplied by 1.50% and pay Deutsche Bank upon credit event of Time Warner Cable, Inc., par value of the notional amount of Time Warner Cable, Inc. 5.85% 5/1/17	Sept. 2013	$ 9,247,000	$ (27,677)
Receive quarterly notional amount multiplied by 1.50% and pay Barclays Bank upon credit event of Time Warner Cable, Inc., par value of the notional amount of Time Warner Cable, Inc. 5.85% 5/1/17	Dec. 2013	8,141,000	7,058
Receive quarterly notional amount multiplied by 1.50% and pay Citibank upon credit event of Time Warner Cable, Inc., par value of the notional amount of Time Warner Cable, Inc. 5.85% 5/1/17	Dec. 2013	8,085,000	7,010
Receive quarterly notional amount multiplied by 1.52% and pay Deutsche Bank upon credit event of Time Warner Cable, Inc., par value of the notional amount of Time Warner Cable, Inc. 5.85% 5/1/17	Sept. 2013	4,624,000	(18,128)
Receive quarterly notional amount multiplied by 1.62% and pay Goldman Sachs upon credit event of Time Warner Cable, Inc., par value of the notional amount of Time Warner Cable, Inc. 5.85% 5/1/17	Sept. 2013	13,900,000	103,954
Receive quarterly notional amount multiplied by 1.63% and pay Bank of America upon credit event of Constellation Energy Group, Inc., par value of the notional amount of Constellation Energy Group, Inc. 4.55% 6/15/15	Sept. 2013	18,500,000	(136,828)
Receive quarterly notional amount multiplied by 1.75% and pay Credit Suisse First Boston upon credit event of Constellation Energy Group, Inc., par value of the notional amount of Constellation Energy Group, Inc. 4.55% 6/15/15	Sept. 2013	9,230,000	(31,261)
TOTAL CREDIT DEFAULT SWAPS		533,141,000	1,123,335
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Interest Rate Swaps
Receive semi-annually a fixed rate equal to 3.6075% and pay quarterly a floating rate based on 3-month LIBOR with Merrill Lynch, Inc.	March 2013	$ 110,000,000	$ (412,918)
Receive semi-annually a fixed rate equal to 3.8475% and pay quarterly a floating rate based on 3-month LIBOR with Merrill Lynch, Inc.	May 2013	150,000,000	605,235
Receive semi-annually a fixed rate equal to 3.87865% and pay quarterly a floating rate based on 3-month LIBOR with Bank of America	May 2013	55,000,000	312,202
Receive semi-annually a fixed rate equal to 4.80% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Sept. 2010	20,000,000	900,294
Receive semi-annually a fixed rate equal to 5.001% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	April 2009	50,000,000	1,392,845
Receive semi-annually a fixed rate equal to 5.257% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Feb. 2012	20,000,000	989,246
Receive semi-annually a fixed rate equal to 5.337% and pay quarterly a floating rate based on 3-month LIBOR with Morgan Stanley, Inc.	June 2009	120,000,000	2,877,144
Receive semi-annually a fixed-rate equal to 4.802% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	Nov. 2012	75,000,000	3,591,938
TOTAL INTEREST RATE SWAPS		600,000,000	10,255,986
		$ 1,133,141,000	$ 11,379,321
Legend
(a) Includes investment made with cash collateral received from securities on loan.
(b) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(c) Security or a portion of the security is on loan at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,129,409,333 or 14.3% of net assets.

(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $377,016.
(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$72,130,000 due 9/02/08 at 2.12%
ABN AMRO Bank N.V., New York Branch	$ 2,090,312
Banc of America Securities LLC	5,650,819
Bank of America, NA	20,903,118
Barclays Capital, Inc.	37,625,499
Greenwich Capital Markets, Inc.	2,090,312
ING Financial Markets LLC	2,724,784
RBC Capital Markets Corp.	1,045,156
$ 72,130,000
$197,035,000 due 9/02/08 at 2.14%
Banc of America Securities LLC	$ 62,667,471
Bank of America, NA	134,367,529
$ 197,035,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Ultra-Short Central Fund	$ 3,050,868
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Ultra-Short Central Fund	$ 199,144,047	$ -	$ 190,280,338	$ -	0.0%
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	80.4%
Canada	2.3%
United Kingdom	2.3%
Luxembourg	2.1%
Netherlands	1.5%
Korea (South)	1.5%
Australia	1.4%
Cayman Islands	1.3%
Mexico	1.3%
Others (individually less than 1%)	5.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2008

Assets
Investment in securities, at value (including securities loaned of $191,300,722 and repurchase agreements of $269,165,000) - See accompanying schedule: Unaffiliated issuers (cost $8,363,536,436)		$ 8,115,944,322
Cash		969
Receivable for investments sold		10,201,998
Interest receivable		115,009,296
Unrealized appreciation on swap agreements		13,219,927
Total assets		8,254,376,512

Liabilities
Payable for investments purchased Regular delivery	$ 22,803,675
Delayed delivery	137,945,906
Unrealized depreciation on swap agreements	1,840,606
Other payables and accrued expenses	52,232
Collateral on securities loaned, at value	197,035,000
Total liabilities		359,677,419

Net Assets		$ 7,894,699,093
Net Assets consist of:
Paid in capital		$ 8,130,911,886
Net unrealized appreciation (depreciation) on investments		(236,212,793)
Net Assets, for 81,919,163 shares outstanding		$ 7,894,699,093
Net Asset Value, offering price and redemption price per share ($7,894,699,093 ÷ 81,919,163 shares)		$ 96.37

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended August 31, 2008

Investment Income
Dividends		$ 3,776,206
Interest		443,774,868
Income from Fidelity Central Funds		3,050,868
Total income		450,601,942

Expenses
Custodian fees and expenses	94,709
Independent directors' compensation	32,824
Total expenses before reductions	127,533
Expense reductions	(100,353)	27,180
Net investment income		450,574,762
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(49,157,560)
Fidelity Central Funds	(19,245,265)
Swap agreements	13,404,569
Total net realized gain (loss)		(54,998,256)
Change in net unrealized appreciation (depreciation) on: Investment securities	(178,358,098)
Swap agreements	9,008,691
Total change in net unrealized appreciation (depreciation)		(169,349,407)
Net gain (loss)		(224,347,663)
Net increase (decrease) in net assets resulting from operations		$ 226,227,099

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended August 31, 2008	For the period November 6, 2006 (commencement of operations) to August 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 450,574,762	$ 316,490,326
Net realized gain (loss)	(54,998,256)	(8,166,414)
Change in net unrealized appreciation (depreciation)	(169,349,407)	(69,403,968)
Net increase (decrease) in net assets resulting from operations	226,227,099	238,919,944
Distributions to partners from net investment income	(432,960,505)	(311,127,412)
Affiliated share transactions Proceeds from sales of shares	1,702,575,684	904,901,745
Contributions in-kind	-	6,794,092,362
Reinvestment of distributions	432,960,504	66,730,475
Cost of shares redeemed	(1,181,466,020)	(546,154,783)
Net increase (decrease) in net assets resulting from share transactions	954,070,168	7,219,569,799
Total increase (decrease) in net assets	747,336,762	7,147,362,331

Net Assets
Beginning of period	7,147,362,331	-
End of period	$ 7,894,699,093	$ 7,147,362,331
Other Information Shares
Sold	17,187,106	9,043,614
Issued for in-kind contributions	-	67,940,842
Issued in reinvestment of distributions	4,394,465	673,879
Redeemed	(11,879,673)	(5,441,070)
Net increase (decrease)	9,701,898	72,217,265

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended August 31,

2008

2007 H

Selected Per-Share Data
Net asset value, beginning of period	$ 98.97	$ 100.00
Income from Investment Operations
Net investment income D	5.647	4.588
Net realized and unrealized gain (loss)	(2.817)	(1.107)
Total from investment operations	2.830	3.481
Distributions to partners from net investment income	(5.430)	(4.511)
Net asset value, end of period	$ 96.37	$ 98.97
Total Return B, C	2.88%	3.52%
Ratios to Average Net Assets E, I
Expenses before reductions	-% G	-% A, G
Expenses net of fee waivers, if any	-% G	-%A, G
Expenses net of all reductions	-% G	-%A, G
Net investment income	5.73%	5.60% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,894,699	$ 7,147,362
Portfolio turnover rate F	112%	92%A, J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Amount represents less than .01%.

H For the period November 6, 2006 (commencement of operations) to August 31, 2007.

I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2008

1. Organization.

Fidelity Corporate Bond 1-10 Year Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios II LLC (the LLC) and is authorized to issue an unlimited number of shares. The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company. Each Fund in the LLC is a separate partnership for tax purposes. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds). The Board of Directors may permit the purchase of shares (for cash, securities or other consideration) and admit new Eligible Accredited Investors into each Fund, in accordance with the Partnership Agreement.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Ultra-Short Central Fund	Fidelity Investments Money Management, Inc. (FIMM)	Seeks to obtain a high level of current income consistent with preservation of capital by investing in U.S. dollar denominated money market and investment-grade debt securities.	Futures Repurchase Agreements Restricted Securities Swap Agreements

Annual Report

2. Investments in Fidelity Central Funds - continued

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Directors to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Directors. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

4:00 pm Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from other Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the LLC can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the LLC. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Partners. No provision has been made for federal income taxes because all income and expenses and gain/loss (realized and unrealized) are allocated daily to the partners, based on their capital balances, for inclusion in their individual income tax returns.

Distributions are declared daily and paid monthly from net investment income on a book basis, except for certain items such as market discount which are deemed distributed based on allocations to the partners and are reclassified to paid in capital. Due to the Fund's partnership structure, paid in capital includes net realized gain/loss on investments.

The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 59,690,921
Unrealized depreciation	(289,406,460)
Net unrealized appreciation (depreciation)	$ (229,715,539)
Cost for federal income tax purposes	$ 8,345,659,861

Annual Report

3. Significant Accounting Policies - continued

New Accounting Pronouncements. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements.

In addition, in March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for reporting periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the effect derivatives have on financial performance.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. The primary risk associated with interest rate swaps is

Annual Report

Notes to Financial Statements - continued

4. Operating Policies - continued

Swap Agreements - continued

that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The Fund may enter into credit default swaps in which either it or its counterparty act as guarantors. By acting as the guarantor of a swap, a fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value.

Periodic payments and premiums received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements".

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $4,752,832,318 and $4,151,553,243, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with FIMM, FMR pays FIMM a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain exceptions such as interest expense.

Annual Report

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Net income from lending portfolio securities during the period amounted to $590,014.

8. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $32,824.

In addition, through arrangements with the Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and transfer agent expenses by $64,892 and $2,637, respectively.

9. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Subsequent to period end, Lehman Brothers Holdings, Inc. (LBHI) and certain of its affiliates sought protection under the insolvency laws of their jurisdictions of organization, including the United States, the United Kingdom and Japan. During this period, the Fund had outstanding securities trades and other transactions with counterparties affiliated with LBHI, which may include interest rate and credit default swap agreements, and commitments to purchase securities on a delayed delivery or when-issued basis. As a result of these

Annual Report

Notes to Financial Statements - continued

9. Other - continued

events, LBHI's affiliates are unable to fulfill their commitments and, in certain cases, the Fund may have terminated its trades and related agreements with the relevant entities and, where appropriate, is in the process of initiating claims for damages. FMR believes that the financial impact to the Fund relating to these events is immaterial.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Central Investment Portfolios II LLC and the Shareholders of Fidelity Corporate Bond 1-10 Year Central Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Corporate Bond 1-10 Year Central Fund (a fund of Fidelity Central Investment Portfolios II LLC) at August 31, 2008, the results of its operations for the year then ended, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year then ended and for the period November 6, 2006 (commencement of operations) through August 31, 2007, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Corporate Bond 1-10 Year Central Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2008 by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 23, 2008

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the Fidelity Central Investment Portfolios II LLC and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for Edward C. Johnson 3d and James C. Curvey, each of the Trustees oversees 158 funds advised by FMR or an affiliate. Messrs. Johnson and Curvey oversee 376 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (78)

Year of Election or Appointment: 2007

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007). Mr. Edward C. Johnson 3d and Mr. Arthur E. Johnson are not related.

Name, Age; Principal Occupation
James C. Curvey (73)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-
present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the Fidelity Central Investment Portfolios II LLC or various entities under common control with FMR. FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Albert R. Gamper, Jr. (66)

Year of Election or Appointment: 2007

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities), a member of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

George H. Heilmeier (72)

Year of Election or Appointment: 2007

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology), Compaq, Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

Arthur E. Johnson (61)

Year of Election or Appointment: 2008

Mr. Johnson serves as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor). In addition, Mr. Johnson serves as a member of the Board of Directors of AGL Resources, Inc. (holding company), and IKON Office Solutions, Inc. (document management systems and services). Mr. Arthur E. Johnson and Mr. Edward C. Johnson 3d are not related.

James H. Keyes (67)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions). Previously, Mr. Keyes served as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (61)

Year of Election or Appointment: 2007

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of McKesson Corporation (healthcare service). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (69)

Year of Election or Appointment: 2007

Mr. Wolfe is Chairman and a Director of Hershey Foods Corporation (2007-present), where prior to his retirement in 2001, he was Chairman and Chief Executive Officer. Mr. Wolfe currently serves as a member of the board of Revlon Inc. (2004-present). Previously, Mr. Wolfe served as a member of the boards of Adelphia Communications Corporation (2003-2006) and Bausch & Lomb, Inc. (1993-2007).

Advisory Board Member and Executive Officers**:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (64)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Central Investment Portfolios II LLC. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

John R. Hebble (50)

Year of Election or Appointment: 2008

President and Treasurer of Corporate Bond 1-10 Year Central Fund. Mr. Hebble also serves as President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2008-present) and is an employee of FMR (2003-present). Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds.

Boyce I. Greer (52)

Year of Election or Appointment: 2006

Vice President of Corporate Bond 1-10 Year Central Fund. Mr. Greer also serves as Vice President of Asset Allocation Funds (2005-present), Fixed-Income Funds (2006-present), and Money Market Funds (2006-
present). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). Mr. Greer is President and a Director of Fidelity Investments Money Management, Inc. (2007-present), and an Executive Vice President of FMR and FMR Co., Inc. (2005-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Dwight D. Churchill (54)

Year of Election or Appointment: 2008

Vice President of Corporate Bond 1-10 Year Central Fund. Mr. Churchill also serves as Vice President of Fidelity's Bond Funds (2008-present). Mr. Churchill is Executive Vice President of FMR (2005-present), FMR Co., Inc. (2005-present) and Fidelity Investments Money Management, Inc. (2008-present). Previously, Mr. Churchill served as Senior Vice President of FMR (1997-2005) and Senior Vice President of Fidelity Investments Money Management, Inc. (2000-2006).

Scott C. Goebel (40)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of Corporate Bond 1-10 Year Central Fund. Mr. Goebel also serves as Secretary and CLO of other Fidelity funds (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present); and Deputy General Counsel of FMR LLC. Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Nancy D. Prior (41)

Year of Election or Appointment: 2008

Assistant Secretary of Corporate Bond 1-10 Year Central Fund. Ms. Prior also serves as Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2008-present) and is an employee of FMR (2002-present).

Holly C. Laurent (54)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of Corporate Bond 1-10 Year Central Fund. Ms. Laurent also serves as AML Officer of other Fidelity funds (2008-present) and is an employee of FMR LLC. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (49)

Year of Election or Appointment: 2008

Chief Financial Officer of Corporate Bond 1-10 Year Central Fund. Ms. Reynolds also serves as Chief Financial Officer of other Fidelity funds (2008-present). Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. She served as Chief Operating Officer of FPCMS from 2007 through July 2008. Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007). Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was an audit partner with PwC's investment management practice.

Michael H. Whitaker (41)

Year of Election or Appointment: 2008

Chief Compliance Officer of Corporate Bond 1-10 Year Central Fund. Mr. Whitaker also serves as Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds (2008-present) and is an employee of FMR (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Bryan A. Mehrmann (47)

Year of Election or Appointment: 2006

Deputy Treasurer of Corporate Bond 1-10 Year Central Fund. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Robert G. Byrnes (41)

Year of Election or Appointment: 2006

Assistant Treasurer of Corporate Bond 1-10 Year Central Fund. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-
present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Peter L. Lydecker (54)

Year of Election or Appointment: 2006

Assistant Treasurer of Corporate Bond 1-10 Year Central Fund. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004-present) and is an employee of FMR.

Paul M. Murphy (61)

Year of Election or Appointment: 2007

Assistant Treasurer of Corporate Bond 1-10 Year Central Fund. Mr. Murphy also serves as Assistant Treasurer of other Fidelity funds (2007-
present) and is an employee of FMR (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity Funds (2005-
2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Gary W. Ryan (50)

Year of Election or Appointment: 2006

Assistant Treasurer of Corporate Bond 1-10 Year Central Fund. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-
present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

** FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Corporate Bond 1-10 Year Central Fund

Each year, typically in June, the Board of Directors, including the Independent Directors (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Directors' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Directors with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its June 2008 meeting, the Board of Directors, including the Independent Directors, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant and ultimately reached a determination, with the assistance of fund counsel and Independent Directors' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board also approved amendments to the fund's agreements with foreign sub-advisers to clarify that each sub-adviser provides services as an independent contractor. The Board further approved agreements with foreign sub-advisers Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Japan) Inc., and Fidelity Management & Research (Hong Kong) Limited.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, Fidelity Investments Money Management, Inc., and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Directors also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integrated part of the fixed-income portfolio management investment process.

Annual Report

Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, but did not consider performance to be a material factor in its decision to renew the fund's Advisory Contracts. The Board noted that the fund is designed to offer a liquid investment option for other investment companies and accounts managed by Fidelity Management & Research Company (FMR) or its affiliates and ultimately to enhance the performance of those investment companies and accounts. Based on its review, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered that FMR pays the fund's management fee on behalf of the fund. The Board also noted that FMR bears all expenses of the fund, except expenses related to the fund's investment activities (primarily custody expenses). Based on its review, the Board concluded that the fund's net management fee and total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, as well as the profitability of each fund that invests in this fund.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects. The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities.

Economies of Scale. The Board concluded that the realization of economies of scale was not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends and actions to be taken by FMR to improve certain funds' overall performance; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability and the extent to which portfolio manager compensation is linked to fund performance; (v) Fidelity's fee structures; (vi) the funds' sub-advisory arrangements; and (vii) accounts managed by Fidelity other than the Fidelity funds.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Fidelity® Mortgage Backed Securities Central Fund

Annual Report

August 31, 2008

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are the registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

MBSCEN-ANN-1008
1.833864.101

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2008	Past 1 year	Life of Fund A
Fidelity Mortgage Backed Securities Central Fund	5.30%	4.30%

A From November 27, 2006.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Mortgage Backed Securities Central Fund on November 27, 2006, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers® U.S. Mortgage Backed Securities Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from William Irving, Portfolio Manager of Fidelity® Mortgage Backed Securities Central Fund

Several years of healthy economic growth and a hearty appetite for risk abruptly reversed during the 12-month period ending August 31, 2008, as a meltdown in the subprime mortgage market led to an unnerving credit crisis. In response, bond investors fled from lower-quality debt instruments and flocked to those with an explicit or implicit guarantee from the U.S. government. The investment-grade bond market as a whole, as measured by the Lehman Brothers® U.S. Aggregate Index, rose 5.86% during the past year, while seeing appreciable performance disparity among its constituents. Treasuries did the best, benefiting from their reputation as one of the world's safest investments. The Lehman Brothers U.S. Treasury Index gained 8.65% during the period - one of the highest returns of any domestic or international asset class over the past 12 months. At the opposite end of the spectrum, the asset-backed sector - home to weak-performing subprime debt - had negative results, falling 3.48% according to the Lehman Brothers U.S. Fixed-Rate Asset-Backed Securities Index.

The fund rose 5.30% for the year, lagging the 7.03% gain of the Lehman Brothers U.S. Mortgage-Backed Securities Index. The fund's underperformance stemmed largely from its exposure to securities - mainly through Fidelity Ultra-Short Central Fund - that performed poorly as a result of the expanding credit crisis. Specifically, subprime mortgage securities, which are backed by pools of home loans to buyers with lower credit standing, cost us the most ground. We also were hurt by investments in commercial mortgage-backed securities (CMBS), collateralized mortgage obligations (CMOs) and corporate securities, all which saw their market values drop significantly. In an attempt to reduce the fund's overall volatility and position it based on our view of future market risk, I eliminated the fund's stake in Ultra-Short Central Fund and significantly reduced our direct holdings in subprime and other types of securitized bonds. Aiding the fund's performance were my choices among prime mortgage-backed securities (MBS), particularly our holdings in 15-year MBS and hybrid adjustable-rate mortgage securities (ARMs), each of which outpaced 30-year fixed-rate MBS after adjusting for their lower interest rate sensitivity. Hybrid ARMs are backed by 30-year amortizing loans that give homeowners a relatively low fixed interest rate for an initial period, usually three, five, seven or 10 years, and thereafter convert to an ARM, with the interest rate resetting every six or 12 months.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2008 to August 31, 2008).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

Shareholder Expense Example - continued

	Beginning Account Value March 1, 2008	Ending Account Value August 31, 2008	Expenses Paid During Period* March 1, 2008 to August 31, 2008
Actual	$ 1,000.00	$ 1,004.10	$ .03
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,025.11	$ .03

* Expenses are equal to the Fund's annualized expense ratio of .0050%; multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Coupon Distribution as of August 31, 2008
	% of fund's investments	% of fund's investments 6 months ago
Less than 4%	3.5	4.5
4 - 4.99%	10.9	15.8
5 - 5.99%	49.2	41.2
6 - 6.99%	30.7	34.6
7% and over	1.9	2.7
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Weighted Average Maturity as of August 31, 2008
6 months ago
Years	6.2	6.5

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of August 31, 2008
6 months ago
Years	3.9	3.1

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of August 31, 2008 *		As of February 29, 2008 **
	U.S. Government and U.S. Government Agency Obligations 138.6%		U.S. Government and U.S. Government Agency Obligations 122.0%
	Asset-Backed Securities 2.2%		Asset-Backed Securities 2.4%
	CMOs and Other Mortgage Related Securities 4.6%		CMOs and Other Mortgage Related Securities 8.5%
	Short-Term Investments and Net Other Assets† (45.4)%		Short-Term Investments and Net Other Assets† (32.9)%
* Foreign investments	0.0%	** Foreign investments	0.2%
* Futures and Swaps	(2.7)%	** Futures and Swaps	(0.4)%

† Short-Term Investments and Net Other Assets are not included in the pie chart.

Annual Report

Investments August 31, 2008

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 130.2%
	Principal Amount	Value
Fannie Mae - 81.9%
3.628% 9/1/33 (d)	$ 2,653,453	$ 2,683,212
3.711% 6/1/33 (d)	9,136,268	9,119,640
3.711% 10/1/33 (d)	32,627	32,880
3.74% 10/1/33 (d)	2,045,586	2,058,164
3.75% 1/1/34 (d)	31,353	31,730
3.778% 6/1/33 (d)	3,010,282	3,002,919
3.834% 5/1/34 (d)	6,443,949	6,484,894
3.837% 8/1/33 (d)	685,057	683,991
3.847% 5/1/34 (d)	26,474,610	26,712,538
3.853% 10/1/33 (d)	3,268,493	3,310,663
3.906% 5/1/34 (d)	3,841,830	3,870,851
3.909% 9/1/33 (d)	7,498,658	7,638,193
3.914% 7/1/35 (d)	7,454,574	7,462,498
3.972% 8/1/33 (d)	3,364,440	3,400,806
3.986% 10/1/18 (d)	1,291,521	1,306,540
3.993% 6/1/33 (d)	1,034,545	1,032,902
3.998% 4/1/34 (d)	8,289,770	8,364,511
4.003% 6/1/34 (d)	16,806,693	16,797,483
4.022% 11/1/33 (d)	11,612,134	11,808,146
4.057% 1/1/34 (d)	3,699,684	3,746,408
4.103% 5/1/34 (d)	8,964,445	9,041,808
4.111% 4/1/34 (d)	11,104,159	11,153,439
4.133% 2/1/34 (d)	4,026,081	4,073,544
4.155% 12/1/33 (d)	7,427,293	7,544,087
4.164% 8/1/34 (d)	4,185,288	4,213,325
4.17% 10/1/33 (d)	8,695,114	8,824,106
4.171% 1/1/35 (d)	4,799,799	4,826,697
4.182% 11/1/33 (d)	3,114,934	3,151,301
4.19% 1/1/34 (d)	2,967,892	2,999,210
4.2% 11/1/34 (d)	30,534,602	30,753,749
4.227% 8/1/33 (d)	3,828,318	3,841,767
4.235% 1/1/34 (d)	2,413,612	2,440,172
4.25% 2/1/35 (d)	2,453,287	2,471,718
4.252% 6/1/33 (d)	8,146,947	8,166,255
4.263% 10/1/33 (d)	368,236	371,306
4.283% 3/1/33 (d)	264,025	265,966
4.283% 12/1/33 (d)	636,787	645,494
4.294% 6/1/35 (d)	3,101,397	3,108,608
4.295% 1/1/35 (d)	2,318,171	2,323,781
4.296% 1/1/34 (d)	3,349,859	3,390,979
4.302% 5/1/33 (d)	565,962	567,096
4.307% 3/1/33 (d)	1,197,423	1,206,253
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
4.322% 11/1/34 (d)	$ 1,743,088	$ 1,758,603
4.328% 1/1/35 (d)	2,804,120	2,827,173
4.331% 7/1/35 (d)	7,659,303	7,668,380
4.366% 2/1/34 (d)	4,412,947	4,464,857
4.373% 7/1/33 (d)	526,067	528,144
4.39% 2/1/35 (d)	4,436,173	4,476,529
4.39% 6/1/35 (d)	8,783,095	8,841,362
4.402% 4/1/33 (d)	70,232	70,308
4.408% 5/1/35 (d)	12,464,656	12,543,856
4.412% 1/1/34 (d)	4,573,183	4,577,240
4.413% 10/1/34 (d)	4,704,530	4,747,074
4.42% 8/1/34 (d)	6,084,533	6,149,229
4.426% 5/1/35 (d)	1,734,574	1,745,351
4.429% 3/1/35 (d)	3,723,545	3,752,387
4.469% 12/1/34 (d)	173,733	175,237
4.479% 3/1/35 (d)	5,225,585	5,252,293
4.489% 3/1/33 (d)	6,198,478	6,250,917
4.493% 2/1/35 (d)	34,279,900	34,600,863
4.499% 3/1/35 (d)	4,816,080	4,860,470
4.499% 5/1/35 (d)	5,830,049	5,871,523
4.5% 1/1/20 to 9/1/35	183,984,816	174,239,317
4.5% 9/16/23 (a)	80,000,000	77,447,376
4.5% 9/16/23 (a)	130,000,000	125,851,986
4.502% 7/1/35 (d)	370,386	372,889
4.503% 3/1/35 (d)	3,805,177	3,844,758
4.516% 6/1/35 (d)	2,599,738	2,605,990
4.532% 7/1/34 (d)	7,148,876	7,236,507
4.553% 11/1/34 (d)	4,162,000	4,190,855
4.579% 6/1/33 (d)	284,189	285,949
4.59% 9/1/34 (d)	2,020,455	2,040,161
4.591% 2/1/35 (d)	3,948,641	3,986,327
4.595% 1/1/35 (d)	5,534,951	5,586,687
4.607% 4/1/33 (d)	3,000,042	3,017,490
4.645% 1/1/35 (d)	5,443,452	5,483,314
4.654% 11/1/34 (d)	4,807,685	4,859,113
4.658% 8/1/35 (d)	4,485,694	4,505,610
4.7% 12/1/34 (d)	3,285,165	3,313,020
4.702% 7/1/34 (d)	6,651,846	6,714,041
4.702% 11/1/34 (d)	6,000,027	6,052,311
4.711% 7/1/35 (d)	26,910,724	27,003,243
4.72% 2/1/36 (d)	12,434,621	12,588,462
4.731% 3/1/35 (d)	3,396,458	3,419,598
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
4.767% 12/1/35 (d)	$ 3,359,252	$ 3,398,831
4.776% 7/1/34 (d)	7,454,662	7,533,092
4.776% 4/1/35 (d)	870,264	877,059
4.777% 12/1/34 (d)	2,280,795	2,300,688
4.787% 6/1/35 (d)	23,957,766	24,066,534
4.798% 10/1/34 (d)	58,879	59,344
4.813% 11/1/34 (d)	4,653,614	4,700,364
4.824% 9/1/34 (d)	4,157,694	4,206,472
4.833% 10/1/34 (d)	8,871,491	8,961,315
4.841% 1/1/35 (d)	2,952,690	2,986,103
4.844% 9/1/34 (d)	4,511,423	4,567,094
4.852% 1/1/35 (d)	3,102,191	3,133,120
4.86% 10/1/34 (d)	30,508,683	30,803,733
4.868% 12/1/35 (d)	19,893,434	20,123,940
4.872% 8/1/34 (d)	652,410	655,779
4.887% 3/1/33 (d)	2,576,085	2,606,571
4.911% 8/1/34 (d)	6,272,081	6,348,544
4.912% 2/1/35 (d)	614,884	619,355
4.917% 7/1/35 (d)	19,250,943	19,373,032
4.922% 3/1/35 (d)	17,074,280	17,258,050
4.922% 5/1/35 (d)	5,378,396	5,400,518
4.939% 8/1/34 (d)	1,599,610	1,616,991
4.959% 1/1/35 (d)	16,391,202	16,500,744
4.972% 7/1/34 (d)	411,398	416,074
4.986% 4/1/33 (d)	313,448	315,051
5% 6/1/09 to 7/1/37	987,882,874	959,315,645
5% 9/1/38 (a)	6,000,000	5,763,143
5% 9/1/38 (a)	150,000,000	144,078,585
5% 9/1/38 (a)(b)	150,000,000	144,078,585
5% 9/11/38 (a)	75,000,000	72,039,293
5% 9/11/38 (a)(b)	187,000,000	179,617,969
5.004% 9/1/36 (d)	7,577,920	7,699,235
5.018% 3/1/34 (d)	19,270,815	19,444,869
5.059% 9/1/34 (d)	19,269,633	19,490,521
5.065% 9/1/35 (d)	502,336	512,113
5.069% 1/1/37 (d)	5,599,622	5,680,425
5.072% 7/1/34 (d)	1,724,366	1,744,579
5.093% 9/1/34 (d)	932,355	943,253
5.095% 6/1/35 (d)	12,123,144	12,239,623
5.098% 8/1/33 (d)	1,028,399	1,035,244
5.099% 3/1/35 (d)	19,137,822	19,218,621
5.13% 5/1/35 (d)	2,097,093	2,125,196
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
5.148% 5/1/35 (d)	$ 10,993,433	$ 11,142,933
5.17% 3/1/36 (d)	13,011,251	13,167,828
5.171% 9/1/35 (d)	2,173,354	2,195,881
5.185% 3/1/35 (d)	466,886	473,002
5.189% 5/1/35 (d)	1,567,834	1,584,737
5.195% 5/1/35 (d)	18,594,668	18,857,894
5.2% 10/1/35 (d)	20,826,098	21,071,908
5.231% 4/1/36 (d)	4,460,734	4,502,429
5.259% 2/1/33 (d)	32,668	32,805
5.266% 12/1/36 (d)	2,547,579	2,590,083
5.281% 3/1/35 (d)	1,352,786	1,363,627
5.305% 12/1/34 (d)	1,230,192	1,245,754
5.306% 3/1/36 (d)	33,775,006	34,257,414
5.324% 6/1/36 (d)	7,869,660	7,967,621
5.325% 1/1/36 (d)	10,175,020	10,315,954
5.336% 7/1/35 (d)	1,955,826	1,978,582
5.341% 3/1/35 (d)	8,067,592	8,102,388
5.346% 2/1/37 (d)	2,592,095	2,640,215
5.357% 3/1/37 (d)	13,928,836	14,186,338
5.366% 1/1/32 (d)	789,150	795,367
5.375% 1/1/35 (d)	39,895	40,046
5.384% 3/1/35 (d)	239,154	241,727
5.408% 11/1/36 (d)	9,332,928	9,464,569
5.422% 4/1/36 (d)	5,594,722	5,678,744
5.438% 8/1/36 (d)	6,696,630	6,816,989
5.481% 12/1/35 (d)	10,093,316	10,210,509
5.5% 10/1/10 to 7/1/38 (b)	1,436,408,669	1,432,383,246
5.5% 9/1/38 (a)(b)	125,000,000	123,376,525
5.5% 9/1/38 (a)	134,500,000	132,753,141
5.5% 9/1/38 (a)	76,000,000	75,012,927
5.5% 9/11/38 (a)(b)	150,000,000	148,051,830
5.5% 9/11/38 (a)(b)	90,000,000	88,831,098
5.5% 9/11/38 (a)(b)	150,000,000	148,051,830
5.502% 6/1/47 (d)	2,006,540	2,042,423
5.563% 4/1/37 (d)	10,573,403	10,775,958
5.572% 9/1/36 (d)	12,105,075	12,349,053
5.631% 4/1/36 (d)	9,635,719	9,818,094
5.652% 9/1/35 (d)	3,647,410	3,706,308
5.662% 6/1/36 (d)	7,209,975	7,344,506
5.681% 1/1/36 (d)	32,937,985	33,554,715
5.698% 3/1/36 (d)	9,494,649	9,669,313
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
5.759% 4/1/36 (d)	$ 11,839,167	$ 12,079,608
5.787% 2/1/36 (d)	8,125,928	8,289,544
5.8% 1/1/36 (d)	8,173,016	8,332,047
5.806% 4/1/36 (d)	9,833,823	10,043,087
5.818% 7/1/36 (d)	3,114,954	3,173,690
5.822% 9/1/36 (d)	4,904,254	4,992,359
5.871% 3/1/36 (d)	6,216,775	6,345,076
5.906% 5/1/36 (d)	8,564,329	8,745,807
5.907% 5/1/36 (d)	5,312,859	5,434,630
5.916% 7/1/37 (d)	3,226,370	3,244,664
5.945% 2/1/35 (d)	552,840	559,642
5.951% 5/1/36 (d)	2,907,149	2,974,967
6% 8/1/09 to 12/1/37 (b)	689,756,082	703,322,211
6% 3/15/29 (c)	8,457,800	8,555,882
6% 9/1/38 (a)(b)	227,000,000	229,149,599
6% 9/1/38 (a)(b)	100,000,000	100,946,960
6% 9/1/38 (a)(b)	50,000,000	50,473,480
6.013% 4/1/36 (d)	50,724,617	51,874,899
6.028% 9/1/36 (d)	32,257,102	33,063,207
6.057% 3/1/33 (d)	369,613	373,093
6.079% 4/1/36 (d)	23,379,161	23,943,347
6.081% 3/1/37 (d)	5,141,493	5,276,128
6.157% 4/1/36 (d)	4,950,968	5,069,142
6.198% 5/1/37 (d)	389,654	400,342
6.211% 3/1/36 (d)	28,137,698	28,821,781
6.214% 2/1/35 (d)	1,366,576	1,372,697
6.226% 5/1/36 (d)	14,049,730	14,417,551
6.226% 3/1/37 (d)	1,677,937	1,722,337
6.245% 8/1/46 (d)	1,308,828	1,337,723
6.252% 6/1/36 (d)	732,358	745,392
6.263% 6/1/36 (d)	13,632,713	13,980,715
6.3% 10/1/36 (d)	22,985,517	23,621,021
6.346% 5/1/36 (d)	5,683,665	5,837,328
6.348% 9/1/36 (d)	2,550,624	2,622,847
6.398% 7/1/36 (d)	18,814,935	19,322,073
6.433% 4/1/37 (d)	4,613,287	4,740,614
6.5% 10/1/08 to 9/1/47 (b)	744,228,692	768,777,484
6.549% 9/1/36 (d)	25,591,824	26,358,606
6.835% 9/1/37 (d)	8,495,570	8,756,486
6.837% 9/1/37 (d)	3,941,812	4,065,431
6.973% 9/1/37 (d)	3,364,394	3,471,634
7% 5/1/13 to 9/1/47	60,677,326	64,178,948
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
7% 9/1/38 (a)	$ 10,500,000	$ 10,971,494
7.248% 9/1/37 (d)	4,904,148	5,060,468
7.5% 12/1/09 to 2/1/32	12,367,263	13,251,574
8% 9/1/17 to 3/1/37	798,074	842,156
8.5% 12/1/16 to 8/1/23	121,497	130,423
9.5% 12/1/09 to 2/1/25	348,895	385,299
10% 8/1/17	1,384	1,552
10.75% 5/1/14	14,233	15,739
11.25% 5/1/14	1,473	1,626
12.5% 1/1/15	3,570	4,022
		7,364,716,470
Freddie Mac - 35.4%
3.758% 10/1/33 (d)	7,860,117	7,964,586
3.792% 5/1/35 (d)	7,982,424	7,956,889
3.927% 6/1/34 (d)	13,370,098	13,451,147
4% 11/1/14 to 2/1/21	20,975,206	20,038,931
4.221% 1/1/35 (d)	12,502,863	12,660,099
4.231% 3/1/34 (d)	7,058,169	7,103,369
4.275% 6/1/35 (d)	3,496,189	3,500,154
4.309% 12/1/34 (d)	3,157,184	3,178,987
4.333% 3/1/35 (d)	3,192,181	3,212,483
4.334% 6/1/33 (d)	11,739,580	11,771,206
4.362% 6/1/33 (d)	3,690,280	3,678,744
4.367% 2/1/35 (d)	4,028,659	4,051,131
4.406% 3/1/35 (d)	3,694,562	3,715,521
4.423% 2/1/34 (d)	2,482,055	2,482,407
4.454% 3/1/35 (d)	3,367,110	3,388,265
4.468% 3/1/35 (d)	3,364,565	3,376,869
4.556% 5/1/33 (d)	10,241,467	10,277,845
4.71% 9/1/35 (d)	43,111,614	43,318,550
4.754% 4/1/35 (d)	13,304,735	13,383,406
4.764% 10/1/34 (d)	3,230,295	3,268,813
4.79% 2/1/36 (d)	1,269,674	1,273,168
4.791% 3/1/35 (d)	2,760,494	2,779,533
4.807% 5/1/35 (d)	2,149,220	2,155,865
4.817% 9/1/34 (d)	1,449,857	1,467,292
4.819% 5/1/35 (d)	8,248,142	8,274,091
4.895% 10/1/35 (d)	5,137,270	5,210,620
4.954% 1/1/33 (d)	7,806,103	7,867,537
5% 5/1/18 to 1/1/37	234,464,709	226,433,413
5% 9/1/38 (a)	200,000,000	191,979,780
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
5.022% 4/1/35 (d)	$ 537,600	$ 538,934
5.035% 10/1/36 (d)	5,882,139	6,002,782
5.04% 4/1/35 (d)	10,344,692	10,483,218
5.212% 12/1/35 (d)	5,278,779	5,325,179
5.27% 11/1/35 (d)	4,080,787	4,113,536
5.276% 3/1/36 (d)	4,428,118	4,463,662
5.382% 3/1/35 (d)	2,176,783	2,188,851
5.415% 3/1/37 (d)	1,656,554	1,679,219
5.5% 9/1/09 to 7/1/35	216,431,521	217,528,418
5.5% 9/1/38 (a)	177,000,000	174,396,950
5.5% 9/1/38 (a)(b)	80,000,000	78,823,480
5.5% 9/1/38 (a)	100,000,000	98,529,350
5.5% 9/1/38 (a)	118,000,000	116,264,633
5.5% 9/11/38 (a)	57,000,000	56,161,730
5.5% 9/11/38 (a)(b)	200,000,000	197,058,700
5.5% 10/1/38 (a)	125,000,000	122,819,888
5.5% 10/14/38 (a)	275,000,000	270,203,753
5.525% 1/1/36 (d)	9,680,874	9,809,252
5.534% 1/1/36 (d)	5,884,807	5,976,487
5.552% 4/1/37 (d)	1,995,488	2,030,181
5.583% 1/1/37 (d)	9,722,443	9,899,703
5.601% 3/1/35 (d)	18,804,658	18,988,173
5.641% 4/1/36 (d)	5,673,450	5,768,276
5.735% 10/1/35 (d)	1,315,018	1,335,253
5.745% 5/1/37 (d)	21,450,912	21,766,176
5.751% 1/1/36 (d)	1,734,611	1,760,819
5.779% 3/1/37 (d)	10,949,050	11,103,136
5.791% 4/1/37 (d)	10,215,561	10,368,090
5.804% 11/1/36 (d)	18,521,175	18,874,152
5.811% 6/1/37 (d)	7,849,159	7,980,091
5.829% 5/1/37 (d)	3,485,198	3,535,964
5.832% 5/1/37 (d)	1,748,048	1,774,706
5.946% 4/1/36 (d)	35,393,525	36,067,488
6% 2/1/17 to 5/1/38	211,758,331	215,289,376
6% 9/1/38 (a)(b)	206,000,000	207,612,774
6% 9/1/38 (a)	100,000,000	100,782,900
6% 9/11/38 (a)	100,000,000	100,782,900
6.021% 6/1/36 (d)	3,479,132	3,545,952
6.083% 6/1/37 (d)	1,933,194	1,975,010
6.128% 1/1/35 (d)	59,424	59,609
6.133% 4/1/37 (d)	3,306,951	3,370,345
6.17% 6/1/36 (d)	4,509,534	4,617,438
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
6.182% 7/1/36 (d)	$ 22,939,069	$ 23,466,461
6.218% 5/1/36 (d)	3,028,695	3,096,771
6.263% 3/1/36 (d)	11,524,322	11,798,728
6.273% 12/1/36 (d)	6,497,168	6,655,725
6.286% 3/1/37 (d)	9,678,623	9,912,226
6.383% 7/1/36 (d)	3,533,774	3,614,496
6.417% 6/1/37 (d)	851,113	873,119
6.422% 12/1/36 (d)	6,770,490	6,944,207
6.425% 10/1/36 (d)	26,690,074	27,362,477
6.479% 9/1/36 (d)	17,263,184	17,705,915
6.489% 3/1/33 (d)	246,070	248,813
6.497% 8/1/37 (d)	1,548,779	1,587,833
6.5% 4/1/11 to 8/1/47	97,129,294	100,393,797
6.5% 9/1/38 (a)	40,000,000	41,075,408
6.501% 8/1/36 (d)	6,487,711	6,644,026
6.533% 7/1/36 (d)	29,585,604	30,326,516
6.585% 12/1/36 (d)	15,568,943	16,026,296
6.613% 7/1/36 (d)	11,912,681	12,278,687
6.639% 6/1/37 (d)	1,485,438	1,524,459
6.641% 8/1/37 (d)	5,993,333	6,160,176
6.644% 6/1/36 (d)	2,160,611	2,223,703
6.71% 8/1/36 (d)	5,073,451	5,211,170
7% 6/1/21 to 9/1/36	33,506,507	35,206,197
7.153% 2/1/37 (d)	1,146,328	1,182,867
7.5% 9/1/15 to 4/1/37	7,393,466	7,791,508
7.581% 4/1/37 (d)	770,532	795,093
7.7% 8/1/36 (d)	72,060	74,469
8% 7/1/16 to 1/1/37	1,727,717	1,839,712
8.5% 9/1/19 to 1/1/28	602,932	655,318
9% 10/1/16	7,663	8,219
9.5% 10/1/08 to 9/1/18	6,742	6,765
10.5% 5/1/09 to 9/1/13	1,886	1,922
11% 8/1/15 to 9/1/20	113,766	127,917
11.5% 10/1/15	5,475	6,188
12% 2/1/13 to 7/1/15	2,965	3,282
13.5% 12/1/14	26,214	30,074
		3,183,737,775
Government National Mortgage Association - 12.9%
5% 5/15/33 to 2/15/38	59,646,500	58,465,114
5.25% 7/20/34 (d)	1,751,374	1,757,410
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Government National Mortgage Association - continued
5.5% 4/15/29 to 3/15/38	$ 30,202,895	$ 30,282,336
5.5% 9/1/38 (a)	53,000,000	52,470,000
5.5% 9/1/38 (a)	8,000,000	7,983,598
5.5% 9/1/38 (a)	15,000,000	14,969,246
5.5% 9/1/38 (a)	47,000,000	46,530,000
5.5% 9/1/38 (a)	15,000,000	14,850,000
5.5% 9/1/38 (a)	20,000,000	19,800,000
5.5% 9/1/38 (a)(b)	50,000,000	49,500,000
5.5% 9/1/38 (a)	45,000,000	44,550,000
5.5% 9/1/38 (a)(b)	30,000,000	29,700,000
5.5% 9/1/38 (a)	30,000,000	29,700,000
5.5% 10/1/38 (a)	20,000,000	19,740,624
6% 10/15/08 to 12/15/35	47,393,758	48,399,413
6% 9/1/38 (a)(b)	49,000,000	49,543,596
6% 9/1/38 (a)(b)	51,000,000	51,565,784
6% 9/1/38 (a)	70,000,000	70,776,566
6% 9/1/38 (a)	90,000,000	90,998,442
6% 9/1/38 (a)(b)	110,000,000	111,220,318
6% 9/1/38 (a)(b)	50,000,000	50,554,690
6% 9/1/38 (a)	49,000,000	49,543,596
6% 9/1/38 (a)	75,000,000	76,096,943
6.5% 6/15/23 to 10/15/36	89,988,501	94,355,341
7% 6/15/22 to 3/15/33	27,111,216	28,541,983
7.5% 1/15/17 to 1/15/32	11,798,564	12,651,494
8% 8/15/16 to 3/15/32	3,629,062	3,915,079
8.5% 11/15/16 to 1/15/31	617,634	679,725
9% 3/15/10 to 1/15/23	78,223	85,535
9.5% 12/15/20 to 3/15/23	27,886	31,252
10.5% 5/20/16 to 1/20/18	111,837	127,765
11% 7/20/13 to 7/20/20	138,726	156,791
		1,159,542,641
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $11,656,244,081)		11,707,996,886
Asset-Backed Securities - 2.2%

Ameriquest Mortgage Securities, Inc. Series 2006-M3 Class A2A, 2.5219% 10/25/36 (d)	2,551,533	2,482,164
Bear Stearns Asset Backed Securities I Trust Series 2007-HE3 Class 1A1, 2.5919% 4/25/37 (d)	3,783,660	3,469,733
Asset-Backed Securities - continued
	Principal Amount	Value
Citigroup Mortgage Loan Trust:
Series 2006-HE2 Class A2A, 2.5113% 8/26/36 (d)	$ 498,076	$ 482,667
Series 2006-NC2 Class A2A, 2.5013% 9/25/36 (d)	905,858	874,153
Series 2006-WF2 Class A2B, 5.735% 5/25/36	3,105,125	3,073,105
Series 2007-AMC4 Class M1, 2.7419% 5/25/37 (d)	2,235,000	453,146
Countrywide Asset-Backed Certificates Trust:
Series 2006-13 Class 1AF1, 2.5919% 1/25/37 (d)	327,976	320,596
Series 2007-BC2 Class 2A1, 2.5619% 6/25/37 (d)	3,719,416	3,618,877
Credit-Based Asset Servicing and Securitization Trust Series 2006-CB7 Class A2, 2.5319% 10/25/36 (d)	2,265,253	2,089,695
First Franklin Mortgage Loan Trust:
Series 2005-FF10 Class A4, 2.7919% 11/25/35 (d)	18,066,000	16,423,132
Series 2005-FF9 Class A3, 2.7519% 10/25/35 (d)	52,318,430	40,881,935
Series 2006-FF5 Class 2A2, 2.5819% 4/25/36 (d)	3,095,281	2,983,077
Fremont Home Loan Trust Series 2006-3 Class 2A1, 2.5419% 2/25/37 (d)	195,149	188,928
Home Equity Asset Trust Series 2006-8 Class 2A1, 2.5219% 3/25/37 (d)	305,636	283,525
HSBC Home Equity Loan Trust Series 2007-2 Class A3V, 2.6906% 7/21/36 (d)	3,255,000	2,005,894
JPMorgan Mortgage Acquisition Trust Series 2006-WF1:
Class A1A, 5.6% 7/25/36	477,756	475,219
Class A1B, 2.5719% 7/25/36 (d)	1,596,867	1,587,386
Long Beach Mortgage Loan Trust:
Series 2006-1 Class 2A2, 2.6119% 2/25/36 (d)	717,098	707,238
Series 2006-10 Class 2A3, 2.6319% 11/25/36 (d)	6,000,000	2,535,000
Series 2006-2 Class 2A2, 2.6019% 3/25/36 (d)	5,280,934	5,172,839
Series 2006-8 Class 2A1, 2.5119% 9/25/36 (d)	2,107,316	2,029,609
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 2.6819% 5/25/47 (d)	4,190,000	2,483,700
MASTR Asset Backed Securities Trust Series 2006-HE1 Class A2, 2.6119% 1/25/36 (d)	1,662,279	1,645,915
Merrill Lynch Alternative Note Asset Trust Series 2007-OAR1 Class A1, 2.6419% 2/25/37 (d)	10,005,029	6,835,356
Merrill Lynch Mortgage Investors Trust:
Series 2005-FM1 Class A2D, 2.8519% 5/25/36 (d)	7,577,000	6,657,107
Series 2006-MLN1 Class A2A, 2.5419% 7/25/37 (d)	3,374,318	3,216,147
Morgan Stanley ABS Capital I Trust:
Series 2006-HE6 Class A2A, 2.5119% 9/25/36 (d)	5,863,725	5,655,744
Series 2007-HE2 Class A2A, 2.5119% 1/25/37 (d)	563,711	518,967
Series 2007-HE4 Class A2A, 2.5819% 2/25/37 (d)	528,694	486,894
Series 2007-NC3 Class A2A, 2.5319% 5/25/37 (d)	256,031	232,828
Asset-Backed Securities - continued
	Principal Amount	Value
Morgan Stanley Capital I Trust Series 2006-HE1 Class M2, 2.8619% 1/25/36 (d)	$ 3,909,000	$ 690,193
Morgan Stanley Home Equity Loans Trust Series 2007-2 Class A1, 2.5719% 4/25/37 (d)	5,743,424	5,304,592
Morgan Stanley IXIS Real Estate Capital Trust Series 2006-2 Class A1, 2.5219% 11/25/36 (d)	908,111	888,388
National Collegiate Student Loan Trust Series 2007-2 Class AIO, 6.7% 7/25/12 (e)	21,050,000	4,674,153
New Century Home Equity Loan Trust Series 2005-A Class A2, 4.461% 8/25/35 (d)	570,029	563,762
Nomura Home Equity Loan Trust Series 2006-AF1 Class A1, 6.032% 10/25/36	1,238,931	1,184,457
NovaStar Mortgage Funding Trust:
Series 2006-5 Class A2A, 2.5419% 11/25/36 (d)	258,908	257,815
Series 2006-6 Class A2A, 2.5419% 1/25/37 (d)	1,188,754	1,078,556
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 2.5619% 5/25/37 (d)	1,470,906	1,375,068
Series 2007-6 Class 2A1, 2.5319% 7/25/37 (d)	1,811,781	1,698,545
Ownit Mortgage Loan Trust:
Series 2006-2 Class A2A, 2.5519% 1/25/37 (d)	289,762	287,317
Series 2006-6 Class A2A, 2.5319% 9/25/37 (d)	6,795,665	6,501,542
People's Choice Financial Realty Mortgage Securities Trust Series 2006-1 Class 1A1, 2.5419% 9/25/36 (d)	5,302,599	5,139,380
Residential Asset Securities Corp. Series 2007-KS2 Class AI1, 2.5419% 2/25/37 (d)	3,069,162	2,992,433
Securitized Asset Backed Receivables LLC Trust:
Series 2006-FR4 Class A2A, 2.5519% 8/25/36 (d)	2,730,951	2,537,652
Series 2007-NC1 Class A2A, 2.5219% 12/25/36 (d)	1,874,297	1,738,118
Soundview Home Loan Trust Series 2006-WF1 Class A1F, 5.998% 10/25/36	1,320,228	1,290,937
Structured Asset Securities Corp. Series 2007-BC4 Class A3, 2.7219% 11/25/37 (d)	19,983,936	17,710,484
Structured Asset Securities Corp. Mortgage Loan Trust Series 2007-OSI Class A2, 2.5619% 6/25/37 (d)	10,068,045	9,048,656
WaMu Asset-Backed Certificates Series 2007-HE2 Class 2A1, 2.5819% 4/25/37 (d)	1,577,181	1,489,944
Wells Fargo Home Equity Trust:
Series 2006-2 Class A2, 2.5719% 7/25/36 (d)	9,000,000	7,846,875
Series 2007-2 Class A1, 2.5619% 4/25/37 (d)	5,148,571	4,737,489
TOTAL ASSET-BACKED SECURITIES (Cost $228,141,773)		198,906,932
Collateralized Mortgage Obligations - 12.6%
	Principal Amount	Value
Private Sponsor - 4.6%
Banc of America Mortgage Securities, Inc.:
sequential payer Series 2004-E Class 2A3, 4.1098% 6/25/34 (d)	$ 282,910	$ 281,702
Series 2003-H Class 2A3, 4.3077% 9/25/33 (d)	4,104,383	3,920,854
Series 2003-J Class 2A2, 4.3889% 11/25/33 (d)	3,489,291	3,331,840
Series 2003-L Class 2A1, 3.9669% 1/25/34 (d)	6,821,462	6,200,109
Series 2004-1 Class 2A2, 4.6836% 10/25/34 (d)	8,652,452	8,011,656
Series 2004-A:
Class 2A1, 3.5464% 2/25/34 (d)	2,407,240	2,198,329
Class 2A2, 4.0974% 2/25/34 (d)	9,931,303	9,213,969
Series 2004-B Class 2A2, 4.0834% 3/25/34 (d)	3,435,039	3,129,430
Series 2004-D Class 2A1, 3.6153% 5/25/34 (d)	1,220,096	1,118,185
Series 2004-F Class 2A6, 4.1444% 7/25/34 (d)	4,258,000	4,149,007
Series 2004-J:
Class 1A2, 6.3686% 11/25/34 (d)	3,198,145	2,934,554
Class 2A1, 4.7623% 11/25/34 (d)	3,830,922	3,564,967
Series 2004-L Class 2A1, 4.3681% 1/25/35 (d)	4,475,636	4,135,595
Series 2005-D Class 2A7, 4.7865% 5/25/35 (d)	4,480,000	3,646,697
Series 2005-H:
Class 1A1, 4.9261% 9/25/35 (d)	1,216,670	1,121,807
Class 2A2, 4.8029% 9/25/35 (d)	7,774,552	7,024,953
Bear Stearns Adjustable Rate Mortgage Trust:
Series 2003-6 Class 1A2, 4.8622% 8/25/33 (d)	9,786,823	9,234,398
Series 2004-10 Class 11A1, 5.9712% 1/25/35 (d)	4,738,771	3,642,072
Chase Mortgage Finance Trust:
Series 2007-A1 Class 1A5, 4.3742% 2/25/37 (d)	5,395,048	5,098,320
Series 2007-A2 Class 2A1, 4.2836% 7/25/37 (d)	3,247,101	2,985,083
Citigroup Mortgage Loan Trust:
Series 2003-HYB3 Class 1A, 5.3996% 9/25/34 (d)	3,245,448	2,561,733
Series 2004-UST1:
Class A3, 4.2965% 8/25/34 (d)	13,010,383	11,872,170
Class A4, 4.4034% 8/25/34 (d)	10,461,684	9,526,026
Series 2006-AR7 Class 1A1, 6.5839% 11/25/36 (d)	1,004,347	725,598
Countrywide Home Loans, Inc. Series 2003-56 Class 6A1, 4.8368% 12/25/33 (d)	8,992,622	8,459,758
Credit Suisse First Boston Mortgage Securities Corp. floater Series 2007-AR7 Class 2A1, 4.5993% 11/25/34 (d)	3,974,665	3,696,503
First Horizon Mortgage pass-thru Trust Series 2004-AR5:
Class 1A1, 6.4113% 10/25/34 (d)	1,637,907	1,522,292
Class 2A1, 5.1134% 10/25/34 (d)	17,570,363	16,203,926
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Granite Master Issuer PLC floater Series 2005-4 Class C2, 3.36% 12/20/54 (d)	$ 3,231,304	$ 2,981,136
GSR Mortgage Loan Trust:
Series 2004-11 Class 1A1, 5.4401% 9/25/34 (d)	2,102,768	1,917,898
Series 2005-AR4 Class 3A5, 4.7605% 7/25/35 (d)	4,255,000	3,314,070
Series 2007-AR2 Class 2A1, 4.8351% 4/25/35 (d)	3,967,989	3,690,003
JPMorgan Mortgage Trust:
sequential payer Series 2006-A5 Class 3A5, 5.9485% 8/25/36 (d)	12,322,000	11,002,844
Series 2004-A1 Class 2A1, 4.472% 2/25/34 (d)	9,335,550	8,719,823
Series 2004-A3 Class 4A1, 4.2955% 7/25/34 (d)	23,644,805	21,895,936
Series 2006-A2 Class 5A1, 3.7741% 11/25/33 (d)	29,147,523	27,476,207
Merrill Lynch Mortgage Investors Trust:
Series 2004-A4 Class A1, 4.232% 8/25/34 (d)	16,200,714	15,109,024
Series 2005-A2:
Class A2, 4.4879% 2/25/35 (d)	9,769,897	8,967,315
Class A7, 4.4879% 2/25/35 (d)	13,813,000	12,015,487
Series 2006-A6 Class A4, 4.191% 10/25/33 (d)	15,000,195	13,636,340
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 4.7027% 10/25/35 (d)	6,150,148	5,668,930
Residential Funding Mortgage Securities I, Inc. Series 2004-SA1 Class A2, 4.2941% 7/25/34 (d)	9,591,029	8,792,271
Structured Asset Securities Corp.:
Series 2003-15A Class 4A, 5.4576% 4/25/33 (d)	7,428,060	6,869,320
Series 2003-20 Class 1A1, 5.5% 7/25/33	4,882,943	4,431,271
WaMu Mortgage pass-thru certificates:
planned amortization class Series 2003-S4 Class 2A5, 4.5% 6/25/33	5,000,000	4,675,000
Series 2003-AR10 Class A7, 4.0567% 10/25/33 (d)	39,020,000	36,172,636
Series 2003-AR8 Class A, 4.03% 8/25/33 (d)	8,032,819	7,388,675
Series 2004-AR7 Class A6, 3.9397% 7/25/34 (d)	2,045,000	2,012,714
Series 2005-AR3 Class A2, 4.6363% 3/25/35 (d)	18,428,372	16,625,413
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-EE Class 2A2, 4.0025% 12/25/34 (d)	8,488,877	7,702,162
Series 2004-W:
Class A1, 4.5509% 11/25/34 (d)	7,546,660	6,854,239
Class A9, 4.5509% 11/25/34 (d)	16,510,000	13,624,443
Series 2005-AR10 Class 2A2, 4.1082% 6/25/35 (d)	6,407,613	5,840,956
Series 2005-AR12:
Class 2A5, 4.3173% 7/25/35 (d)	4,840,000	4,098,089
Class 2A6, 4.3173% 7/25/35 (d)	5,243,478	4,784,260
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Wells Fargo Mortgage Backed Securities Trust: - continued
Series 2005-AR2 Class 1A2, 4.6391% 3/25/35 (d)	$ 7,814,897	$ 6,492,038
Series 2005-AR3 Class 2A1, 4.2121% 3/25/35 (d)	1,858,472	1,698,480
TOTAL PRIVATE SPONSOR		413,968,513
U.S. Government Agency - 8.0%.
Fannie Mae:
floater Series 2002-94 Class FB, 2.8719% 1/25/18 (d)	4,330,304	4,291,183
planned amortization class:
Series 1996-28 Class PK, 6.5% 7/25/25	2,355,764	2,434,260
Series 2006-105 Class MD, 5.5% 6/25/35	4,664,000	4,590,491
Series 2006-45 Class OP, 6/25/36 (f)	8,841,145	6,568,043
Series 1993-165 Class SH, 12.7285% 9/25/23 (d)	640,583	609,138
Series 1999-17 Class PG, 6% 4/25/29	23,701,092	24,175,098
Series 2003-22 6% 4/25/33 (e)	18,253,151	4,609,497
Series 2007-116 Class PB, 5.5% 8/25/35	18,482,144	18,416,044
Fannie Mae STRIP:
Series 339:
Class 29, 5.5% 7/1/18 (e)	9,541,577	1,502,798
Class 5, 5.5% 7/1/33 (e)	10,097,855	2,485,082
Series 343 Class 16, 5.5% 5/1/34 (e)	7,272,451	1,775,933
Series 348 Class 14, 6.5% 8/1/34 (e)	4,316,165	847,047
Series 351:
Class 12, 5.5% 4/1/34 (e)	3,252,018	784,549
Class 13, 6% 3/1/34 (e)	4,129,966	959,424
Series 359, Class 19 6% 7/1/35 (e)	4,129,840	957,607
Fannie Mae subordinate REMIC pass-thru certificates:
floater:
Series 2002-18 Class FD, 3.2719% 2/25/32 (d)	1,144,979	1,144,922
Series 2002-39 Class FD, 3.4656% 3/18/32 (d)	1,267,020	1,276,371
Series 2002-60 Class FV, 3.4719% 4/25/32 (d)	2,984,011	2,984,024
Series 2002-63 Class FN, 3.4719% 10/25/32 (d)	2,956,868	2,981,883
Series 2002-7 Class FC, 3.2219% 1/25/32 (d)	1,659,609	1,655,974
planned amortization class:
Series 1999-32 Class PL, 6% 7/25/29	16,775,062	17,063,709
Series 2001-52 Class YZ, 6.5% 10/25/31	917,509	946,037
Series 2001-63 Class TC, 6% 12/25/31	16,685,000	16,897,237
Series 2001-64 Class QH, 6% 11/25/31	31,593,196	32,045,870
Series 2001-72 Class NZ, 6% 12/25/31	4,867,818	4,929,183
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Fannie Mae subordinate REMIC pass-thru certificates: - continued
planned amortization class:
Series 2002-52 Class PB, 6% 2/25/32	$ 13,214,626	$ 13,474,453
Series 2005-14 Class ME, 5% 10/25/33	6,813,000	6,563,121
Series 2005-73 Class SA, 11.1231% 8/25/35 (d)	7,472,574	7,496,781
sequential payer:
Series 2001-20 Class Z, 6% 5/25/31	21,206,734	21,606,203
Series 2001-31 Class ZC, 6.5% 7/25/31	8,931,628	9,336,799
Series 2002-79 Class Z, 5.5% 11/25/22	13,703,796	13,579,101
Series 2003-112 Class AN, 4% 11/25/18	16,358,000	15,407,607
Series 2003-80 Class CG, 6% 4/25/30	2,497,088	2,574,109
Series 2004-3 Class BA, 4% 7/25/17	906,576	896,008
Series 2004-70 Class GB, 4.5% 1/25/32	5,961,966	5,662,194
Series 2004-91 Class AH, 4.5% 5/25/29	628,664	622,493
Series 1999-33 Class PK, 6% 7/25/29	11,527,660	11,730,226
Series 2001-63 Class PG, 6% 12/25/31	8,446,700	8,562,908
Series 2001-74 Class QE, 6% 12/25/31	8,055,828	8,170,952
Series 2003-21 Class SK, 5.6281% 3/25/33 (d)(e)	3,643,563	502,596
Series 2003-3 Class HS, 5.1781% 9/25/16 (d)(e)	306,554	16,511
Series 2003-35:
Class BS, 4.5281% 4/25/17 (d)(e)	3,333,030	184,671
Class TQ, 5.0281% 5/25/18 (d)(e)	3,746,116	408,054
Series 2003-42 Class SJ, 4.5781% 11/25/22 (d)(e)	4,702,065	457,927
Series 2004-54 Class SW, 3.5281% 6/25/33 (d)(e)	16,854,139	990,069
Series 2004-56 Class SE, 5.0781% 10/25/33 (d)(e)	23,905,712	2,781,179
Series 2007-36:
Class GO, 4/25/37 (f)	4,497,758	3,348,484
Class PO, 4/25/37 (f)	6,165,513	4,567,059
Class SB, 4.1281% 4/25/37 (d)(e)	79,889,804	6,815,639
Class SG, 4.1281% 4/25/37 (d)(e)	58,239,848	5,242,984
Series 2007-57 Class SA, 25.7887% 6/25/37 (d)	16,367,620	21,339,654
Series 2007-66:
Class SA, 24.7687% 7/25/37 (d)	14,359,841	18,266,633
Class SB, 24.7687% 7/25/37 (d)	5,825,211	7,385,982
Freddie Mac:
floater:
Series 3033 Class TF, 0% 9/15/35 (d)	573,374	481,634
Series 3318:
Class CY, 0% 11/15/36 (d)	981,581	956,734
Class GY, 0% 5/15/37 (d)	1,121,909	1,068,093
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac: - continued
planned amortization class:
Series 2095 Class PE, 6% 11/15/28	$ 21,135,703	$ 21,432,329
Series 2101 Class PD, 6% 11/15/28	2,008,569	2,047,002
Series 2162 Class PH, 6% 6/15/29	2,154,539	2,181,567
Series 3225 Class EO, 10/15/36 (f)	11,207,399	8,337,374
Series 3030 Class SL, 3.6331% 9/15/35 (d)(e)	45,109,778	2,914,516
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2410 Class PF, 3.4469% 2/15/32 (d)	11,258,883	11,295,382
Series 2412 Class FK, 3.2669% 1/15/32 (d)	864,622	864,207
Series 2423 Class FA, 3.3669% 3/15/32 (d)	2,060,790	2,069,631
Series 2424 Class FM, 3.4669% 3/15/32 (d)	1,960,046	1,976,472
Series 2432:
Class FE, 3.3669% 6/15/31 (d)	2,090,151	2,099,954
Class FG, 3.3669% 3/15/32 (d)	803,446	806,604
Series 2534 Class FI, 3.3669% 2/15/32 (d)	15,832,159	15,787,177
Series 3066 Class HF, 0% 1/15/34 (d)	238,561	212,341
Series 3129 Class MF, 0% 7/15/34 (d)	1,754,197	1,743,093
Series 3222 Class HF, 0% 9/15/36 (d)	2,665,988	2,681,078
Series 3298 Class CF, 0% 8/15/36 (d)	1,886,019	2,046,331
planned amortization class:
Series 2006-15 Class OP, 3/25/36 (f)	10,801,642	7,716,207
Series 2121 Class MG, 6% 2/15/29	8,333,148	8,433,282
Series 2131 Class BG, 6% 3/15/29	54,504,243	55,520,448
Series 2137 Class PG, 6% 3/15/29	8,457,800	8,555,882
Series 2154 Class PT, 6% 5/15/29	12,352,681	12,491,592
Series 2425 Class JH, 6% 3/15/17	5,228,473	5,394,032
Series 2488 Class PR, 6% 8/15/32	6,671,042	6,756,248
Series 2585 Class KS, 5.1331% 3/15/23 (d)(e)	2,608,038	271,399
Series 2590 Class YR, 5.5% 9/15/32 (e)	574,091	172,515
Series 2665 Class PB, 3.5% 6/15/23	611,124	611,281
Series 3258 Class PM, 5.5% 12/15/36	12,440,323	12,616,657
sequential payer:
Series 2274 Class ZM, 6.5% 1/15/31	3,040,094	3,152,813
Series 2303 Class ZV, 6% 4/15/31	5,807,354	5,891,908
Series 2417 Class KZ, 6% 2/15/32	5,935,115	6,041,013
Series 2467 Class NB, 5% 7/15/17	7,939,000	8,077,726
Series 2502 Class ZC, 6% 9/15/32	6,291,020	6,313,788
Series 2504 Class Z, 6% 9/15/32	9,331,557	9,449,133
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
sequential payer:
Series 2564 Class ES, 5.1331% 2/15/22 (d)(e)	$ 4,011,100	$ 348,098
Series 2575 Class ID, 5.5% 8/15/22 (e)	717,453	119,241
Series 2675 Class CB, 4% 5/15/16	386,582	384,656
Series 2683 Class JA, 4% 10/15/16	415,448	412,311
Series 2750 Class ZT, 5% 2/15/34	12,855,344	10,938,803
Series 2817 Class SD, 4.5831% 7/15/30 (d)(e)	6,989,172	625,060
Series 2902 Class LZ, 5.5% 9/15/31	36,386,692	36,106,198
Series 3204 Class VB, 5% 3/15/25	6,632,403	6,341,994
Series 3266 Class D, 5% 1/15/22	11,000,000	10,913,457
Series 2844:
Class SC, 30.7653% 8/15/24 (d)	548,253	723,030
Class SD, 54.3806% 8/15/24 (d)	806,581	1,548,839
Series 2957 Class SW, 3.5331% 4/15/35 (d)(e)	27,813,454	1,616,796
Series 3002 Class SN, 4.0331% 7/15/35 (d)(e)	27,926,179	2,475,097
Ginnie Mae guaranteed REMIC pass-thru securities:
planned amortization class:
Series 1993-13 Class PD, 6% 5/20/29	12,552,587	12,755,461
Series 2006-50:
Class JC, 5% 6/20/36	31,031,879	30,187,362
Class JD, 5% 9/20/36	2,512,120	2,340,340
Series 2003-11 Class S, 4.0844% 2/16/33 (d)(e)	20,318,468	1,379,140
Series 2004-32 Class GS, 4.0344% 5/16/34 (d)(e)	5,804,855	441,203
Series 2007-18 Class S, 4.3344% 4/16/37 (d)(e)	37,178,422	2,804,689
Series 2007-32 Class XA, 0% 5/20/36 (d)	4,686,286	5,210,803
Series 2007-35 Class SC, 25.4062% 6/16/37 (d)	698,768	902,571
TOTAL U.S. GOVERNMENT AGENCY		721,964,393
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,147,472,743)		1,135,932,906
Commercial Mortgage Securities - 0.4%
	Principal Amount	Value
Ginnie Mae guaranteed Multi-family REMIC pass-thru securities sequential payer Series 2002-35 Class C, 5.8724% 10/16/23 (d)	$ 601,154	$ 608,899
Ginnie Mae guaranteed REMIC pass-thru securities sequential payer Series 2003-59 Class D, 3.654% 10/16/27	35,005,000	34,277,673
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $35,643,542)		34,886,572
Cash Equivalents - 5.8%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 2.12%, dated 8/29/08 due 9/2/08 (Collateralized by U.S. Government Obligations) # (Cost $516,714,000)	$ 516,835,756	516,714,000
TOTAL INVESTMENT PORTFOLIO - 151.2% (Cost $13,584,216,139)		13,594,437,296
NET OTHER ASSETS - (51.2)%		(4,601,886,392)
NET ASSETS - 100%		$ 8,992,550,904
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Sold
Treasury Contracts
995 CBOT 2 Year U.S. Treasury Notes Index Contracts	Jan. 2009	$ 211,219,844	$ (128,356)
The face value of futures sold as a percentage of net assets - 2.3%
Swap Agreements
	Expiration Date	Notional Amount	Value
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 3.31% with Citibank	Sept. 2010	$ 75,000,000	$ 27,803
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 3.33% with Credit Suisse First Boston	August 2010	184,000,000	(56,635)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 4.13% with Bank of America	August 2013	133,000,000	(601,559)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 4.58% with Lehman Brothers, Inc.	August 2018	34,000,000	(251,587)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 4.61% with Citibank	August 2018	45,000,000	(422,379)
Receive semi-annually a fixed rate equal to 4.758% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	April 2038	17,000,000	65,853
		$ 488,000,000	$ (1,238,504)
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) A portion of the security is subject to a forward commitment to sell.
(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end the value of securities pledged amounted to $2,883,051.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(e) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(f) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$516,714,000 due 9/02/08 at 2.12%
ABN AMRO Bank N.V., New York Branch	$ 14,974,260
Banc of America Securities LLC	40,480,486
Bank of America, NA	149,742,599
Barclays Capital, Inc.	269,535,868
Greenwich Capital Markets, Inc.	14,974,260
ING Financial Markets LLC	19,519,397
RBC Capital Markets Corp.	7,487,130
$ 516,714,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Ultra-Short Central Fund	$ 26,694,131
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Ultra-Short Central Fund	$ 1,501,274,355	$ 125,008,002	$ 1,537,754,931	$ -	0.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2008

Assets
Investment in securities, at value (including repurchase agreements of $516,714,000) - See accompanying schedule: Unaffiliated issuers (cost $13,584,216,139)		$ 13,594,437,296
Commitment to sell securities on a delayed delivery basis	$ (2,653,790,428)
Receivable for securities sold on a delayed delivery basis	2,640,228,476	(13,561,952)
Receivable for investments sold, regular delivery		143,794,933
Interest receivable		48,645,453
Unrealized appreciation on swap agreements		93,656
Total assets		13,773,409,386

Liabilities
Payable to custodian bank	$ 218,776
Payable for investments purchased Regular delivery	316,795,720
Delayed delivery	4,460,485,983
Unrealized depreciation on swap agreements	1,332,160
Payable for daily variation on futures contracts	93,296
Other payables and accrued expenses	1,932,547
Total liabilities		4,780,858,482

Net Assets		$ 8,992,550,904
Net Assets consist of:
Paid in capital		$ 8,997,258,559
Net unrealized appreciation (depreciation) on investments		(4,707,655)
Net Assets, for 91,609,026 shares outstanding		$ 8,992,550,904
Net Asset Value, offering price and redemption price per share ($8,992,550,904 ÷ 91,609,026 shares)		$ 98.16

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended August 31, 2008

Investment Income
Interest		$ 458,512,509
Income from Fidelity Central Funds		26,694,131
Total income		485,206,640

Expenses
Custodian fees and expenses	$ 445,445
Independent directors' compensation	38,299
Total expenses before reductions	483,744
Expense reductions	(62,811)	420,933
Net investment income		484,785,707
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	27,121,669
Fidelity Central Funds	(163,271,831)
Futures contracts	(2,454,298)
Swap agreements	29,511,953
Total net realized gain (loss)		(109,092,507)
Change in net unrealized appreciation (depreciation) on: Investment securities	108,139,620
Futures contracts	(128,356)
Swap agreements	(8,523,743)
Delayed delivery commitments	(10,880,494)
Total change in net unrealized appreciation (depreciation)		88,607,027
Net gain (loss)		(20,485,480)
Net increase (decrease) in net assets resulting from operations		$ 464,300,227

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended August 31, 2008	For the period November 27, 2006 (commencement of operations) to August 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 484,785,707	$ 320,782,465
Net realized gain (loss)	(109,092,507)	(83,138,052)
Change in net unrealized appreciation (depreciation)	88,607,027	(58,907,623)
Net increase (decrease) in net assets resulting from operations	464,300,227	178,736,790
Distributions to partners from net investment income	(485,166,879)	(320,386,448)
Affiliated share transactions Proceeds from sales of shares	1,417,533,311	1,738,485,436
Contributions in-kind	-	7,140,674,090
Reinvestment of distributions	485,166,878	114,456,703
Cost of shares redeemed	(1,508,157,466)	(233,091,738)
Net increase (decrease) in net assets resulting from share transactions	394,542,723	8,760,524,491
Total increase (decrease) in net assets	373,676,071	8,618,874,833

Net Assets
Beginning of period	8,618,874,833	-
End of period	$ 8,992,550,904	$ 8,618,874,833
Other Information Shares
Sold	14,329,553	17,473,187
Issued for in-kind contributions	-	71,406,741
Issued in reinvestment of distributions	4,902,505	1,165,697
Redeemed	(15,329,062)	(2,339,595)
Net increase (decrease)	3,902,996	87,706,030

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended August 31,

2008

2007 H

Selected Per-Share Data
Net asset value, beginning of period	$ 98.27	$ 100.00
Income from Investment Operations
Net investment income D	5.222	4.024
Net realized and unrealized gain (loss)	(.102)	(1.731)
Total from investment operations	5.120	2.293
Distributions to partners from net investment income	(5.230)	(4.023)
Net asset value, end of period	$ 98.16	$ 98.27
Total Return B, C	5.30%	2.33%
Ratios to Average Net Assets E, I
Expenses before reductions	.01%	.01% A
Expenses net of fee waivers, if any	-% G	.01% A
Expenses net of all reductions	-% G	.01% A
Net investment income	5.29%	5.34% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,992,551	$ 8,618,875
Portfolio turnover rate F	454%	450% A, J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Amount represents less than .01%.

H For the period November 27, 2006 (commencement of operations) to August 31, 2007.

I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2008

1. Organization.

Fidelity Mortgage Backed Securities Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios II LLC (the LLC) and is authorized to issue an unlimited number of shares. The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company. Each Fund in the LLC is a separate partnership for tax purposes. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds). The Board of Directors may permit the purchase of shares (for cash, securities or other consideration) and admit new Eligible Accredited Investors into each Fund, in accordance with the Partnership Agreement.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Ultra-Short Central Fund	Fidelity Investments Money Management, Inc. (FIMM)	Seeks to obtain a high level of current income consistent with preservation of capital by investing in U.S. dollar denominated money market and investment-grade debt securities.	Futures Repurchase Agreements Restricted Securities Swap Agreements

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

Annual Report

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Directors to value its investments. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Directors. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 pm Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from other Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Expenses. Most expenses of the LLC can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the LLC. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Partners. No provision has been made for federal income taxes because all income and expenses and gain/loss (realized and unrealized) are allocated daily to the partners, based on their capital balances, for inclusion in their individual income tax returns.

Distributions are declared daily and paid monthly from net investment income on a book basis, except for certain items such as market discount and financing transactions which are deemed distributed based on allocations to the partners and are reclassified to paid in capital. Due to the Fund's partnership structure, paid in capital includes net realized gain/loss on investments.

The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service (IRS).

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 117,741,981
Unrealized depreciation	(106,707,821)
Net unrealized appreciation (depreciation)	$ 11,034,160
Cost for federal income tax purposes	$ 13,583,403,136

New Accounting Pronouncements. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements.

In addition, in March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for reporting periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the effect derivatives have on financial performance.

Annual Report

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the fund's Statement of Assets and Liabilities under the caption "Delayed delivery." Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain

Annual Report

Notes to Financial Statements - continued

4. Operating Policies - continued

Futures Contracts - continued

percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms.

Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Periodic payments received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements."

Mortgage Dollar Rolls. The Fund may enter into dollar rolls in which the Fund sells mortgage-backed securities, realizing a gain or loss, and simultaneously agrees to repurchase substantially similar securities at a future date. In addition, the Fund may enter into reverse dollar rolls in which the Fund purchases and simultaneously agrees to sell substantially similar securities at a future date. During the period between the sale and repurchase in a dollar roll transaction, the Fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other

Annual Report

4. Operating Policies - continued

Mortgage Dollar Rolls - continued

securities that are permissible investments of the Fund. During the period between the purchase and subsequent sale in a reverse dollar roll transaction, the Fund is entitled to interest and principal payments on the securities purchased. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $612,777,144 and $2,182,219,993, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with FIMM, FMR pays FIMM a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain exceptions such as interest expense.

7. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $38,299.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expense by $24,512.

8. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Notes to Financial Statements - continued

9. Credit Risk

The Fund invests a portion of its assets, directly or indirectly, in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market's perception of credit quality on structured securities have resulted in increased volatility of market price and periods of decreased market activity that have adversely impacted the valuation of certain issuers of the Fund.

Subsequent to period end, Lehman Brothers Holdings, Inc. (LBHI) and certain of its affiliates sought protection under the insolvency laws of their jurisdictions of organization, including the United States, the United Kingdom and Japan. During this period, the Fund had outstanding securities trades and other transactions with counterparties affiliated with LBHI, which may include interest rate and credit default swap agreements, and commitments to purchase securities on a delayed delivery or when-issued basis. As a result of these events, LBHI's affiliates are unable to fulfill their commitments and, in certain cases, the Fund may have terminated its trades and related agreements with the relevant entities and, where appropriate, is in the process of initiating claims for damages. FMR believes that the financial impact to the Fund relating to these events is immaterial.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Central Investment Portfolios II LLC and the Shareholders of Fidelity Mortgage Backed Securities Central Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Mortgage Backed Securities Central Fund (a fund of Fidelity Central Investment Portfolios II LLC) at August 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the periods indicated and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Mortgage Backed Securities Central Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2008 by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 23, 2008

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the Fidelity Central Investment Portfolios II LLC and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for Edward C. Johnson 3d and James C. Curvey, each of the Trustees oversees 158 funds advised by FMR or an affiliate. Messrs. Johnson and Curvey oversee 376 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (78)

Year of Election or Appointment: 2007

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007). Mr. Edward C. Johnson 3d and Mr. Arthur E. Johnson are not related.

James C. Curvey (73)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-
present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the Fidelity Central Investment Portfolios II LLC or various entities under common control with FMR. FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Albert R. Gamper, Jr. (66)

Year of Election or Appointment: 2007

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities), a member of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

George H. Heilmeier (72)

Year of Election or Appointment: 2007

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology), Compaq, Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

Arthur E. Johnson (61)

Year of Election or Appointment: 2008

Mr. Johnson serves as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor). In addition, Mr. Johnson serves as a member of the Board of Directors of AGL Resources, Inc. (holding company), and IKON Office Solutions, Inc. (document management systems and services). Mr. Arthur E. Johnson and Mr. Edward C. Johnson 3d are not related.

James H. Keyes (67)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions). Previously, Mr. Keyes served as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (61)

Year of Election or Appointment: 2007

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of McKesson Corporation (healthcare service). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (69)

Year of Election or Appointment: 2007

Mr. Wolfe is Chairman and a Director of Hershey Foods Corporation (2007-present), where prior to his retirement in 2001, he was Chairman and Chief Executive Officer. Mr. Wolfe currently serves as a member of the board of Revlon Inc. (2004-present). Previously, Mr. Wolfe served as a member of the boards of Adelphia Communications Corporation (2003-2006) and Bausch & Lomb, Inc. (1993-2007).

Advisory Board Member and Executive Officers**:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (64)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Central Investment Portfolios II LLC. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

John R. Hebble (50)

Year of Election or Appointment: 2008

President and Treasurer of Mortgage Backed Securities Central Fund. Mr. Hebble also serves as President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2008-present) and is an employee of FMR (2003-present). Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds.

Boyce I. Greer (52)

Year of Election or Appointment: 2006

Vice President of Mortgage Backed Securities Central Fund. Mr. Greer also serves as Vice President of Asset Allocation Funds (2005-present), Fixed-Income Funds (2006-present), and Money Market Funds (2006-
present). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). Mr. Greer is President and a Director of Fidelity Investments Money Management, Inc. (2007-present), and an Executive Vice President of FMR and FMR Co., Inc. (2005-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Dwight D. Churchill (54)

Year of Election or Appointment: 2008

Vice President of Mortgage Backed Securities Central Fund. Mr. Churchill also serves as Vice President of Fidelity's Bond Funds (2008-present). Mr. Churchill is Executive Vice President of FMR (2005-present), FMR Co., Inc. (2005-present) and Fidelity Investments Money Management, Inc. (2008-present). Previously, Mr. Churchill served as Senior Vice President of FMR (1997-2005) and Senior Vice President of Fidelity Investments Money Management, Inc. (2000-2006).

Scott C. Goebel (40)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of Mortgage Backed Securities Central Fund. Mr. Goebel also serves as Secretary and CLO of other Fidelity funds (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present); and Deputy General Counsel of FMR LLC. Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Nancy D. Prior (41)

Year of Election or Appointment: 2008

Assistant Secretary of Mortgage Backed Securities Central Fund. Ms. Prior also serves as Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2008-present) and is an employee of FMR (2002-present).

Holly C. Laurent (54)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of Mortgage Backed Securities Central Fund. Ms. Laurent also serves as AML Officer of other Fidelity funds (2008-present) and is an employee of FMR LLC. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (49)

Year of Election or Appointment: 2008

Chief Financial Officer of Mortgage Backed Securities Central Fund. Ms. Reynolds also serves as Chief Financial Officer of other Fidelity funds (2008-present). Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. She served as Chief Operating Officer of FPCMS from 2007 through July 2008. Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007). Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was an audit partner with PwC's investment management practice.

Michael H. Whitaker (41)

Year of Election or Appointment: 2008

Chief Compliance Officer of Mortgage Backed Securities Central Fund. Mr. Whitaker also serves as Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds (2008-present) and is an employee of FMR (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Bryan A. Mehrmann (47)

Year of Election or Appointment: 2006

Deputy Treasurer of Mortgage Backed Securities Central Fund. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Robert G. Byrnes (41)

Year of Election or Appointment: 2006

Assistant Treasurer of Mortgage Backed Securities Central Fund. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Peter L. Lydecker (54)

Year of Election or Appointment: 2006

Assistant Treasurer of Mortgage Backed Securities Central Fund. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004-present) and is an employee of FMR.

Paul M. Murphy (61)

Year of Election or Appointment: 2007

Assistant Treasurer of Mortgage Backed Securities Central Fund. Mr. Murphy also serves as Assistant Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity Funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Gary W. Ryan (50)

Year of Election or Appointment: 2006

Assistant Treasurer of Mortgage Backed Securities Central Fund. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

** FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Mortgage Backed Securities Central Fund

Each year, typically in June, the Board of Directors, including the Independent Directors (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Directors' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Directors with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its June 2008 meeting, the Board of Directors, including the Independent Directors, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant and ultimately reached a determination, with the assistance of fund counsel and Independent Directors' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board also approved amendments to the fund's agreements with foreign sub-advisers to clarify that each sub-adviser provides services as an independent contractor. The Board further approved agreements with foreign sub-advisers Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Japan) Inc., and Fidelity Management & Research (Hong Kong) Limited.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, Fidelity Investments Money Management, Inc., and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Directors also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integrated part of the fixed-income portfolio management investment process.

Annual Report

Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, but did not consider performance to be a material factor in its decision to renew the fund's Advisory Contracts. The Board noted that the fund is designed to offer a liquid investment option for other investment companies and accounts managed by Fidelity Management & Research Company (FMR) or its affiliates and ultimately to enhance the performance of those investment companies and accounts.

Based on its review, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered that FMR pays the fund's management fee on behalf of the fund. The Board also noted that FMR bears all expenses of the fund, except expenses related to the fund's investment activities (primarily custody expenses). Based on its review, the Board concluded that the fund's net management fee and total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, as well as the profitability of each fund that invests in this fund.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities.

Economies of Scale. The Board concluded that the realization of economies of scale was not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends and actions to be taken by FMR to improve certain funds' overall performance; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability and the extent to which portfolio manager compensation is linked to fund performance; (v) Fidelity's fee structures; (vi) the funds' sub-advisory arrangements; and (vii) accounts managed by Fidelity other than the Fidelity funds.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Item 2. Code of Ethics

As of the end of the period, August 31, 2008, Fidelity Central Investment Portfolios II LLC (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP ("PwC") in each of the last two fiscal years for services rendered to Fidelity 1-3 Year Duration Securitized Bond Central Fund, Fidelity Commercial Mortgage-Backed Securities Central Fund, Fidelity Corporate Bond 1-10 Year Central Fund, Fidelity Corporate Bond 1-5 Year Central Fund and Fidelity Mortgage Backed Securities Central Fund (the "Funds"):

Services Billed by PwC

August 31, 2008 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 66,000	$ -	$ 27,800	$ 200
Fidelity Commercial Mortgage-Backed Securities Central Fund	$ 125,000	$ -	$ 27,800	$ 200
Fidelity Corporate Bond 1-10 Year Central Fund	$ 84,000	$ -	$ 27,800	$ 200
Fidelity Corporate Bond 1-5 Year Central Fund	$ 78,000	$ -	$ 27,800	$ 200
Fidelity Mortgage Backed Securities Central Fund	$ 165,000	$ -	$ 27,800	$ 200

August 31, 2007 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 50,000	$ -	$ 10,000	$ 200
Fidelity Commercial Mortgage-Backed Securities Central Fund	$ 94,000	$ -	$ 18,500	$ 200
Fidelity Corporate Bond 1-10 Year Central Fund	$ 49,000	$ -	$ 15,500	$ 200
Fidelity Corporate Bond 1-5 Year Central Fund	$ 48,000	$ -	$ 15,500	$ 200
Fidelity Mortgage Backed Securities Central Fund	$ 127,000	$ -	$ 14,500	$ 200

A Amounts may reflect rounding.

B Fidelity 1-3 Year Duration Securitized Bond Central Fund commenced operations on September 25, 2006, Fidelity Commercial Mortgage-Backed Securities Central Fund commenced operations on October 30, 2006, Fidelity Corporate Bond 1-10 Year Central Fund commenced operations on November 6, 2006, Fidelity Corporate Bond 1-5 Year Central Fund commenced operations on November 6, 2006, and Fidelity Mortgage Backed Securities Central Fund commenced operations on November 29, 2006.

The following table presents fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds ("Fund Service Providers"):

Services Billed by PwC

	August 31, 2008A	August 31, 2007A,B
Audit-Related Fees	$1,295,000	$ -
Tax Fees	$ -	$ -
All Other Fees	$ 185,000	$ 275,000

A Amounts may reflect rounding.

B May include amounts billed prior to the funds' commencement of operations.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for assurance services provided to the fund or Fund Service Provider that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	August 31, 2008 A	August 31, 2007 A,B
PwC	$2,595,000	$1,460,000

A Amounts may reflect rounding.

B May include amounts billed prior to the funds' commencement of operations.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the Funds, taking into account representations from PwC, in accordance with Independence Standards Board Standard No. 1, regarding its independence from the Funds and their related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The Fidelity fund's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds' last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios II LLC

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	October 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	October 29, 2008
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	October 29, 2008